As filed with the Securities and Exchange Commission on October 15, 2021

Securities Act File No. 333-103025

Investment Company Act File No. 811-21296

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 77	☒

and/or

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1940	☒
Amendment No. 74	☒

(Check appropriate box or boxes)

BARON SELECT FUNDS

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Patrick M. Patalino, General Counsel

c/o Baron Select Funds

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	On (date) pursuant to paragraph (b)(1)(iii) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On (date) pursuant to paragraph (a)(1) of Rule 485
☒	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

We may not sell this security until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell this security and is not soliciting an offer to buy this security in any state where the offer is not permitted.

Prospectus

[, 2021]

Baron WealthBuilder Fund

Retail Shares : BWBFX   Institutional Shares : BWBIX   TA Shares : BWBTX

Baron Select Funds

The Securities and Exchange Commission ("SEC") has not approved or disapproved these shares or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

BARON FUNDS®
1987

Table of Contents	Baron Funds®

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Baron WealthBuilder Fund

Investment Goal

The investment goal of Baron WealthBuilder Fund (the “Fund”) is capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Management Fee	Distribution (12b-1) Fee	Other Expenses	Acquired Fund Fees and Expenses[1]	Total Annual Fund Operating Expenses	Expense Reimburse- ments	Total Annual Fund Operating Expenses after Expense Reimburse- ments[2]
BARON WEALTHBUILDER FUND
Retail Shares	—	0.25%	0.16%	1.06%	1.47%	(0.11)%	1.36%
Institutional Shares	—	—	0.16%	1.06%	1.22%	(0.11)%	1.11%
TA Shares	—	—	0.16%	1.06%	1.22%	(0.11)%	1.11%

*	While the Fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the Baron mutual funds in which it invests (acquired funds).
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the securities of a select number of Baron mutual funds.
[2]

BAMCO, Inc. (“BAMCO” or the “Adviser”) has agreed that, pursuant to a contract with an 11-year term terminating on August 29, 2031, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (portfolio transaction costs, interest, dividend, acquired fund fees and expenses and extraordinary expenses are not subject to the operating expense limitation) to 0.30% of average daily net assets of Retail Shares, 0.05% of average daily net assets of Institutional Shares and 0.05% of average daily net assets of TA Shares. Only the Board of Trustees of the Fund may terminate the expense reimbursement agreement prior to its termination date.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a

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5% return each year and that the Fund’s operating expenses remain the same, giving effect to the expense reimbursement agreement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	1	3	5	10
BARON WEALTHBUILDER FUND
Retail Shares	$138	$431	$745	$1,635
Institutional Shares	$113	$353	$612	$1,352
R6 Shares	$113	$353	$612	$1,352

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2020, the Fund’s portfolio turnover rate was 6.65% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

The Fund is a diversified fund because it invests, at any given time, in the securities of a select number of Baron mutual funds (the “Underlying Funds”), representing specific investment strategies. The Fund normally invests in a variety of domestic and international equity funds. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.

The Fund can invest in funds holding U.S. and international stocks; small-cap, small- to mid-cap, mid-cap, large-cap, all-cap stocks; and sector specific stocks.

The portfolio manager decides how much of the Fund’s assets to allocate to underlying fund investments based on the outlook for, and on the relative valuations of, the Underlying Funds and the various markets in which they invest.

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Baron WealthBuilder Fund

Underlying Funds

BARON WEALTHBUILDER FUND

Strategy	Fund

Small Cap	Baron Discovery Fund
Baron Small Cap Fund
Baron Growth Fund

Small-Mid Cap	Baron Focused Growth Fund

Mid Cap	Baron Asset Fund

Large Cap	Baron Fifth Avenue Growth Fund
Baron Durable Advantage Fund

All Cap	Baron Partners Fund
Baron Opportunity Fund

International / Global	Baron International Growth Fund
Baron Emerging Markets Fund
Baron Global Advantage Fund
Baron New Asia Fund

Sector	Baron Real Estate Fund
Baron Real Estate Income Fund
Baron Health Care Fund
Baron FinTech Fund
Baron Technology Fund

The Fund may sell shares of the Underlying Funds for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. The Fund may also modify the list of Underlying Funds at any time, including by adding Underlying Funds that may be created in the future, or change the Fund’s asset allocation at any time, in each case without prior approval from or notice to shareholders. At certain periods, the Fund may hold

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a portion of its assets in cash, money market securities or other similar liquid investments.

Principal Risks of Investing in the Fund

The following summarizes the risks that the Fund is subject to based on its investments in the Underlying Funds. The risks described below are risks to the Fund’s overall portfolio. These are generally different from the risks of any one Underlying Fund. While each Underlying Fund has its own particular risk characteristics, the strategy of allocating the Fund’s assets to different Underlying Funds may allow those risks to be offset to some extent.

Growth Investing.  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Asset Allocation.  The Fund’s ability to achieve its investment objective depends largely upon selecting the best mix of Underlying Funds. The selection of the Underlying Funds and the allocation of the Fund’s assets among the various market sectors could cause the Fund to underperform in comparison to other funds with a similar investment objective.

General Stock Market.  Fund losses may be incurred due to declines in one or more markets in which Fund investments are made. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). In addition, turbulence and reduced liquidity in financial markets may negatively affect many issuers, which could have an adverse effect on your Fund investment. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions or other events could have a significant negative impact on global economic and market conditions. The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, have had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

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Baron WealthBuilder Fund

Risks of Investing in the Underlying Funds.  Each of the Underlying Funds has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund.

Consumer Discretionary Sector.  The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.

Developing Countries.  Certain Underlying Funds invest in developing countries, which include countries in the MSCI Emerging Markets (EM) Index, countries in the MSCI Frontier Markets (FM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund or on country characteristics similar to those of the countries in the EM and FM Indexes. Investments in developing countries are subject to all of the risks of non-U.S. investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation. These risks are greater for countries in the FM Index.

Industrials Sector.  The Fund’s investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Large-Cap Companies.  Because an Underlying Fund may invest primarily in large-cap company securities, that Underlying Fund may underperform other funds during periods when their securities are out of favor.

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Non-U.S. Securities.  Investing in non-U.S. securities may involve additional risks to those inherent in investing in U.S. securities, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Small- and Mid-Sized Companies.  The Adviser believes there is more potential for capital appreciation in small- and mid-sized companies, but there also may be more risk. Securities of small- and mid-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and mid-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and mid-sized companies rely more on the skills of management and on their continued tenure. Investing in small- and mid-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Technology.  Technology companies, including internet-related and information technology companies, as well as companies propelled by new technologies, may present the risk of rapid change and product obsolescence, and their successes may be difficult to predict for the long term. Some technology companies may be newly formed and have limited operating history and experience. Technology companies may also be adversely affected by changes in governmental policies, competitive pressures and changing demand. The securities of these companies may also experience significant price movements caused by disproportionate investor optimism or pessimism, with little or no basis in the companies’ fundamentals or economic conditions.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s annual and since inception returns compared with that of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).

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Baron WealthBuilder Fund

Total Return (%) for the year ended December 31 (Retail Shares)

Best Quarter:	6/30/20: 35.31%
Worst Quarter:	3/31/20: (18.48)%

Annual Total Return (for periods ended 12/31/20)

The following table shows the Fund’s Retail Shares’ annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2020. The table also shows the annual return of the Fund’s Institutional Shares and TA Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund’s shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

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Baron WealthBuilder Fund

Average Annual Total Returns for the year ended December 31, 2020

	1 year	5 years	10 years	Since Inception
BARON WEALTHBUILDER FUND
Retail Shares (Inception date: 12-29-17)
Return before taxes	62.45%	N/A	N/A	27.40%
Return after taxes on distributions	61.87%	N/A	N/A	26.85%
Return after taxes on distributions and sale of Fund shares	37.25%	N/A	N/A	21.76%
Institutional Shares (Inception date: 12-29-17)
Return before taxes	62.85%	N/A	N/A	27.67%
TA Shares (Inception date: 12-29-17)
Return before taxes	62.85%	N/A	N/A	27.67%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	18.40%	N/A	N/A	14.18%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	16.25%	N/A	N/A	10.06%

The S&P 500 Index is an unmanaged index of larger-cap companies. The MSCI ACWI Index Net USD is an unmanaged, free float-adjusted market capitalization weighted index reflected in US dollars that measures the equity market performance of large and mid cap securities across developed and emerging markets.

Management

Investment Adviser.  BAMCO is the investment adviser of the Fund.

Portfolio Manager.  Ronald Baron has been the Lead Portfolio Manager of the Fund since its inception on December 29, 2017. Michael Baron has been the co-manager of the Fund since December 8, 2020. Mr. Ronald Baron founded the Adviser in 1987. Mr. Michael Baron joined the Adviser as a research analyst in September of 2004.

Purchase and Sale of Fund Shares

Shares may be purchased only on days that the New York Stock Exchange is open for trading.

	Minimum Initial Investment	Minimum Subsequent Investment	Maximum Subsequent Investment
Retail Shares	$2,000	No Minimum	No Maximum

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Baron WealthBuilder Fund

	Minimum Initial Investment	Minimum Subsequent Investment	Maximum Subsequent Investment
Institutional Shares	$1,000,000 (Employees of the Adviser and its affiliates and Trustees of the Baron Funds® and employer sponsored retirement plans (qualified and nonqualified) are not subject to the eligibility requirements for Institutional Shares.)	No Minimum	No Maximum

Baron Funds® website purchases	You may not make an initial purchase through the Baron Funds® website.	$10	$6,500 for retirement accounts and $250,000 for non-retirement accounts.

TA Shares*	$2,000	No Minimum	No Maximum

Baron Automatic Investment Plan	$500 (with subsequent minimum investments of $50 per month until your investment has reached $2,000.)	No Minimum	No Maximum

Baron Funds® website purchases	$2,000	$10	$6,500 for retirement accounts and $250,000 for non-retirement accounts.

*	TA Shares are available only to investors who purchase shares of the Fund directly through the Fund’s transfer agent.

You Can Purchase or Redeem Shares By:

1.	Mailing a request to Baron Funds®, P.O. Box 219946, Kansas City, MO 64121-9946 or by overnight mail to: Baron Funds®, 430 West 7th Street, Kansas City, MO 64105-1514;

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Baron WealthBuilder Fund

2.	Wire (Purchase Only);
3.	Calling 1-800-442-3814;
4.	Visiting the Baron Funds® website www.BaronFunds.com; or
5.	Through a broker, dealer or other financial intermediary that may charge you a fee.

The Fund is not for short-term traders who intend to purchase and then sell their Fund shares within a 90 day period. If the Adviser reasonably believes that a person is not a long-term investor, it will attempt to prohibit that person from making additional investments in the Fund.

Tax Information

Distributions of the Fund’s net investment income (other than “qualified dividend income”) and distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of the Fund’s net capital gains reported as capital gain dividends by the Fund will be taxable to you as long-term capital gains, regardless of the length of time you have held shares of the Fund. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, you may be subject to federal income tax on withdrawals from tax-deferred arrangement at a later date.

Financial Intermediary Compensation

If you purchase Retail Shares or Institutional Shares of the Fund through a broker, dealer or other financial intermediary (such as a bank or financial adviser), the Fund, Baron Capital, Inc., the Fund’s distributor, BAMCO or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker, dealer or other financial intermediary, including your salesperson, to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Information about the Fund	Baron Funds®

This Prospectus is for Baron WealthBuilder Fund (the “Fund”), a series of Baron Select Funds. Baron Select Funds currently has twelve series, Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron WealthBuilder Fund, Baron Health Care Fund, Baron FinTech Fund, Baron New Asia Fund and Baron Technology Fund. If you are interested in Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund or Baron Durable Advantage Fund, which are series of Baron Investment Funds Trust, please visit www.BaronFunds.com or contact us at 1-800-99BARON. The series of Baron Investment Funds Trust and Baron Select Funds may be collectively referred to as the “Underlying Funds”.

Investment Goal

Baron WealthBuilder Fund	Capital appreciation.

Additional Investment Strategies

As the Fund makes investments exclusively in the Underlying Funds, the Fund expects its portfolio to be subject to the additional principal investment strategies described below.

Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, Baron Durable Advantage Fund, Baron Partners Fund, Baron Focused Growth Fund, Baron Real Estate Fund, Baron Real Estate Income Fund, Baron Health Care Fund, Baron FinTech Fund and Baron Technology Fund may invest without limitation in the securities of non-U.S. issuers in U.S. denominated form known as American Depository Receipts.

Baron Asset Fund, Baron Growth Fund and Baron Small Cap Fund may invest up to 10% of their respective total assets directly in the securities of non-U.S. issuers that are not publicly traded in the U.S. and in Global Depository Receipts and European Depository Receipts. Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, Baron Durable Advantage Fund, Baron Partners Fund, Baron Focused Growth Fund, Baron Real Estate Fund, Baron Real Estate Income Fund, Baron Health Care Fund, Baron FinTech Fund and Baron Technology Fund may invest up to 25% of their respective total assets directly in the securities of non-U.S. issuers that are not publicly traded in the U.S. and in Global Depository Receipts and European Depository Receipts.

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Information about the Fund	Baron Funds®

These securities may have exposure to developed countries and developing countries, which include countries in the MSCI Emerging Markets (EM) Index, countries in the MSCI Frontier Markets (FM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund or on country characteristics similar to those of the countries in the EM and FM Indexes.

Baron International Growth Fund may invest up to 25% of its total assets directly in the securities of U.S. issuers. In addition, the Fund may invest without limitation in the securities of non-U.S. issuers in U.S. denominated form known as American Depository Receipts.

Baron Emerging Markets Fund may invest up to 20% of its net assets in developed countries, frontier countries as defined by the MSCI Frontier Markets (FM) Index and in the securities of non-U.S. issuers in developed and frontier countries in U.S. denominated form known as American Depository Receipts.

Baron Global Advantage Fund may invest without limitation directly in the securities of U.S. and non-U.S. companies in any form, including, in the case of U.S. companies, European Depository Receipts and Global Depository Receipts, and in the case of non-U.S. companies, American Depository Receipts. At all times, Baron Global Advantage Fund will have investments in the securities of companies in at least three countries outside of the U.S. Under normal conditions, at least 40% of the Fund’s net assets will be invested in stocks of companies outside the U.S. (at least 30% if foreign market conditions are not favorable).

Baron New Asia Fund may invest up to 20% of its total assets directly in the securities of U.S. issuers. In addition, the Fund may invest without limitation in the securities of non-U.S. issuers in U.S. denominated form known as American Depository Receipts, Global Depository Receipts and other types of depository receipts with respect to issuers located in Asia.

Except for Baron Asset Fund, the Underlying Funds may sell securities short. Short selling occurs when the Underlying Funds sell a security that the Underlying Funds do not own. In order to do so, the Underlying Funds must borrow a security to deliver it to the purchaser and later buy that security in the market and return it to the lender. The Underlying Funds may establish short positions in securities that the Adviser believes have limited growth prospects or are over-priced, or in securities of companies the Adviser believes are poorly managed or have highly leveraged balance sheets. The Underlying Funds may also establish a short position in a security to hedge exposure to a particular company or to hedge exposure to a certain industry or sector of the market. The Underlying Funds may also short market indices to hedge against broad movements in the market. Generally, when the Underlying Funds take a short position, the Adviser believes that the security’s price will fall. If it falls

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Information about the Fund	Baron Funds®

sufficiently, the Underlying Funds will make money. If it instead increases in price, the Underlying Funds will lose money. The Underlying Funds will not use more than 35% of their respective total assets in maintaining short positions. The Adviser, in its sole discretion, may decide not to sell any securities short. The Adviser believes that the flexibility to execute a long and short strategy may reduce the short-term volatility inherent in the equity markets. However, the Adviser also believes short sales can be significantly more risky than long investments and, as a result, expects to employ this tactic relatively infrequently.

Except for Baron Asset Fund, which may invest up to 10% of its net assets, the Underlying Funds may invest up to 15% of their respective net assets in illiquid securities at the time of purchase. An illiquid security is one that a Fund reasonably expects cannot be sold or disposed of in current market conditions within seven calendar days or less without the sale or disposition significantly changing the market value of the security. Such investments may include private equity securities, private investments in public equity (“PIPE”) securities and other restricted securities.

The Underlying Funds may invest in debt securities of all types and repurchase agreements for those securities. Debt securities include corporate bonds, government securities, repurchase agreements, loans and loan participations, mortgage-backed securities and other securities that the Underlying Funds believe have debt-like characteristics, including hybrids and synthetic securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. The Underlying Funds may invest in debt securities that have a rating of, or equivalent to, at least “BBB” by Standard & Poor’s Corporation or “Baa” by Moody’s Investors Services, Inc., or if unrated, are judged by the Adviser to be of comparable quality. Except for Baron Small Cap Fund, which may invest up to 20% of its total assets, the Underlying Funds may invest up to 35% of their total assets in such securities. Some debt securities purchased by the Underlying Funds may have very long maturities. The length of time remaining until maturity is one factor that the Adviser considers in purchasing a particular debt security.

The Fund and the Underlying Funds may, from time to time, take temporary defensive positions that are inconsistent with their principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In such circumstances, the Adviser may invest all or a portion of the Fund’s and the Underlying Funds’ assets in cash or cash equivalents, such as money market instruments, which include U.S. Government securities, certificates of deposit, short-term investment grade corporate bonds and other short term debt instruments, and repurchase agreements. Taking such a temporary defensive position may cause the Fund and the Underlying Funds not to achieve their investment goals.

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Information about the Fund	Baron Funds®

Baron Asset Fund may borrow up to 5% of its net assets for extraordinary or emergency temporary investment purposes or to meet redemption requests that might otherwise require an untimely sale of portfolio securities. Baron Growth Fund, Baron Small Cap Fund and Baron Opportunity Fund may borrow up to 30% of the value of their respective total assets, including the amount borrowed, as of the time the borrowing is made, subject to exceptions for borrowing of up to 5% for temporary or emergency purposes.

Baron Fifth Avenue Growth Fund, Baron Discovery Fund, Baron Durable Advantage Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron Health Care Fund, Baron FinTech Fund, Baron New Asia Fund and Baron Technology Fund may borrow from a bank up to 33% of the value of their respective total assets, including the amount borrowed, as of the time the borrowing is made, subject to exceptions for borrowings of up to 5% for temporary or emergency purposes. Baron Partners Fund may borrow money from banks to take advantage of opportunities to invest (leverage) in an amount up to one-third of its total assets, which include assets purchased with borrowed money.

Companies in which the Underlying Funds invest may be subject to corporate actions, including mergers and acquisitions. The Adviser may, in its discretion, choose to receive shares of the combined entity where it concludes that it is in the best interest of the Underlying Funds’ shareholders to do so. Such a decision may result in the Underlying Funds owning shares of an issuer outside of the Underlying Funds’ market cap range.

The Underlying Funds may enter into swap transactions.

The Underlying Funds have additional investment strategies and restrictions that govern their activities. For a list of these restrictions and more information about the investment strategies, please see the “Investment Strategies and Risks” section on pages 3-12 of the Statement of Additional Information (“SAI”). Those strategies and restrictions that are identified as “fundamental” may only be changed with shareholder approval, while the others may be changed by the Board of Trustees (the “Board”) without shareholder approval upon at least 60 days’ notice.

Investment Criteria and Process

In making investment decisions for the Underlying Funds, the Adviser seeks to invest in businesses that it believes have:

1.	significant opportunities for growth;

2.	sustainable competitive advantages;

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Information about the Fund	Baron Funds®

3.	exceptional management; and

4.	an attractive valuation.

The Adviser’s research process includes examining companies from many perspectives through numerous interviews with company managements and site visits. The Adviser also interviews a company’s employees, as well as its customers, suppliers, and competitors to determine whether the information gained from these parties is consistent with senior management’s objectives and the Adviser’s independent findings. Through these and other inquiries, the Adviser becomes an expert in the industries in which it invests and acquires a thorough understanding of the prospects of its investments in their competitive landscape. The Adviser also studies industry data, statistics and trends. The Adviser invests without regard for market trends.

The Underlying Funds purchase stocks that the Adviser believes are attractively priced relative to the Adviser’s projections of intrinsic value. The most critical component of the Adviser’s investment decisions is the quality of a company, as measured by its growth prospects, management, business model, competitive position, capital structure and valuation.

In building its portfolios, the Adviser does not use a market benchmark, nor does it aim to underweight or overweight any sectors or industries. The Adviser seeks to invest in businesses before their long-term growth prospects are appreciated by other investors. The Underlying Funds may make significant investments in companies in which the Adviser has great conviction. Of course, there can be no guarantee that the Underlying Funds will be successful at achieving their investment goals.

The Underlying Funds have a long-term outlook and often invest in businesses for several years. The Underlying Funds hope for significant business growth and stock price appreciation over that time period. As long-term investors in businesses, the Fund is designed for long-term shareholders. The Fund is not designed, or intended to be suitable, for investors who intend to purchase and then sell their Fund shares within a 90 day period (please see the “Policies Regarding Frequent Purchases and Redemptions of Fund Shares” section on pages 40-42 of this Prospectus).

Additional Investment Risks

The risks of the Fund directly correspond to the risks of the Underlying Funds. Those additional principal investment risks may include:

Growth Investing.  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

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Asset Allocation.  The Fund’s ability to achieve its investment objective depends largely upon selecting the best mix of Underlying Funds. The selection of the Underlying Funds and the allocation of the Fund’s assets among the various market sectors could cause the Fund to underperform in comparison to other funds with a similar investment objective.

General Stock Market.  Fund losses may be incurred due to declines in one or more markets in which Fund investments are made. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). In addition, turbulence and reduced liquidity in financial markets may negatively affect many issuers, which could have an adverse effect on your Fund investment. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions or other events could have a significant negative impact on global economic and market conditions. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel and imposing quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, have had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Risks of Investing in the Underlying Funds.  Each of the Underlying Funds has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of its shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund.

Consumer Discretionary Sector.  The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.

Credit and Interest Rate.  The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of

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the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines. The risks associated with rising interest rates may be heightened as interest rates in the U.S. and elsewhere are at or near historic lows. The magnitude of these fluctuations will be greater when the maturity of the debt securities is longer.

Currency.  This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on the Underlying Funds’ holdings can be significant, unpredictable, and long-lasting, depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar and whether currency positions are hedged. Under normal conditions, the Underlying Funds do not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, the Underlying Funds’ attempts at hedging could be unsuccessful, and it may not be possible to effectively hedge the currency risks of many developing countries.

Cybersecurity.  The use of the Internet and other electronic media and technology exposes the Fund and the Underlying Funds, and their service providers, and their respective operations, to potential risks from cybersecurity attacks or incidents (collectively, “cyber incidents”). Cyber incidents may include, for example, unauthorized access to systems, networks or devices (such as, for example, through “hacking” activity), infection from computer viruses or other malicious software code, and attacks which shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. In addition to intentional cyber incidents, unintentional cyber incidents can occur, such as, for example, the inadvertent release of confidential information. Any cyber incident could adversely impact the Fund and the Underlying Funds and their shareholders and cause the Fund and the Underlying Funds to incur financial loss and expense, as well as face exposure to regulatory penalties, reputational damage, and additional compliance costs associated with corrective measures. A cyber incident may cause the Fund and the Underlying Funds, or their service providers, to lose proprietary information, suffer data corruption, lose operational capacity (such as, for example, the loss of the ability to process transactions, calculate the Fund’s and the Underlying Funds’ net asset value per share (“NAV”), or allow shareholders to transact business), and/or fail to comply with applicable privacy and other laws. Among other potentially harmful effects, cyber incidents also may result in theft, unauthorized monitoring and failures in the physical infrastructure or operating systems that support the Fund and the Underlying Funds and their service providers. In addition, cyber incidents affecting issuers in which the Fund and the Underlying Funds invest could cause their Funds’ investments to lose value. The Adviser has established risk management systems reasonably designed to seek to reduce the risks associated with cyber incidents.

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However, there is no guarantee that the efforts of the Adviser or its affiliates, or other service providers, will succeed, either entirely or partially. The nature of malicious cyber attacks is becoming increasingly sophisticated and the Fund and the Underlying Funds and the Adviser, and its relevant affiliates, cannot control the cyber systems and cybersecurity systems of issuers or third party service providers.

Developing Countries.  Certain Underlying Funds invest in developing countries, which include countries in the MSCI Emerging Markets (EM) Index, countries in the MSCI Frontier Markets (FM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund or on country characteristics similar to those of the countries in the EM and FM Indexes. The definition of developing countries for Baron Emerging Markets Fund excludes countries in the FM Index. Investments in developing countries are subject to all of the risks of non-U.S. investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation. These risks are greater for countries in the FM Index.

Illiquid Securities.  Illiquid securities, which include securities that are not publicly traded such as private equity securities, PIPE securities and other restricted securities, may be difficult to sell or may be subject to agreements that prohibit or limit their sale or other disposition. This investment approach requires a long-term outlook and may involve more risk. Except for Baron Asset Fund, which may invest up to 10% of its net assets, the Underlying Funds may invest up to 15% of their respective net assets in illiquid securities at the time of purchase. An illiquid security is one that a Fund reasonably expects to be unable to sell or dispose of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security.

Industrials Sector.  The Fund’s investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the

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Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Industry Concentration.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry, and the securities of companies in that industry could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry, and these companies can be sensitive to adverse economic, regulatory or financial developments.

Initial Public Offerings.  The prices of securities purchased in initial public offerings (“IPOs”) can be very volatile and/or decline shortly after the IPO. Securities issued in IPOs have no trading history, and information about the issuing companies may be available for only very limited periods. The effect of IPOs on an Underlying Fund’s performance depends on a variety of factors, including the number of IPOs the Underlying Fund invests in relative to the size of the Underlying Fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. If an Underlying Fund’s historical performance was impacted by gains from IPOs and/or secondary offerings, there is no guarantee that these results can be repeated or that an Underlying Fund’s level of participation in IPOs and secondary offerings will be the same in the future.

Interest Rate.  Certain Underlying Funds are subject to greater interest rate risk when compared to other Underlying stocks Funds due to the chance that periods of rising interest rates may cause REIT stock prices to decline and the overall cost of borrowing to increase.

Large-Cap Companies.  Because an Underlying Fund may invest primarily in large-cap company securities, that Underlying Fund may underperform other funds during periods when their securities are out of favor.

Large Positions.  The Underlying Funds may establish relatively large positions in companies in which the Adviser has great conviction. Movement in the prices of securities in which the Underlying Funds hold large positions could have a significant impact on the Underlying Funds’ NAVs. These large positions may represent a significant part of a company’s outstanding stock, and sales by the Underlying Funds or an Underlying Fund could adversely affect stock prices. An Underlying Fund’s returns may be more volatile than those of a fund that does not establish large positions.

Long-Term Outlook and Projections.  The Underlying Funds are designed for long-term investors who are willing to hold investments for a substantial period of time.

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The cash flows and valuations that the Adviser projects for a company may not be achieved, which could negatively affect the impact of that stock in the Underlying Funds’ portfolios.

Non-Diversification and Focus.  Funds that are less diversified across geographic regions, countries, industries, or individual companies are generally riskier than more diversified funds. If a Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of that Fund’s overall portfolio.

Non-Diversified Portfolio.  Certain Underlying Funds are non-diversified, which means they may have a greater percentage of their assets in a single issuer than a diversified fund. Because of this, an Underlying non-diversified Fund may invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the performance of an Underlying non-diversified Fund versus an Underlying diversified Fund. Thus, an Underlying non-diversified Fund is more likely to experience significant fluctuations in value, exposing it to a greater risk of loss in any given period than an Underlying diversified Fund.

Non-U.S. Securities.  Investments in non-U.S. securities may involve additional risks to those inherent in investments in U.S. securities, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets. Risks can result from varying stages of economic and political development, differing regulatory environments, trading days, and accounting standards, uncertain tax laws, and higher transaction costs of non-U.S. markets. Investments outside the United States could be subject to governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes. Trading by the Underlying Funds may take place in various foreign markets on certain days when the Underlying Funds are not open for business and do not calculate NAVs. As a result, NAVs may be significantly affected on days when shareholders cannot make transactions.

Prepayment.  Many types of debt securities are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Real Estate Industry.  In addition to general market conditions, the value of the Underlying Funds will be affected by the strength of the real estate markets. Factors that could affect the value of the Underlying Funds’ holdings include the following: overbuilding and increased competition; increases in property taxes and operating

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expenses; declines in the value of real estate; lack of availability of equity and debt financing to refinance maturing debt; vacancies due to economic conditions and tenant bankruptcies; losses due to costs resulting from environmental contamination and its related clean-up; changes in interest rates; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; and functional obsolescence and appeal of properties to tenants.

REIT.  REITs generally are dependent upon management skills and may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for favorable tax treatment under applicable tax law. Various factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Risks of Emphasizing a Region, Country, Sector or Industry.  If an Underlying Fund has invested a higher percentage of its total assets in a particular region, country, sector or industry, changes affecting that region, country, sector or industry may have a significant impact on the performance of the Underlying Fund’s overall portfolio. The economies and financial markets of certain regions — such as Latin America, Asia, and Europe and the Mediterranean region — can be interdependent and may all decline at the same time.

Short Sales.  If the price of the stock sold short increases after the sale, the Underlying Funds will lose money because they will have to pay a higher price to repurchase the borrowed stock when they close their short position. The Underlying Funds may not be able to close out a short position at an acceptable price or time and the loss of value on a short sale is theoretically unlimited. The Underlying Funds have to borrow the securities to enter into the short sale. If the lender demands the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities. If this occurs at the same time other short-sellers are trying to borrow or buy the securities, a “short squeeze” could occur, causing the stock price to rise and making it more likely that the Underlying Funds will have to cover their short positions at an unfavorable price. This could happen regardless of whether or not the prospects for a business are favorable or unfavorable.

Small- and Mid-Sized Companies.  The Adviser believes there is more potential for capital appreciation in small- and mid-sized companies, but there also may be more risk. Securities of small- and mid-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and mid-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell

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during market downturns. Small- and mid-sized companies rely more on the skills of management and on their continued tenure. Investing in small- and mid-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Specific Securities.  Earnings, cash flows and valuations projected by the Adviser for a long position may not be achieved, which could negatively affect the impact of that stock in an Underlying Fund’s portfolio. With respect to a short position held by an Underlying Fund, the company or the securities markets may have favorable developments or news that positively affect the stock market price of that company, which in turn, could result in a loss for the Fund.

Swaps.  The Underlying Funds may enter into equity swap transactions. Equity swap transactions are entered into with financial intermediaries through a direct agreement with the Counterparty, generally an ISDA Master Agreement, the specific terms of which are negotiated by the parties. The Underlying Funds may use equity swaps, or other derivative instruments, for hedging purposes against potential adverse movements in security prices or for non-hedging purposes such as seeking to enhance return. The Underlying Funds may be required to post collateral for such transactions. There is no central clearing or, unless the parties provide for it, guaranty function in an OTC option or derivative, including certain swaps. As a result, if the Counterparty fails to make or take delivery of the security or other instrument, or fails to make a cash settlement payment due in accordance with the option, the Underlying Funds will lose any premium they paid for the option as well as any anticipated benefit of the transaction.

Taxes.  The Fund and each of the Underlying Funds have elected to be treated, and intends to qualify each year, as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the special U.S. federal income tax treatment afforded to regulated investment companies, each Fund must meet certain source-of-income, asset diversification and annual distribution requirements, as discussed in the “U.S. Federal Income Taxation” section on pages 44-46 of this Prospectus. If for any taxable year a Fund fails to qualify for the special U.S. federal income tax treatment afforded to regulated investment companies, all of the Fund’s taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to the Fund’s shareholders) and the Fund’s income available for distribution will be reduced. (Please see the “U.S. Federal Income Taxation” section on pages 44-46 of this Prospectus, and the “Taxation of the Fund” section on pages 31-36 in the SAI.)

Technology.  Technology companies, including internet-related and information technology companies, as well as companies propelled by new technologies, may

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present the risk of rapid change and product obsolescence, and their successes may be difficult to predict for the long term. Some technology companies may be newly formed and have limited operating history and experience. Technology companies may also be adversely affected by changes in governmental policies, competitive pressures and changing demand. The securities of these companies may also experience significant price movements caused by disproportionate investor optimism or pessimism, with little or no basis in the companies’ fundamentals or economic conditions.

In addition to the risks above, the Fund is subject to the following risks based on its investment in the Underlying Funds:

Fund-of-Funds.  Although BAMCO serves as the investment adviser of the Underlying Funds in which the Fund invests, an Underlying Fund may change its investment policy without the Fund’s approval, which could force the Fund to reduce or eliminate its allocation to the Underlying Fund at an unfavorable time. In addition, if one Underlying Fund buys the same securities that another Underlying Fund sells, the Fund would indirectly bear the costs of these transactions without accomplishing any investment purpose.

Health Care Sector.  Investments in health care companies are subject to a number of risks, including the adverse impact of legislative actions and government regulations. These actions and regulations can affect the approval process for patents, medical devices and drugs, the funding of research and medical care programs, and the operation and licensing of facilities and personnel. Biotechnology and related companies are affected by patent considerations, intense competition, rapid technology change and obsolescence, and regulatory requirements of various federal and state agencies. In addition, some of these companies are relatively small and have thinly traded securities, may not yet offer products or may offer a single product, and may have persistent losses during a new product’s transition from development to production, or erratic revenue patterns. The stock prices of these companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny.

Financials Sector.  The financials industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

FinTech Companies.  FinTech Companies may be adversely impacted by government regulations, economic conditions and deterioration in credit markets. These companies may have significant exposure to consumers and businesses (especially small businesses) in the form of loans and other financial products or services.

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FinTech Companies typically face intense competition and potentially rapid product obsolescence. In addition, many FinTech Companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. Many FinTech Companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some FinTech Companies. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. FinTech Companies involved in alternative currencies may face slow adoption rates and be subject to higher levels of regulatory scrutiny in the future, which could severely impact the viability of these companies. FinTech Companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of FinTech Companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on FinTech Companies. Companies across a wide variety of industries are exploring the possible applications of fintech technologies. The extent of such technologies versatility has not yet been fully explored. Consequently, the Fund’s holdings may include equity securities of operating companies that focus on or have exposure to a wide variety of industries and the economic fortunes of certain companies held by the Fund may not be significantly tied to such fintech technologies. Such technologies ultimately may not have a material affect on the economic returns of the companies in which the Fund invests.

Information Technology Sector.  Companies in the information technology sector are subject to rapid changes in technology product cycles; rapid product obsolescence; government regulation; and increased competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies and companies that rely heavily on technology tend to be more volatile than the overall market and are also are heavily dependent on patent and intellectual property rights. In addition, information technology companies may have limited product lines, markets, financial resources or personnel.

IT Services Industry.  The IT services industry can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees, and the success of companies in the industry is subject to continued demand for IT services.

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Depository Receipts Risk.  Although depository receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depository receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Frontier Countries.  The Fund’s investments in frontier countries, which include countries in the MSCI Frontier Markets (FM) Index, are subject to all of the risks of non-U.S. investing generally and the risks of investing in developing countries, except that such risks are greater in frontier countries.

Risks Associated with China and Hong Kong.  The Chinese government exercises significant control over China’s economy through its industrial policies, monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies in China. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class continues to grow, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected and have an adverse effect on the Fund’s investments.

Risks of Investing through Stock Connect.  The Fund may invest in A-shares listed and traded through Stock Connect, or on such other stock exchanges in China which participate in Stock Connect from time to time or in the future. Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. Moreover, Stock Connect A shares generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. The Stock Connect program is a relatively new program and may be subject to further interpretation and guidance. There can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns.

Risks Associated with India.  Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on the Indian economy and could adversely affect market conditions, economic growth and the profitability of private enterprises in India. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Corporate

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governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. Religious, cultural and military disputes persist in India and between India and Pakistan (as well as sectarian groups within each country).

Volatility Risk: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares to go up or down dramatically. Because of this volatility, this Fund is better suited for long-term investors (typically five years or longer).

Share Classes

The Fund offers three classes of shares, Retail Shares, Institutional Shares and TA Shares, which differ only in their ongoing fees and eligibility requirements. Retail Shares are available to all investors, but are not available directly through the Fund’s transfer agent, and investment minimums range from $500 to $2,000 depending on the account type. TA Shares are available only to investors who purchase shares of the Fund directly through the Fund’s transfer agent. TA Shares do not charge a 12b-1 fee or make revenue sharing payments, to include payments for sub-transfer agency or record-keeping services. Investment minimums for TA Shares range from $500 to $2,000 depending on the account type. TA Shares are not currently available to financial intermediaries. Institutional Shares are for investments in the amount of $1,000,000 or more. Institutional Shares are intended for certain financial intermediaries that offer shares of the Fund through fee-based platforms, retirement platforms or other platforms for which the financial intermediary provides services and is not compensated by the Fund for those services. Shareholders meeting the eligibility requirements for the Institutional Shares may also purchase Institutional Shares directly without paying a sales charge or any other additional fees. Employees/Directors of the Adviser and its affiliates and Trustees of the Baron Funds® and employer sponsored retirement plans (qualified and non-qualified) are not subject to the eligibility requirements for Institutional Shares. For more information, please see the “How to Purchase Shares” section on pages 32-34 of this Prospectus. The Fund reserves the right, without prior notice, to change the eligibility requirements of its share classes, including the types of investors who are eligible to purchase each share class.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the Fund’s SAI.

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The Board oversees the management of the Fund. A list of the Trustees and the Fund’s officers may be found in the SAI. BAMCO is located at 767 Fifth Avenue, New York, NY 10153, and is responsible for portfolio management. BAMCO serves as investment adviser to other registered mutual funds, including Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, Baron Durable Advantage Fund, Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron Health Care Fund, Baron FinTech Fund, Baron New Asia Fund and Baron Technology Fund. Baron Capital, Inc. (“BCI” or the “Distributor”), an SEC registered broker-dealer and a member of the Financial Industry Regulatory Authority (“FINRA”) serves as the distributor of the shares of the Fund. BAMCO and BCI, along with their affiliate, Baron Capital Management, Inc., are wholly owned subsidiaries of Baron Capital Group, Inc., a holding company (“BCG” or the “Firm”).

Ronald Baron is the Founder, Chief Executive Officer and Chairman of the Firm and, with his family, is the principal owner of BCG. Linda S. Martinson is the President and Chief Operating Officer of the Firm and Chairman of the Fund and has been with the Firm since 1983.

Mr. Ronald Baron has been the Lead Portfolio Manager of the Baron WealthBuilder Fund since its inception on December 29, 2017. Mr. Michael Baron has been the co-manager of Baron WealthBuilder Fund since December 8, 2020. Mr. Ronald Baron has been the portfolio manager of Baron Partners Fund and Baron Focused Growth Fund since their respective inceptions as limited partnerships on January 31, 1992 and May 31, 1996. Mr. Michael Baron has been the co-manager of Baron Partners Fund since August 28, 2018. In addition, Mr. Ronald Baron has managed two registered mutual funds, Baron Asset Fund since its inception on June 12, 1987 until January 23, 2008, and Baron Growth Fund since its inception on December 31, 1994 to the present. Mr. Ronald Baron has managed money for others since 1975. Mr. Ronald Baron is also a senior member of the Adviser’s research team. Mr. Michael Baron has worked at the Adviser as an analyst since September of 2004. From 2003 to 2004, Mr. Michael Baron worked at Glenhill Capital as a research analyst.

The portfolio managers named above may serve as portfolio managers or analysts for other products offered by affiliates that could conflict with their responsibilities to the Fund. The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership in shares of the Fund.

The Adviser will not be paid a management fee for performing investment management services for the Fund. However, the Adviser receives management fees

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for managing the Underlying Funds. See the Underlying Funds’ prospectuses or Statements of Additional Information for specific fees.

The Adviser is contractually obligated to reimburse certain expenses of the Fund so that its net annual operating expenses (exclusive of portfolio transaction costs, interest, dividend, acquired fund fees and expenses and extraordinary expenses) are limited to 0.30% of average daily net assets of Retail Shares, 0.05% of average daily net assets of Institutional Shares and 0.05% of average daily net assets of TA Shares.

The Adviser will determine how the Fund’s assets are invested consistent with the investment objectives and policies of the Fund described in this Prospectus and procedures and guidelines established by the Board. The Board oversees the allocations and the basis upon which such allocations were made or maintained.

A discussion regarding the basis for the approval by the Board of the investment advisory contract for the Fund is available in the Fund’s Semi-Annual Financial Report to Shareholders for the six months ended June 30, 2020.

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How Your Shares are Priced

The Fund’s share price or NAV is calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Fund’s NAV is calculated (the “NAV Calculation Time”)) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Your purchase or sale will be priced at the next NAV calculated after your order is accepted by DST Systems, Inc. (the “Transfer Agent”). The Fund may change the time at which orders are priced if the Exchange closes at a different time or an emergency exists. The Exchange is closed on weekends and most national holidays, including New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV will not be calculated on days when the Exchange is closed for trading. Foreign securities held by the Underlying Funds may trade on days when the Fund does not calculate its NAV and thus may affect the Fund’s NAV on days when investors will not be able to purchase or sell (redeem) Fund shares. The Underlying Funds also calculate the NAV of each class of their shares as of the close of the NYSE, on each day that it is open for trading. The Fund’s investment in the Underlying Funds are based on the Underlying Funds’ NAVs on that day.

The Fund has agreements with certain financial intermediaries that authorize them to accept orders or designate third parties to accept orders on behalf of the Fund. If you place your order through these financial intermediaries, the order will be considered received when they accept the order. Those orders will be priced at the next NAV calculated after acceptance of the order by the financial intermediary or its agent.

Portfolio securities held by the Underlying Funds traded on any national exchange are valued based on their last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Underlying Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security held by the one of the Underlying Funds, or an event occurs after the market close but before the Underlying Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board. The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Underlying

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Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market.

U.S. Government obligations, money market instruments, and other debt instruments held by the Underlying Funds having 60 days or less remaining until maturity are valued at amortized cost. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from an independent pricing service or at the mean of the bid and ask prices from a dealer maintaining an active market in that security. The value of the Underlying Funds’ investments in convertible bonds is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities held by the Underlying Funds are valued on the basis of their most recent closing market prices and translated into U.S. dollars at the NAV Calculation Time, except under the circumstances described below. Most foreign markets close before the NAV Calculation Time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at the NAV Calculation Time. As a result, the Adviser uses a third-party pricing service to assist in determining fair value of foreign securities. This service utilizes a systematic methodology in making fair value estimates. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Underlying Funds are open. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and the adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

How to Purchase Shares

You may purchase shares of the Fund directly without paying a sales charge. Please use the Fund’s “Regular Account Application” form to open an account. Special applications are available to open individual retirement accounts such as Traditional, Roth, SEP or Simple IRAs (collectively “IRAs” or individually an “IRA”) and Coverdell

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accounts. All applications can be found at www.BaronFunds.com/application-forms. Please complete the application form in its entirety. If you do not provide all the information requested, your application will be returned to you and your investment will not be established.

The Fund offers three classes of shares, Retail Shares, Institutional Shares and TA Shares, which differ only in their ongoing fees and eligibility requirements. The minimum initial investment for the Retail Shares is $2,000. TA Shares are available only to investors who purchase shares of the Fund directly through the Fund’s transfer agent. TA Shares do not charge a 12b-1 fee or make revenue sharing payments, to include payments for sub-transfer agency or record-keeping services. The minimum initial investment for the TA Shares is $2,000, unless you choose to invest through the Baron Automatic Investment Plan (please see the “Baron Automatic Investment Plan” section on page 36 of this Prospectus). TA Shares are not currently available to financial intermediaries. The minimum initial investment for Institutional Shares is $1,000,000. Institutional Shares are intended for certain financial intermediaries that offer shares of the Fund through fee-based platforms, retirement platforms or other platforms for which the financial intermediary provides services and is not compensated by the Fund for those services. Shareholders meeting the eligibility requirements for the Institutional Shares may also purchase Institutional Shares directly without paying a sales charge or any other additional fees. Employees/Directors of the Adviser and its affiliates and Trustees of the Baron Funds® and employer sponsored retirement plans (qualified and non-qualified) are not subject to the eligibility requirements for Institutional Shares.

At the sole discretion of the Adviser, the initial investment minimum may be waived for certain investors. In addition, the Fund will not enforce the minimum for accounts opened through certain financial intermediaries and administrators that may not have systems that are able to enforce the Fund’s minimums. There is no minimum for subsequent purchases, except for purchases made through the Fund’s website or through the Baron Automatic Investment Plan (please see the “Special Information About the Baron Funds® Website” section on page 43 of this Prospectus). The Fund may reject any proposed purchase if the purchase would violate the Fund’s policies on short-term trading (please see the “Policies Regarding Frequent Purchases and Redemptions of Fund Shares” section on pages 40-42 of this Prospectus).

Anti-Money Laundering Regulations.  As part of the Fund’s legal responsibility to fight the funding of terrorism and money laundering activities, the Fund requires a detailed verification of the identity of a shareholder and individuals with authority or control over accounts opened by entities such as corporations, partnerships or trusts. When you open an account, the Fund will request such information as is necessary to verify your identity as a shareholder, as well as the identities of any individuals with authority or control over accounts being opened by entities. The information

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requested includes name, address, date of birth and U.S. taxpayer identification number. U.S. military personnel with an APO/FPO address are permitted to invest in the Fund. Please make sure to provide all required information. Incomplete information will delay your investment. The Fund will not process your investment until all required information has been provided. While the Fund is intended for U.S. investors, foreign investors who do not have U.S. taxpayer identification numbers may be permitted to invest in the Fund through a broker-dealer registered with the SEC that has sufficient anti-money laundering policies and procedures in place. The Fund may accept direct investment from foreign investors who do not have U.S. taxpayer identification numbers in the sole discretion of the Adviser.

Your share purchase will receive the NAV of the Fund on the date that all required information has been provided to the Fund’s Transfer Agent. United Missouri Bank of Kansas City, N.A. will hold your investment check until all required information has been received. Investment funds received by bank wire will also be held by United Missouri Bank of Kansas City, N.A. If the application is not complete, the Fund’s representatives will attempt to collect any missing information by contacting you directly. If you purchase the Fund through a broker, dealer or other financial intermediary that is subject to the USA PATRIOT Act, such broker, dealer or other financial intermediary will be responsible for collecting the required information.

If the application is complete, the Fund will process the investment and will take steps to verify your identity. The Fund may request additional information or documents, if needed, to verify your identity. If the Fund cannot verify your identity, the account will be closed and you will receive proceeds based on the next NAV calculated. If the Fund deems it necessary, and upon written notice to you, the payment of redemption proceeds to you may be suspended to comply with the anti-money laundering regulations applicable to the Fund. The Fund will share the identity of their shareholders with federal authorities if required to do so by law and may report a failure to verify a shareholder’s identity with federal authorities in accordance with applicable law.

State Unclaimed Property Laws.  Depending upon the State in which your account is opened, your property may be transferred to the appropriate State if no activity occurs in your account within the time period specified by State law. You should familiarize yourself with the laws of the State in which you have your account.

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How to Invest with the Baron Funds®

By Mail

To open a new account,  send your signed application form with your check payable to BARON FUNDS® to:

Baron Funds®

P.O. Box 219946

Kansas City, MO 64121-9946

or by overnight mail to:

Baron Funds®

430 West 7th Street

Kansas City, MO 64105-1514

Please make sure you indicate how much money you want invested in the Fund.  Checks must be payable in U.S. dollars and must be drawn on a U.S. bank. Third party checks, credit cards, money orders, traveler’s checks, starter checks, bearer securities and cash will not be accepted. For IRAs and Coverdell accounts, please specify the year for which the contribution is being made. If no year is specified, it will be applied as a current year contribution.

When adding to your account,  please complete the additional investment form provided at the bottom of your account statement or purchase confirmation. If you do not have that form, please write a note with the account number indicating in which Fund the investment should be made and send it along with your additional investment check. Please note that any investment funded by check will be subject to a fifteen-day hold or be held until the check clears to prevent any fraudulent transactions. Please send the check to either the regular or overnight address.

By Wire

You can make your initial or additional investments in the Fund by wire. To do so, please: (1) contact the Fund’s Transfer Agent at 1-800-442-3814 to obtain an account number; (2) complete and sign the application form and mail it to Baron Funds®, P.O. Box 219946, Kansas City, MO 64121-9946; (3) instruct your bank to wire funds to the United Missouri Bank of Kansas City, N.A., ABA No. 1010-0069-5, Account No. 98-7037-101-4; and (4) be sure to specify the following information in the wire: (a) the Fund you are buying; (b) your account number; and (c) your name. The Fund is not responsible for delays in the wiring process.

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By Telephone

Once your account is open, you may add to your investment (if you have banking instructions on your account) or exchange among the Baron Funds® by speaking with a representative or by calling our automated voice recognition system “BaronTel,” unless you specifically declined either of these options on your account application. Please call 1-800-442-3814 to invest or exchange by telephone (please see the “How to Exchange Shares” section on page 42 of this Prospectus). By choosing this option to make a purchase, you authorize the Fund to draw on your bank account. Please note that for an exchange, your accounts must be identically registered. If you need to add this option to your account, please call 1-800-442-3814.

By Internet

You may open a new account through the Baron Funds® website by going to www.BaronFunds.com/myaccount (please see the “Special Information about the Baron Funds® Website” section on page 43 of this Prospectus). You may add to an existing account by going to www.BaronFunds.com/myaccount. You must have Automated Clearing House (“ACH”)/Banking instructions on your account in order to make online purchases.

Baron Automatic Investment Plan — TA Shares Only

Baron Automatic Investment Plan (the “Plan”) is an automatic investment plan offered by the Fund. For any account starting with an investment of less than $2,000, the minimum initial investment is $500 with subsequent monthly investments of as little as $50, which are automatically invested from your checking account. Once your investment has reached $2,000, you have the option of either discontinuing the Plan by contacting the Fund or continuing to automatically invest in the Fund. If your initial investment is greater than $2,000 and you wish to utilize the Plan for your account, please contact the Fund. To enroll in the Plan, please complete the Enrollment Form (available by calling 1-800-99BARON), attach a voided check and mail with your application to either Baron Funds®, P.O. Box 219946, Kansas City, MO 64121-9946 or to the overnight address, Baron Funds®, 430 West 7th Street, Kansas City, MO 64105-1514.

If your account has already been established without banking instructions and you wish to enroll in the Plan, please send a Signature Validation Program (“SVP”) stamped letter of instruction along with a voided check to the regular or overnight address. You can obtain a SVP signature guarantee from most securities firms or banks but not from a notary public.

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Through Brokers, Dealers or Other Financial Intermediaries

You may purchase shares of the Fund through a broker, dealer or other financial intermediary that may charge a transaction fee. Such transaction fees may include commissions on brokerage transactions for share classes that do not charge a fee for sales or distribution (e.g., Institutional Shares or R6 Shares). Certain brokers, dealers, or other financial intermediaries may refer to such shares as clean shares. If you purchase shares directly from the Fund, no transaction fee is charged. The Fund also participates in programs with many financial intermediaries where no transaction fee is charged.

How to Redeem Shares

You may redeem Fund shares by any of the methods described below. If you are selling shares in an IRA or Coverdell account, please read the information in the IRA or Coverdell plan document. Redemptions will not be made until all of the requirements are met. Redemptions are priced at the next NAV calculated after your redemption request is received in the proper form. If you have recently purchased shares directly in the Baron Funds®, your redemption proceeds may not be sent to you until the purchase check has cleared your bank, which generally occurs within fifteen calendar days.

You may receive the proceeds by any one of the following methods: (a) we will mail a check to the address to which your account is registered (usually within seven days); (b) we will transmit the proceeds by electronic funds transfer to a previously designated bank account (usually a two banking day process); or (c) we will wire the proceeds to a pre-authorized bank account for a $10 fee that will be deducted from your redemption proceeds (usually a next banking day process). Banking instructions can be added to your account or changed by sending in a SVP stamped letter of instruction. Please include your account number. Payment of redemption proceeds may take longer than the number of days the Fund typically expects and may take up to seven days after the receipt of the redemption request by the Transfer Agent in proper form.

The Fund will pay in cash all requests for redemption by any Fund shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of (1) $250,000 or (2) 1% of the net asset value of the Fund at the beginning of such period. In addition to using cash it holds in its portfolio or selling portfolio securities to generate cash, the Funds may draw upon an unsecured credit facility for temporary or emergency purposes to meet redemption requests. Any additional redemption requests by a shareholder may be satisfied through an in-kind redemption. Generally, a redemption in-kind may be made under the following circumstances: (1) the Adviser determines that a redemption in-kind (i) is more

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advantageous to the Fund (e.g., due to advantageous tax consequences or lower transaction costs) than selling/purchasing portfolio securities, (ii) will not favor the redeeming shareholder to the detriment of any other shareholder or the Fund and (iii) is in the best interests of the Fund; (2) to manage liquidity risk (i.e., the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund); (3) in stressed market conditions; or (4) subject to the approval of the Fund’s board in other circumstances identified by the Adviser. Securities distributed in connection with any such redemption in-kind are expected to generally represent a shareholder’s pro rata portion of assets held by the Fund immediately prior to the redemption, with adjustments as may be necessary in connection with, for example, certain derivatives, restricted securities, odd lots or fractional shares. Any securities distributed in-kind will remain exposed to market risk until sold, and a shareholder may incur transaction costs and taxable gain when selling the securities.

By Mail

Please write a letter that includes the following information: the name of the registered owner(s) of the account; the name of the Fund(s); the number of shares or dollar amount to be redeemed; and the account number. The letter must be signed in exactly the same way the account is registered, including the signature of each joint owner, if applicable. Mail the request to the Transfer Agent at Baron Funds®, P.O. Box 219946, Kansas City, MO 64121-9946.

You will need to have your signature Medallion guaranteed in certain situations (please see the “Special Information About Redemptions” section on pages 39-40 of this Prospectus).

By Telephone

You are automatically granted the telephone redemption option when you open your account, unless you decline the option on your account application or by calling 1-800-442-3814. Once made, your telephone request cannot be changed. There is no minimum amount that you must redeem by telephone from your account. The maximum amount that you may redeem by telephone is $100,000 per business day.

The Fund has the right to refuse a telephone redemption if it believes that it is advisable to do so. The Fund will not be responsible for any fraudulent telephone order as long as the Fund and its Transfer Agent use reasonable procedures to confirm that telephone instructions are genuine.

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By Internet

You may make a redemption request of $100,000 or less per business day online by going to www.baronfunds.com/myaccount (please see the “Special Information about the Baron Funds® Website” on page 43 of the Prospectus). The ability to redeem by Internet applies to regular accounts (non-fiduciary) only.

The Fund has the right to refuse an online redemption if they believe that it is advisable to do so. The Fund will not be responsible for any fraudulent online order as long as the Fund and its Transfer Agent use reasonable procedures to confirm that online instructions are genuine.

By Broker, Dealer or Other Financial Intermediaries

Accounts may redeem Fund shares held by a broker, dealer or other financial intermediary that may charge you a fee. The Fund may have special redemption procedures with certain brokers, dealers, or other financial intermediaries.

Special Information about Redemptions

You will need to have your signature Medallion guaranteed in certain situations, such as:

∎	Written requests to wire redemption proceeds (if not previously authorized on the Account Application);
∎	Sending redemption proceeds to any person, address, or bank account not on record;
∎	Transferring redemption proceeds to a Baron Funds® account with a different registration (name/ownership) from yours; and
∎	If the address of record has been changed within 30 days of the redemption request.

A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a Medallion program recognized by the Securities Transfer Association.  Signature guarantees from financial institutions which do not participate in a Medallion program will not be accepted. A notary public cannot provide Medallion Signature Guarantees.

Please call the Transfer Agent at 1-800-442-3814 if you are unsure of any of the special redemption requirements.

The Transfer Agent may require other documentation from corporations, trustees, executors and others who hold shares on behalf of someone else. If you have any questions concerning the requirements, please call the Transfer Agent at

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1-800-442-3814. Redemptions will not be made until all of the conditions, including the receipt in proper form of all required documentation by the Transfer Agent, have been satisfied. A redemption of Fund shares may generate a tax liability.

For Retail Shares, if the value of your investment in the Fund falls below $2,000 because of redemptions, the Fund may contact you about your balance. If it is still below $2,000 after 60 days, the Fund may redeem the remainder of your investment in the Fund and send you the proceeds. For Institutional Shares, if the value of your investment in the Fund falls below $1,000,000 because of redemptions, the Fund may contact you about your balance. If it remains below $1,000,000 after 60 days, the Fund may convert your Institutional Shares into Retail Shares. For TA Shares, if the value of your investment in the Fund falls below $2,000 because of redemptions, the Fund may contact you about your balance. If it is still below $2,000 after 60 days, the Fund may redeem the remainder of your investment in the Fund and send you the proceeds. The Fund will notify you in writing that your investment will be redeemed or converted in advance of taking such action so that you are informed of the new status of your investment.

The Fund may suspend the normal redemption process if trading on the Exchange is suspended or if an emergency exists that reasonably precludes the valuation of the Fund’s net assets or if the SEC permits a suspension.

Dividends and Distributions

The Fund pays its shareholders dividends from its net investment income and distributes any net realized capital gains at least once each year. Your distributions will be reinvested in the Fund unless you instruct the Fund otherwise. There are no charges on reinvestments. After every distribution, the value of a share is automatically reduced by the amount of the distribution. If you elect not to reinvest and the postal or other delivery service is unable to deliver checks to your address of record, your distribution will be reinvested in additional shares at the next NAV calculated after the check is returned to the Fund. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Potential investors should read the “U.S. Federal Income Taxation” section on pages 44-46 of this Prospectus and the “Taxation of the Fund” section on pages 31-36 in the SAI for information on the tax treatment of distributions from the Fund and for a discussion of the tax consequences of an investment in the Fund.

Policies Regarding Frequent Purchases and Redemptions of Fund Shares

The Fund discourages any person who is not a long-term investor from investing in the Fund. The Fund makes investments for the long term and expects to have

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relatively low turnover of the portfolio (please see the “Additional Investment Strategies” section on pages 13-16 of this Prospectus and the “Principal Investment Strategies of the Fund” sections of the summary section beginning on page 4 of the Prospectus). The Board has adopted policies and procedures to minimize frequent purchases and redemptions of Fund shares by shareholders. The Board believes that frequent trading (which may include market timing, short-term trading or excessive trading) of Fund shares has the potential to adversely impact other shareholders of the Fund.

The Board believes that frequent trading of Fund shares causes risks to the Fund and its shareholders. Frequent trading may dilute the value of Fund shares held by long-term shareholders, trigger gains taxable to Fund shareholders, increase brokerage and administrative costs and interfere with the efficient management of the Fund. It may disrupt the Adviser’s ability to manage the Fund in accordance with its goals. This disadvantages other shareholders of the Fund and adds to Fund costs, since the Adviser may be required to sell investments prematurely to raise cash to meet redemptions. The impact could be particularly severe because the frequent activity would have a greater impact on each remaining long-term shareholder. Shareholders could also be negatively affected by frequent trading if the Adviser is forced to rebalance the portfolio and thereby incur substantial expenses in doing so.

Trades in and out of the Fund within 90 days or less may be indicative of frequent trading.  If the Adviser believes that an investor is a frequent trader, the Adviser, in its sole discretion, may temporarily or permanently bar that investor from trading in the Fund or any Baron Funds®. Exchanges between the Baron Funds® within 90 days or less will generally not be considered frequent trading, unless the Adviser, in its sole discretion, determines that such exchanges are excessive. Although the Adviser attempts to detect and deter frequent trading, there can be no guarantee that all frequent, short-term or other trading activity the Adviser may consider inappropriate will be detected. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. By their nature, omnibus accounts conceal from the Fund the identity of individual investors and their transactions.

If the Fund reasonably believes that certain financial intermediaries are not enforcing the Fund’s policies regarding frequent purchases and redemptions of Fund shares, the Fund may prohibit the financial intermediary from investing in the Fund on behalf of any of its clients. However, certain financial intermediaries and administrators may not have systems that can accommodate the Fund’s policies regarding the frequent purchases and redemptions of Fund shares. In these limited instances, the Fund must

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rely on those financial intermediaries and administrators to enforce their own frequent trading policies. If the Adviser reasonably believes that a financial intermediary is not enforcing its own policy or the Fund’s policies regarding frequent purchases and redemptions of Fund shares, even though it has the appropriate systems, the Fund may prohibit that financial intermediary from investing in the Fund on behalf of any of its clients.

The Fund’s policies and procedures may be modified or terminated at any time. The Fund reserves the right to reject any purchase or exchange request for any reason. The Adviser, in its sole discretion, may waive its policies regarding frequent purchases and redemptions of Fund shares for purchases, redemptions and exchanges that are part of a rebalancing or asset allocation program administered by an approved financial intermediary.

How to Exchange Shares

You may exchange all or a portion of your investment from one Baron Fund into another. You may exchange shares by mail, telephone (speaking with a representative or using our automated voice recognition system “BaronTel”) or through the Baron Funds® website. You must not have opted out of the telephone option to do an exchange via telephone or online (please see the “Special Information about the Baron Funds® Website” section on page 43 of this Prospectus). Any new account established through an exchange will have the same registration, the same privileges and will be subject to the same minimum investment requirements as your original account. There is currently no fee for an exchange. Exchanges will be executed on the basis of the relative net asset value of the shares exchanged. An exchange is considered a sale for U.S. federal income tax purposes, and you may therefore realize a gain or loss for U.S. federal income tax purposes as a result of an exchange. The policy of the Fund is to presume that a person who trades in and out of a Fund within 90 days or less is not a long-term investor (please see the “Policies Regarding Frequent Purchases and Redemptions of Fund Shares” section on pages 40-42 of this Prospectus). Exchanges between the Baron Funds® within 90 days or less will generally not be considered frequent trading unless the Adviser, in its sole discretion, determines that such exchanges are excessive. The Fund reserves the right to cancel the exchange privilege of any investor who uses the exchange privilege excessively. The Fund may change or temporarily suspend the exchange privilege during unusual market conditions.

How to Convert Shares

The Fund offers three classes of shares, Retail Shares, Institutional Shares and TA Shares, which differ only in their ongoing fees and eligibility requirements. You may

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convert Retail Shares into Institutional Shares if the value of your investment in a Fund is at least $1,000,000. If the value of your investment in a Fund falls below $1,000,000, the Fund may convert your Institutional Shares into Retail Shares. Retail Shares and Institutional Shares may be converted into TA Shares in the Adviser’s sole discretion. The transaction will be based on the respective NAV of each class to be exchanged on the trade date for the conversion. For U.S. federal income tax purposes, such a conversion is not a taxable event. You should consult your own tax adviser regarding specific questions of federal, state, local or foreign tax law.

Special Information about the Baron Funds® Website

You may visit us online at the Baron Funds® website at www.BaronFunds.com/myaccount to check your Fund account balance and historical transactions, make purchases or redemptions of Fund shares or exchanges into other Baron Funds®. Exchanges into other Baron Funds® on the Baron Funds® website may only be made for Retail Shares. If you do not already have a login ID and password, you may establish online transaction privileges by enrolling on the website. You automatically have the ability to establish these privileges, but you will be required to enter into a user’s agreement through the website to enroll for the privileges. Transactions through the website are subject to the same minimums as other transaction methods. To purchase shares online, you must have ACH instructions on your account. Payment for the purchase of Baron Fund shares through the website may be made only through an ACH debit of your bank account held at a domestic financial institution that is an ACH member.

For TA Shares, the Fund imposes a limit of $6,500 per initial purchase transaction or subsequent transaction through the website for retirement accounts and a limit of $250,000 per initial purchase transaction or subsequent transaction through the website for non-retirement accounts. The minimum initial investment for TA Shares is $2,000 with subsequent minimum investments through the website of $10. If you are utilizing the Baron Automatic Investment Plan, you can start with an initial investment of $500 with subsequent minimum investments of $50 per month. You may not make an initial purchase of Institutional Shares through the Baron Funds® website unless you are an employee or Trustee of the Baron Funds®. For Institutional Shares, the Fund imposes a limit of $6,500 for subsequent transactions through the website for retirement accounts and a limit of $250,000 for subsequent transactions through the website for non-retirement accounts.

The Fund limits the amount you may redeem through its website to $100,000 or less per business day. Redemption proceeds may be sent by check or, if your account has bank information, by wire or ACH. Redemptions will be paid by check to the address of record if it has not changed in the last 30 days, and wire or ACH transfer to the bank of record. The ability to redeem by Internet applies to regular accounts (non-fiduciary) only.

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Please be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the Baron Funds® website for transactions is dependent on the Internet, equipment, software, systems, data and services provided by various vendors and third parties. While the Fund, the Distributor, the Transfer Agent and the Adviser have established certain security measures, they cannot guarantee that inquiries, account information or trading activity will be completely secure. There may also be delays, malfunctions or other inconveniences, or times when the website is not available for Fund transactions or other purposes. If this occurs, you should consider using other methods to purchase, redeem or exchange shares. The Fund, the Distributor, the Transfer Agent and the Adviser are not liable for any delays, malfunctions or unauthorized interception or access to communications or account information.

The Fund, the Distributor, the Transfer Agent and the Adviser are not liable for any loss, liability, cost or expense for following instructions communicated through the Internet, including fraudulent or unauthorized instructions.

U.S. Federal Income Taxation

Tax Status of the Fund

The Fund intends to qualify every year as a “regulated investment company” under the Code. If the Fund qualifies as a regulated investment company, it generally will not be subject to U.S. federal income tax on income that is distributed to shareholders, provided that it distributes to its shareholders at least the sum of 90% of its “investment company taxable income” (which includes, among other items, dividends, interest, the excess of net short-term capital gains over net long-term capital losses and other taxable income other than the excess of net long-term capital gains over net short-term capital losses) and 90% of its net tax-exempt interest income in each year.

Taxability of Dividends and Distributions

The Fund intends to pay dividends from its net investment income and to distribute any net realized capital gains once each year. Distributions of the Fund’s investment company taxable income (other than “qualified dividend income”), including distributions of net short-term capital gains, will be taxable to you as ordinary income. Distributions of the Fund’s net capital gains (the excess of the Fund’s net long-term capital gain for the taxable year over its net short-term capital loss for that year) reported as capital gain dividends by the Fund will be taxable to you as long-term capital gains, regardless of the length of time you have held shares of the Fund. Distributions in excess of the Fund’s current and accumulated earnings and profits

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will be treated as a tax-free return of capital, to the extent of your adjusted basis in your shares of the Fund, and as a capital gain thereafter (if you held your shares of the Fund as capital assets). Provided that you satisfy the applicable holding period and other requirements with respect to your shares of the Fund, distributions of the Fund’s “qualified dividend income” will be treated as “qualified dividend income” received by you and, if you are an individual or other non-corporate shareholder, will therefore be subject to U.S. federal income tax at the rates applicable to long-term capital gains. Your tax liabilities for such distributions will depend on your particular tax situation.

Your distributions will be reinvested in the Fund unless you instruct the Fund otherwise. If your distributions are reinvested in additional shares of the Fund, you will be treated for U.S. federal income tax purposes as receiving the relevant distributions and using them to purchase shares. All distributions of investment company taxable income and net capital gains, whether received in cash or reinvested, must be reported on your U.S. federal income tax return.

Annual year-end distribution estimates, if any, are expected to be available beginning in November or December of each year, and may be updated from time to time, on the Baron Funds website at www.BaronFunds.com. A distribution will be treated as paid during a calendar year if it is declared by the Fund in October, November or December of the year to holders of record in such a month and paid by January 31 of the following year. Distributions paid in January will be taxable to you as if received on December 31 of such prior year, rather than in the year in which the distributions are actually received.

Dividends, interest and other income and gains received by the Fund may give rise to withholding and other taxes imposed by foreign countries. If the Fund meets certain requirements and so elects, a ratable portion of the amounts withheld or paid will generally be taxable to you as a shareholder even though you do not receive them. In that case, you will generally be able to claim a tax credit or a deduction for your portion of any foreign income taxes, including withholding taxes, paid by the Fund, subject to generally applicable limitations.

The Fund must withhold 24% of your dividends and redemption proceeds if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

Taxability of the Sale or Redemption of Shares

You will recognize a taxable gain or loss, if any, if you sell or redeem your shares. You will generally be subject to taxation based on the difference between your adjusted tax basis in your shares that are sold or redeemed and the value of the cash or other property you receive in payment therefor.

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Any gain or loss arising from the sale or redemption of shares will be treated as capital gain or loss if the shares are capital assets in your hands and will generally be long-term capital gain or loss if your holding period for your shares is more than one year and short-term capital gain or loss if it is one year or less. Currently, long-term capital gains recognized by individuals and other non-corporate shareholders on a sale or redemption of shares generally are taxed at a maximum rate of 20%. Any loss realized on a sale or redemption will be disallowed to the extent the shares you dispose of are replaced (including pursuant to our dividend reinvestment program) with substantially identical shares within a period beginning 30 days before and ending 30 days after the disposition of your shares. In such a case, your tax basis in the shares acquired will be adjusted to reflect the disallowed loss. Any loss arising from the sale or redemption of shares for which you have a holding period of six months or less will be treated for U.S. federal tax purposes as a long-term capital loss to the extent of any amount of capital gain dividends you received with respect to such shares.

Tax Basis Information

The Fund is required to report the adjusted tax basis and holding period of your shares, and your gain or loss to the Internal Revenue Service on your Consolidated Form 1099 when “covered” shares of the Fund are redeemed. Covered shares are any shares acquired (including shares acquired through reinvestment of the Fund’s distributions) on or after January 1, 2012. The Fund has chosen the “average basis” method as its default method for reporting the adjusted tax basis of covered shares. The Fund will use this method for purposes of reporting your adjusted tax basis unless you instruct the Fund in writing to use a different calculation method. You may choose a method different from the Fund’s default method if you provide the Fund with timely notice. Please consult your tax advisor with regard to your particular circumstances.

The foregoing is a summary of some of the important U.S. federal income tax considerations affecting the Fund and its shareholders. It is not a complete analysis of all relevant tax considerations, nor is it a complete listing of all potential tax risks involved in purchasing or holding shares of the Fund. You should consult your own tax adviser regarding specific questions of federal, state, local or foreign tax law.

Distribution and Servicing Arrangements

12b-1 Plan

The Fund has adopted a distribution and servicing plan for Retail Shares (the “12b-1 Plan”) under Rule 12b-1 of the 1940 Act that allows the Fund to pay fees for the distribution of Retail Shares and for shareholder services provided to holders of Retail Shares. A substantial portion of the 12b-1 fees is directed to third parties that provide

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shareholder servicing to existing shareholders. The 12b-1 Plan authorizes the Fund to pay BCI a distribution fee equal to 0.25% per annum of the Fund’s average daily net assets attributable to the Retail Shares (please see the “12b-1 Plan” section on page 26 of the SAI). Due to the possible continuing nature of Rule 12b-1 payments, long-term investors in Retail Shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by FINRA. The 12b-1 Plan does not apply to Institutional Shares or TA Shares.

Third Party Arrangements.  In addition to payments under the 12b-1 Plan, the Adviser, the Distributor or their affiliates may, at their own expense out of their own financial resources, make payments to some, but not all brokers, dealers or other financial intermediaries, including retirement plan sponsors, service providers and administrators providing recordkeeping, administrative and/or other services to plan participants (collectively, “financial intermediaries”), as additional compensation for services and/or as an incentive to sell both Retail and Institutional Shares of the Fund and/or promote retention of their customers’ assets in the Fund. These payments, some of which may be referred to as “revenue sharing” payments, do not change the price paid by investors to purchase the Fund’s shares or the amount the Fund receive as proceeds from such sales.

Payments may be made to financial intermediaries that provide services to the Fund or to shareholders of the Fund, including shareholder servicing, transaction processing, sub-transfer agency services, sub-accounting services, marketing support, conference support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Payments may also be made to financial intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs and platforms, or as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. Payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net customer assets; (iii) as a fixed dollar amount; and/or (iv) on a per account basis. The amount of payments made to a financial intermediary in any given year may vary based on the amount of Fund assets attributable to that financial intermediary.

The Fund may pay fees to financial intermediaries out of the Fund’s assets (in addition to 12b-1 fees for Retail Shares) for servicing shareholder accounts. Such financial intermediaries typically would have omnibus accounts with the Transfer Agent and provide shareholder servicing and/or sub-transfer agent or sub-accounting services to shareholders or beneficial owners. It is anticipated that any amounts paid by the Fund to such financial intermediaries generally would not exceed the estimated amount the Fund would have incurred in maintaining and servicing the shareholder accounts in the Fund directly rather than through these financial intermediaries. As of December 31, 2020, the Fund has made no such payments.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. The “total return” shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights, for the fiscal year ended December 31, 2020, December 31, 2019, December 31, 2018, and the period December 29, 2017 (commencement of operations) to December 31, 2017, have been audited by [                                ], the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Financial Report, which is available upon request by calling 1-800-99BARON or by emailing info@baronfunds.com. The Annual Financial Report for the year ended December 31, 2020 is also incorporated by reference in the SAI. The SAI and the Financial Reports can be found at www.BaronFunds.com.

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	RETAIL SHARES
	Year Ended December 31,						Period Ended December 31, 2017(1)
	2020		2019		2018
Net asset value, beginning of year	$12.23		$9.33		$10.00		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.04	)(2)	(0.03	)(2)	(0.01	)(2)	(0.00	)(2,3)
Net realized and unrealized gain (loss) on investments	7.62		3.37		(0.65)		0.00
Total from investment operations	7.58		3.34		(0.66)		(0.00	)(3)
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	0.00		(0.01)		0.00		0.00
Net realized gain on investments	(0.24)		(0.43)		(0.01)		0.00
Total distributions	(0.24)		(0.44)		(0.01)		0.00
Net asset value, end of year	$19.57		$12.23		$9.33		$10.00
TOTAL RETURN	62.45	%(4)	36.24	%(4)	(6.58	)%(4)	0.00	%(4,7)
RATIOS/SUPPLEMENTAL DATA:
Net assets (in millions), end of year	$44.5		$5.9		$2.1		$0.0
Ratio of total expenses to average net assets(9)	0.41%		0.41%		0.90%		0.59	%(5,6)
Less: Ratio of interest expense to average net assets	(0.00	)%(8)	(0.02)%		0.00%		0.00%
Ratio of operating expenses to average net assets	0.41%		0.39%		0.90%		0.59	%(5,6)
Less: Reimbursement of expenses by Adviser	(0.11)%		(0.09)%		(0.60)%		(0.29	)%(5,6)
Ratio of net operating expenses to average net assets	0.30%		0.30%		0.30%		0.30	%(5,6)
Ratio of net investment income (loss) to average net assets	(0.29)%		(0.26)%		(0.13)%		(0.30	)%(5,6)
Portfolio turnover rate	6.65%		22.48%		1.24%		0.00	%(7)

(1)	For the period December 29, 2017 (commencement of operations) to December 31, 2017.
(2)	Based on average shares outstanding.
(3)	Less than $0.01 per share.
(4)	The total returns would have been lower had certain expenses not been reduced during the period shown.
(5)	Certain fixed expenses incurred by the Fund were not annualized for the period ended December 31, 2017.
(6)	Annualized.
(7)	Not Annualized.
(8)	Interest expense rounds to less than 0.01%.
(9)	Expenses do not include acquired fund fees and expenses of the Underlying Funds.

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	TA SHARES
	Year Ended December 31,						Period Ended December 31, 2017(1)
	2020		2019		2018
Net asset value, beginning of year	$12.28		$9.35		$10.00		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.01	)(2)	(0.00	)(2,3)	0.01	(2)	(0.00	)(2,3)
Net realized and unrealized gain (loss) on investments	7.67		3.37		(0.65)		0.00
Total from investment operations	7.66		3.37		(0.64)		(0.00	)(3)
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	0.00		(0.01)		0.00		0.00
Net realized gain on investments	(0.24)		(0.43)		(0.01)		0.00
Total distributions	(0.24)		(0.44)		(0.01)		0.00
Net asset value, end of year	$19.70		$12.28		$9.35		$10.00
TOTAL RETURN	62.85	%(4)	36.49	%(4)	(6.38	)%(4)	0.00	%(4,7)
RATIOS/SUPPLEMENTAL DATA:
Net assets (in millions), end of year	$44.0		$21.4		$9.7		$3.4
Ratio of total expenses to average net assets(9)	0.16%		0.17%		0.59%		0.34	%(5,6)
Less: Ratio of interest expense to average net assets	(0.00	)%(8)	(0.02)%		0.00%		0.00%
Ratio of operating expenses to average net assets	0.16%		0.15%		0.59%		0.34	%(5,6)
Less: Reimbursement of expenses by Adviser	(0.11)%		(0.10)%		(0.54)%		(0.29	)%(5,6)
Ratio of net operating expenses to average net assets	0.05%		0.05%		0.05%		0.05	%(5,6)
Ratio of net investment income (loss) to average net assets	(0.04)%		(0.03)%		0.05%		(0.05	)%(5,6)
Portfolio turnover rate	6.65%		22.48%		1.24%		0.00	%(7)

(1)	For the period December 29, 2017 (commencement of operations) to December 31, 2017.
(2)	Based on average shares outstanding.
(3)	Less than $0.01 per share.
(4)	The total returns would have been lower had certain expenses not been reduced during the period shown.
(5)	Certain fixed expenses incurred by the Fund were not annualized for the period ended December 31, 2017.
(6)	Annualized.
(7)	Not Annualized.
(8)	Interest expense rounds to less than 0.01%.
(9)	Expenses do not include acquired fund fees and expenses of the Underlying Funds.

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	INSTITUTIONAL SHARES
	Year Ended December 31,						Period Ended December 31, 2017(1)
	2020		2019		2018
Net asset value, beginning of year	$12.28		$9.35		$10.00		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.01	)(2)	(0.00	)(2,3)	0.01	(2)	(0.00	)(2,3)
Net realized and unrealized gain (loss) on investments	7.67		3.37		(0.65)		0.00
Total from investment operations	7.66		3.37		(0.64)		(0.00	)(3)
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	0.00		(0.01)		0.00		0.00
Net realized gain on investments	(0.24)		(0.43)		(0.01)		0.00
Total distributions	(0.24)		(0.44)		(0.01)		0.00
Net asset value, end of year	$19.70		$12.28		$9.35		$10.00
TOTAL RETURN	62.85	%(4)	36.49	%(4)	(6.38	)%(4)	0.00	%(4,7)
RATIOS/SUPPLEMENTAL DATA:
Net assets (in millions), end of year	$184.1		$93.8		$83.0		$1.0
Ratio of total expenses to average net assets(9)	0.16%		0.17%		0.49%		0.34	%(5,6)
Less: Ratio of interest expense to average net assets	(0.00	)%(8)	(0.02)%		0.00%		0.00%
Ratio of operating expenses to average net assets	0.16%		0.15%		0.49%		0.34	%(5,6)
Less: Reimbursement of expenses by Adviser	(0.11)%		(0.10)%		(0.44)%		(0.29	)%(5,6)
Ratio of net operating expenses to average net assets	0.05%		0.05%		0.05%		0.05	%(5,6)
Ratio of net investment income (loss) to average net assets	(0.04)%		(0.02)%		0.12%		(0.05	)%(5,6)
Portfolio turnover rate	6.65%		22.48%		1.24%		0.00	%(7)

(1)	For the period December 29, 2017 (commencement of operations) to December 31, 2017.
(2)	Based on average shares outstanding.
(3)	Less than $0.01 per share.
(4)	The total returns would have been lower had certain expenses not been reduced during the period shown.
(5)	Certain fixed expenses incurred by the Fund were not annualized for the period ended December 31, 2017.
(6)	Annualized.
(7)	Not Annualized.
(8)	Interest expense rounds to less than 0.01%.
(9)	Expenses do not include acquired fund fees and expenses of the Underlying Funds.

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General Information

Custodian, Administrator, Transfer Agent and Dividend Agent

State Street Bank and Trust Company (“State Street”), One Lincoln Street, Boston, MA 02111, serves as the custodian for the Fund’s cash and securities.

State Street serves as the administrator to the Fund and provides certain accounting and bookkeeping services, which include maintaining the books of the Fund, calculating daily the income and NAV per share of the Fund and assisting in the preparation of tax returns and reports to shareholders.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund.

These institutions are not responsible for investment decisions of the Fund.

Shareholder Information

If you have questions about your account or transactions, please contact DST at DST Systems, Inc., P.O. Box 219946, Kansas City, MO 64121-9946, or by telephone at 1-800-442-3814.

If you have questions about general Fund information, please call 1-800-99BARON or 212-583-2100.

As a Delaware statutory trust, annual shareholder meetings are not required. The Adviser sends Annual and Semi-Annual financial reports to shareholders. Pending legal proceedings, if any, are disclosed in the SAI.

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For More Information

Investors who want more information about Baron Funds® may obtain the following documents free upon request at the numbers or addresses below.

Shareholder Reports and Statement of Additional Information

Additional information about the Fund’s investments will be available in the Fund’s Annual and Semi-Annual financial reports to shareholders. In the Fund’s Annual Report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance.

Additional information is also contained in the SAI dated [                    , 2021]. A current SAI is on file with the SEC and is incorporated by reference in this Prospectus. You may obtain the SAI and the shareholder reports without charge by writing or calling 1-800-99BARON. The SAI and shareholder reports are also available on the Baron Funds® website, www.BaronFunds.com.

By telephone:	Call 1-800-99BARON (1-800-992-2766)

By mail:	Write to: BARON FUNDS® 767 Fifth Avenue New York, NY 10153

By e-mail:	Send your request to: info@BaronFunds.com

On the Internet:	Text-only versions of Baron Funds® documents can be viewed online or down loaded from www.BaronFunds.com or from the EDGAR database on the SEC’s website at www.sec.gov

Ticker Symbols:	Baron WealthBuilder Fund
	Retail Shares	BWBFX
	TA Shares	BWBTX
	Institutional Shares	BWBIX

SEC file number:	811-21296

No person has been authorized to give any information or to make any representations other than those contained in this prospectus or in the related SAI.

BARON SELECT FUNDS

Baron WealthBuilder Fund

Retail Shares: BWBFX

TA Shares: BWBTX

Institutional Shares: BWBIX

767 Fifth Avenue

New York, NY 10153

(800) 99Baron

212-583-2100

Statement of Additional Information

dated [                    , 2021]

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI should be read in conjunction with the Fund’s Prospectus dated [                    , 2021], which may be obtained without charge by writing or calling the Fund at the address or telephone number above or by visiting www.BaronFunds.com.

The Fund’s audited financial statements for the year ended December 31, 2020 is incorporated by reference into this SAI and also can be found at www.BaronFunds.com. You also may request a copy of the Annual and Semi-Annual Reports at no charge by writing or calling the Fund at the address or telephone number above.

No person has been authorized to give any information or to make any representations other than those contained in this SAI or in the related Prospectus.

FUND HISTORY

Baron Select Funds (the “Trust”) is an open-end management investment company organized originally as a limited partnership known as Baron Capital Partners, L.P., on January 31, 1992, under the laws of the State of Delaware. On April 30, 2003, the partnership was converted into a statutory trust under the laws of the State of Delaware. The Trust is structured to be able to issue shares in multiple series, each constituting a separate portfolio with separate assets and liabilities from any other series. There are twelve series currently available: Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron Health Care Fund, Baron FinTech Fund, Baron New Asia Fund, Baron Technology Fund, and Baron WealthBuilder Fund.

DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

Investment Strategies and Risks.

The investment goal of Baron WealthBuilder Fund (the “Fund”) is to seek capital appreciation. The Fund is a diversified fund because it invests, at any given time, in the securities of a select number of Baron mutual funds (the “Underlying Funds”), representing specific investment strategies.

In addition to the investment strategy of the Fund described in its summary section and in the Prospectus on pages 13-16, as the Fund makes investments exclusively in the Underlying Funds, it expects it portfolio to be subject to the additional strategies described below. These investment strategies are not fundamental policies and may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval upon at least 60 days’ notice. Shareholders will be notified of any material changes. Some of the strategies discussed below are mentioned in the Prospectus, but they are explained in more detail here.

Market Risk; Market Developments

The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, political developments, actions taken by the Federal Reserve or other central banks, market disruptions caused by trade disputes or other events or circumstances, natural disasters, a pandemic or other public health crisis, investor sentiment and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events; trading and tariff arrangements; armed conflicts or terrorist activities; natural disasters; public health crises; and other events or circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries directly affected by such events or circumstances, the value and liquidity of the Fund’s investments may be negatively affected. Market volatility, dramatic interest rate moves and/or unfavorable economic conditions may lower a Fund’s performance or impair a Fund’s ability to achieve its investment objective. The Adviser intends to monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

The rapid and global spread of a novel coronavirus disease (known as “COVID-19”) was declared a pandemic by the World Health Organization in 2020 and resulted in volatility in financial markets worldwide; reduced liquidity of many instruments; border closings and other restrictions on international and, in some cases, local travel; significant disruptions to business operations, including disruptions to supply chains, consumer demand and employee availability, and, in some cases, business closures; strained healthcare systems; quarantines, health screenings and testing and other measures intended to contain the spread of COVID-19 affecting individuals, businesses of all types, certain government operations, public and private educational systems, and public and private cultural, charitable and other institutions; and widespread uncertainty regarding the duration and long-term effects of the pandemic.

Some sectors of the economy, certain industries and individual issuers have experienced particularly adverse effects and there may be adverse impacts on the broader financial and credit markets. Certain risks discussed in the Prospectus and elsewhere in this SAI may be exacerbated by these circumstances, such as credit risk, liquidity risk, interest rate risk and the risks of investing in certain sectors, industries or issuers. Developing or emerging market countries may be more affected by the COVID-19 pandemic as they may have less established health care systems and may be less able to control or mitigate the effects of the pandemic.

The U.S. government and the Federal Reserve, as well as certain other governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S., the long term consequences of which are not known. Many interest rates are very low and in some cases yields are negative, and it is possible that, particularly during periods of low prevailing interest rates, the income from portfolio securities will be reduced. Actions taken to-date and future government intervention in the economy and financial markets intended to address the COVID-19 pandemic may not be successful, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Further Federal Reserve actions in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities in particular. Extraordinary government actions have contributed, and may continue to contribute, to market volatility, which may result in heightened volatility and/or losses in the value of the Funds’ investments.

The direct and indirect impact of the COVID-19 pandemic may last for an extended period of time. The ultimate economic fallout from the pandemic, including the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic may result, in the U.S. and worldwide, in a sustained economic downturn or recession, disruption to financial markets, political and social instability, damage to diplomatic and international trade relations and increased volatility and/or decreased liquidity in the securities markets. The COVID-19 pandemic could adversely impact the Funds, including the value and liquidity of a Fund’s investments, a Fund’s ability to satisfy redemption requests or Fund performance.

In addition to these events having adverse consequences for the Funds and the Funds’ investments, the operations of the Adviser and its affiliates and the Funds’ other service providers have been impacted, and may continue to be impacted, as a result of the COVID-19 pandemic, such as restrictions on certain business operations, which may have long-term negative impacts on such operations generally or the ability of such operations to remain viable; more limited resources as the result of adverse market conditions that may negatively impact the cash flow and/or profitability of such businesses; quarantine measures and travel restrictions imposed on such entities’ personnel based or temporarily located in affected regions; or any related health issues of such entities’ personnel.

Non-U.S. Securities.

Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, Baron Durable Advantage Fund, Baron Partners Fund, Baron Focused Growth Fund, Baron Real Estate Fund, Baron Real Estate Income Fund, Baron Health Care Fund, Baron FinTech Fund, Baron New Asia Fund, and Baron Technology Fund may invest without limitation in the securities of non-U.S. issuers in U.S. denominated form known as American Depository Receipts (“ADRs”). Baron Asset Fund, Baron Growth Fund and Baron Small Cap Fund may invest up to 10% of their respective total assets directly in the securities of non-U.S. issuers that are not publicly traded in the U.S. and in Global Depository Receipts (“GDRs”) and European Depository Receipts (“EDRs”). Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, Baron Durable Advantage Fund, Baron Partners Fund, Baron Focused Growth Fund, Baron Real Estate Fund, Baron Real Estate Income Fund,

Baron Health Care Fund, Baron FinTech Fund and Baron Technology Fund may invest up to 25% of their respective total assets directly in the securities of non-U.S. issuers that are not publicly traded in the U.S. and in Global Depository Receipts (“GDRs”) and European Depository Receipts (“EDRs”).

Baron International Growth Fund invests primarily in non-U.S. securities. Non-U.S. securities include securities that the Adviser determines are “non-U.S.” based on the consideration of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors. Baron International Growth Fund may also invest up to 25% of its total assets in U.S. issuers. In addition, Baron International Growth Fund may invest without limitation in ADRs, EDRs and GDRs, or in other securities convertible into securities of foreign issuers.

Baron Emerging Markets Fund invests primarily in equity securities in the form of common stock of growth companies domiciled, headquartered or whose primary business activities or principal trading markets are developing countries. A developing county is a country included in the MSCI Emerging Markets (EM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund or on country characteristics similar to those of the countries in the EM Index. Baron Emerging Markets Fund may invest up to 20% of its net assets in developed countries, frontier countries as defined by the MSCI Frontier Markets (FM) Index and in the securities of non-U.S. issuers in developed and frontier countries in U.S. denominated form known as American Depository Receipts.

Baron Global Advantage Fund may invest without limitation directly in the securities of U.S. and non-U.S. companies in any form, including, in the case of U.S. companies, EDRs and GDRs, and in the case of non-U.S. companies, ADRs. At all times, Baron Global Advantage Fund will have investments in the securities of companies in at least three countries outside of the U.S. Under normal conditions, at least 40% of the Fund’s net assets will be invested in stocks of companies outside the U.S. (at least 30% if foreign market conditions are not favorable).

Baron New Asia Fund may invest up to 20% of its total assets directly in the securities of U.S. issuers. In addition, the Fund may invest without limitation in the securities of non-U.S. issuers in U.S. denominated form known as American Depository Receipts, Global Depository Receipts and other types of depository receipts with respect to issuers located in Asia.

ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a U.S. bank or foreign branch of a U.S. bank and traded on a U.S. exchange or in an over-the-counter market. EDRs and GDRs are receipts issued in Europe generally by a non-U.S. bank or trust company that evidence ownership of non-U.S. securities. There are no fees imposed on the purchase or sale of ADRs, EDRs or GDRs, although the issuing bank or trust company may impose fees on the purchase of dividends and the conversion of ADRs, EDRs and GDRs into the underlying securities. Investments in ADRs have certain advantages over direct investment in the underlying non-U.S. securities, since (i) ADRs are U.S. dollar denominated investments that are easily transferable and for which market quotations are readily available and (ii) issuers whose securities are represented by ADRs are subject to the same auditing, accounting and financial reporting standards as U.S. issuers. EDRs and GDRs are not necessarily denominated in the currency of the underlying security. Issuers of non-U.S. securities are subject to different, often less detailed, accounting, reporting and disclosure requirements than are U.S. issuers. These securities may have exposure to developed countries and developing countries, which include countries in the MSCI Emerging Markets (EM) Index, countries in the MSCI Frontier Markets (FM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund or on country characteristics similar to those of the countries in the EM and FM Indexes.

Brexit

In June 2016, the United Kingdom (the “UK”) held a referendum resulting in a vote in favor of the exit of the UK from the European Union (the “EU”), known as “Brexit”. On March 29, 2017, the UK triggered the withdrawal procedures in Article 50 of the Treaty of Lisbon which provides for a two-year negotiation period between the EU and the withdrawing member state. Accordingly, it was initially anticipated that the UK would cease to be a member of the EU by the end of March 2019; however, this was subsequently extended to January 31, 2020. Following this date, the UK ceased to be a member of the EU and the EU-UK Withdrawal Agreement came into force, under which EU law still had effect in the UK during a transitional period. This transitional period concluded on December 31, 2020, and the UK left the EU single market and customs union under the terms of a new trade agreement. The agreement governs the new relationship between the UK and EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. The full scope and nature of the consequences of the UK’s exit are not known at this time and are unlikely to be known for a significant period of time. The current uncertainty and related future developments could have a negative impact on both the UK economy and the economies of other countries in Europe, as well as greater volatility in the global financial and currency markets. It is also unknown whether the UK’s exit from the EU will increase the likelihood of other countries also departing the EU. Any additional exits from the EU, or the possibility of such exits, may have a significant impact on European and global economies, which may result in increased volatility and illiquidity, new legal and regulatory uncertainties and potentially lower economic growth. It is not possible to ascertain the precise impact these events may have on a Fund or its investments from an economic, financial, tax or regulatory perspective but any such impact could have material consequences for the Funds and their investments. Whether or not a Fund invests in securities of issuers located in Europe or has significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investment.

REITs.

The Underlying Funds may invest in the equity securities of real estate investment trusts (“REITs”). A REIT is a corporation or business trust that invests in real estate and derives its income from rents or sales of real property or interest on loans secured by mortgages on real property. The market value of REITs may be affected by numerous factors, including decreases in the value of real estate, vacancies, decreases in lease rates, defaults by lessees, changes in the tax laws or by their inability to qualify for the tax-free pass-through of their income.

Securities Lending.

The Underlying Funds may lend their portfolio securities to qualified institutions. By lending its portfolio securities, the Underlying Funds attempt to increase their income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Underlying Funds. The Underlying Funds may lend their portfolio securities so long as the terms and the structure of such loans are not inconsistent with the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), which currently provide that (a) the borrower pledges and maintains with a Fund collateral consisting of cash, a letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower adds to such collateral whenever the price of the securities loaned rises (i.e., the value of the loan is “marked to the market” on a daily basis), (c) the loan be made subject to termination by a Fund at any time and the loaned securities be subject to recall within the normal and customary settlement time for securities transactions and (d) a Fund receives reasonable interest on the loan (which may include a Fund’s investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates and a Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in collateral should the borrower of the securities fail financially.

The Underlying Funds will not lend portfolio securities if, as a result, the aggregate of such loans for Baron Asset Fund exceeds 10% and for all other Underlying Funds, exceeds 25% of the value of their total assets

(including such loans). Loan arrangements made by the Underlying Funds will comply with all other applicable regulatory requirements. All relevant facts and circumstances, including the creditworthiness of the qualified institution, will be monitored by the Adviser, and will be considered in making decisions with respect to lending of securities, subject to review by the Trust’s Board of Trustees.

The Underlying Funds may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by its Board of Trustees. In addition, the Underlying Funds shall, through the ability to recall securities prior to any required vote, retain voting rights over the loaned securities.

When-Issued and Delayed-Delivery Securities and Forward Commitments.

The Underlying Funds may purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price at the time of entering into the transaction. While a Fund generally purchases securities on a when-issued basis with the intention of acquiring the securities, the Underlying Funds may sell the securities before the settlement date if the Adviser deems it advisable. Distributions attributable to any gains realized on such a sale are taxable to shareholders. When-issued and delayed-delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There are also the risks that the security will never be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. The Underlying Funds do not anticipate investing more than 10% of their total assets in such securities.

Illiquid Securities.

Except for Baron Asset Fund, which may invest up to 10% of its net assets, the Underlying Funds may invest up to 15% of their respective net assets in illiquid securities at the time of purchase. An illiquid security is one that a Fund reasonably expects to be unable to sell or dispose of in current market conditions within seven calendar days or less without the sale or disposition significantly changing the market value of the security. Such investments may include private equity securities, private investments in public equity securities and other restricted securities. To the extent that there is no established market for some of the debt securities in which the Underlying Funds may invest, there may be thin or no trading in such securities, and the ability of the Adviser to value accurately such securities may be adversely affected. Further, it may be more difficult for the Underlying Funds to sell securities for which no established market exists. During periods of reduced market liquidity, and in the absence of readily available market quotations for securities held in the Underlying Funds’ portfolios, the responsibility of the Adviser to value the Underlying Funds’ securities becomes more difficult, and the Adviser’s judgment may play a greater role in the valuation of the Underlying Funds’ securities due to a reduced availability of reliable data.

To the extent that the Underlying Funds purchase illiquid securities or securities that are restricted as to resale, the Underlying Funds may incur additional risks and costs. Illiquid and restricted securities may be particularly difficult to value and their disposition may require greater effort and expense than more liquid securities. The Underlying Funds may be required to incur costs in connection with the registration of restricted securities in order to dispose of such securities.

If one or more instruments in a Fund’s portfolio become illiquid, the Underlying Funds may exceed their limit on illiquid instruments. If this occurs, the Underlying Funds must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. However, this requirement will not force an Underlying Fund to liquidate any portfolio instrument where the Underlying Funds would suffer a loss on the sale of that instrument.

Debt Securities.

Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. The longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Debt securities, particularly mortgage-backed securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. The Underlying Funds do not anticipate investing more than 5% of their respective assets in mortgage-backed securities.

The Underlying Funds may invest in zero-coupon, step-coupon and pay-in-kind securities. These securities are debt securities that do not make regular interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value, and pay-in-kind securities pay interest through the issuance of additional securities.

The market value of these debt securities generally fluctuates in response to changes in interest rates to a greater degree than interest-paying securities of a comparable term and quality. The secondary market value of corporate debt securities structured as zero-coupon securities or pay-in-kind securities may be more volatile in response to changes in interest rates than debt securities that pay interest periodically in cash. Because such securities do not pay current interest but instead accrue such income, to the extent that the Underlying Funds do not have available cash to meet distribution requirements with respect to such income, they could be required to dispose of portfolio securities that they would not otherwise. Such disposition could be at a disadvantageous price. Investments in such securities also involve certain tax considerations.

The Underlying Funds from time to time may also purchase indebtedness and participations, both secured and unsecured, of debtor companies in reorganization or financial restructuring. Such indebtedness may be in the form of loans, notes, bonds or debentures. When the Underlying Funds purchase a participation interest they assume the credit risk associated with the bank or other financial intermediary as well as the credit risk associated with the issuer of any underlying debt instrument. The Underlying Funds may also purchase trade and other claims against, and other unsecured obligations of, such debtor companies, which generally represent money due a supplier of goods or services to such company. Some debt securities purchased by the Underlying Funds may have very long maturities. The length of time remaining until maturity is one factor that the Adviser considers in purchasing a particular debt security. The purchase of indebtedness of a troubled company always involves a risk as to the creditworthiness of the issuer and the possibility that the investment may be lost. The Adviser believes that the difference between perceived risk and actual risk creates the opportunity for profit, which can be realized through thorough analysis. There are no established markets for some of this indebtedness, and it is less liquid than more heavily traded securities. Indebtedness of the debtor company to a bank is not the security of the banks issuing or selling them. The Underlying Funds may purchase loans from national and state chartered banks as well as foreign ones. The Underlying Funds may invest in senior indebtedness of debtor companies, although on occasion subordinated indebtedness may also be acquired. The Underlying Funds may also invest in distressed first mortgage obligations and other debt secured by real property. The Underlying Funds do not currently anticipate investing more than 10% of their total assets in trade and other claims.

Repurchase and Reverse Repurchase Agreements.

The Fund and the Underlying Funds may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund and the Underlying Funds buy a security at one price, and at the time of sale, the seller agrees to repurchase that security at a mutually agreed upon time and price. Repurchase agreements could involve certain risks in the event of the failure of the seller to repurchase the securities as agreed, which may cause the Fund and the Underlying Funds to suffer a loss, including loss of interest on, or principal of, the security and costs associated with delay and enforcement of the repurchase agreement. Repurchase agreements with a duration of more than seven days are considered illiquid securities. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. Also a Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund is less than the value of the securities. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction.

The Fund and the Underlying Funds may engage in reverse repurchase agreements with certain banks or non-bank dealers, where the Fund and the Underlying Funds sell a security and simultaneously agree to buy it back at a mutually agreed upon time and price. To the extent that the Fund and the Underlying Funds engage in reverse repurchase agreements, they will maintain a segregated account consisting of liquid assets or highly marketable securities to cover their obligations. Reverse repurchase agreements are a type of borrowing that may increase the possibility of fluctuation in a Fund’s net asset value.

Medium And Lower-Rated Corporate Debt Securities.

The Underlying Funds may invest in debt securities that have a rating of, or equivalent to, at least “BBB” by Standard & Poor’s Corporation (“S&P”) or “Baa” by Moody’s Investors Services, Inc. (“Moody’s”), or if unrated, are judged by the Adviser to be of comparable quality. Except for Baron Small Cap Fund, which may invest up to 20% of its total assets, the Underlying Funds may invest up to 35% of their total assets in such securities. Because the creditworthiness of an issuer may change more rapidly than is able to be timely reflected in changes in credit ratings, the Adviser monitors corporate debt securities of issuers held in the Underlying Funds’ equity portfolios. The Adviser could be wrong in its analysis. A general economic downturn or a significant increase in interest rates could severely disrupt the market for medium and lower-rated corporate debt securities and adversely affect the market value of such securities and lead to increased incidences of default. Yields on medium and lower-rated corporate debt securities in the Underlying Funds’ portfolios that are interest rate sensitive can be expected to fluctuate over time.

Short Sales.

Except for Baron Asset Fund, the Underlying Funds may sell securities short. The Underlying Funds may sell a security that the Underlying Funds do not own. In order to do so, the Underlying Funds must borrow a security to deliver it to the purchaser and later buy that security in the market and return it to the lender. The Underlying Funds may establish short positions in securities that the Adviser believes have limited growth prospects or are over-priced, or in securities of companies the Adviser believes are poorly managed or have highly leveraged balance sheets. The Underlying Funds may also establish a short position in a security to hedge exposure to a particular company or to hedge exposure to a certain industry or sector of the market. The Underlying Funds may also short market indices to hedge against broad movements in the market. The value of a security sold short could increase and the Underlying Funds would have to pay more to buy the security to return to the lender than it received from the purchaser in the short sale. The Underlying Funds’ risk of loss in these types of short sales is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. The Underlying Funds may also sell a security short that the Underlying Funds own or a security equivalent in kind or amount to a security the Underlying Funds have a right to obtain (for example, a security convertible into the security sold short or a security that the Adviser believes will be deliverable upon the closing of a transaction). The Underlying Funds may also sell securities short when, in the opinion of the Adviser, the position is covered by owning a security that has ownership rights to assets that include all of the assets of the security shorted. If the value of the securities in these types of short sales increases, the Underlying Funds lose the opportunity to participate in the gain of the covered positions. The Underlying Funds may sell a security short only on a fully collateralized basis, which requires that the Underlying Funds establish and maintain a segregated account.

Options Transactions and Swaps.

Except for Baron Asset Fund, the Underlying Funds may write (sell) put and covered call options and purchase put and call options on equity and/or debt securities. Baron Asset Fund may write (sell) covered call options or purchase put options on equity and/or debt securities. The Underlying Funds may also enter into equity swap transactions. All calls sold by the Underlying Funds must be “covered” (i.e., a Fund must own the underlying securities) or must meet the asset segregation requirements described below for as long as the call is outstanding. Even though the Underlying Funds will receive the option premium to help protect it against loss, a call sold by a Fund exposes the Underlying Funds during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Underlying Funds to hold a security or instrument that it might otherwise have sold, and a put sold by a Fund exposes the Underlying Funds to potential loss in the amount of the difference between the exercise price and the market value of the underlying security.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer, when exercised, the obligation to buy, the underlying security at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller, if exercised, the obligation to sell, the underlying security at the exercise price. An American style put or call option may be exercised at any time during a fixed period, while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Underlying Funds may engage in either style of option. The Underlying Funds are authorized to engage in transactions with respect to exchange-listed options, over-the-counter options (“OTC options”) and other derivative investments. Exchange-listed options are issued by a regulated financial intermediary, such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but it is also applicable to other financial intermediaries.

Rather than taking or making delivery of the underlying security through the process of exercising the option, listed options are usually closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option. The Underlying Funds’ ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms. The hours of trading for listed options may not coincide with the hours during which the underlying instruments are traded. To the extent that the option markets close before the markets for the underlying instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial intermediaries or other parties (“Counterparties”) through direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option are negotiated by the parties. The Underlying Funds generally expect to enter into OTC options that have cash settlement provisions, although they are not required to do so.

Equity swap transactions are entered into with financial intermediaries through a direct agreement with the Counterparty, generally an ISDA Master Agreement, the specific terms of which are negotiated by the parties. The Underlying Funds may use equity swaps, or other derivative instruments, for hedging purposes against potential adverse movements in security prices or for non-hedging purposes such as seeking to enhance return. The Underlying Funds may be required to post collateral for such transactions.

There is no central clearing or, unless the parties provide for it, guaranty function in an OTC option or derivative, including certain swaps. As a result, if the Counterparty fails to make or take delivery of the security or other instrument, or fails to make a cash settlement payment due in accordance with the option, the Underlying Funds will lose any premium they paid for the option as well as any anticipated benefit of the transaction. The Adviser must assess the creditworthiness of each Counterparty to determine the likelihood that the terms of the OTC option or the derivative will be satisfied. The Underlying Funds will engage in OTC option transactions and derivatives only with qualified Counterparties. The staff of the SEC currently takes the position that OTC options purchased by the Underlying Funds, and portfolio securities “covering” the amount of the Underlying Funds’ obligation pursuant to an OTC option sold by it (the cost of the sell-back plus any in-the-money amount) are illiquid and subject to the Underlying Funds’ limitations on investments in illiquid securities, unless the Underlying Funds have the legal right to terminate the option on not more than seven days notice and the Counterparty has a high credit quality rating.

Foreign Currency Transactions.

The Underlying Funds that are permitted to invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and futures options, and they may engage in foreign currency transactions either on a spot (cash) basis at prevailing currency exchange rates or through forward currency contracts. These Underlying Funds may engage in these transactions to hedge, directly or indirectly, against currency fluctuations, for other investment purposes and, with respect to certain Underlying Funds, to seek to enhance returns. A Fund may enter into currency transactions only with counterparties that the Adviser deems to be creditworthy. Certain of the foreign currency transactions the Underlying Funds may use are described below.

Forward Foreign Exchange Transactions. Certain Underlying Funds may enter into forward currency contracts (“forwards”) in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Underlying Fund’s investments or as part of its investment strategy. Forwards are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a set price on a future date. The market value of a forward fluctuates with changes in foreign currency exchange rates. Forwards are marked to market daily based upon foreign currency exchange rates from an independent pricing service, and the change in value is recorded as unrealized appreciation or depreciation. An Underlying Fund will record a realized gain or loss when the forward is closed. Forwards are highly volatile, involve substantial currency risk and may also involve credit and liquidity risks.

Currency Futures. An Underlying Fund may also seek to enhance returns or hedge against the decline in the value of a currency through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts while forward foreign exchange transactions are traded in the OTC market. Currency futures involve substantial currency risk, and also involve leverage risk.

Currency Options. An Underlying Fund may also seek to enhance returns or hedge against the decline in the value of a currency through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. An Underlying Fund may engage in transactions in options on currencies either on exchanges or OTC markets. An Underlying Fund may write covered call options on up to 100% of the currencies in its portfolio. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

Currency Swaps. In order to protect against currency fluctuations, an Underlying Fund may enter into currency swaps. An Underlying Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis. Currency swaps involve the exchange of the rights of a Fund and another party to make or receive payments in specified currencies. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

Limitations on Currency Transactions. An Underlying Fund will not hedge a currency in excess of the aggregate market value of the securities that it owns (including receivables for unsettled securities sales), or has committed to purchase or anticipates purchasing, which are denominated in such currency. Open positions in forward foreign exchange transactions used for non-hedging purposes will be covered by the segregation of liquid assets and are marked to market daily.

Risk Factors in Hedging Foreign Currency. Hedging transactions involving currency instruments involve substantial risks, including correlation risk. While an Underlying Fund’s use of currency instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Underlying Fund’s shares, the net asset value of the Underlying Fund’s shares will fluctuate. Moreover, although currency instruments will be used with the intention of hedging against adverse currency movements, transactions in currency instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Underlying Fund’s hedging strategies will be ineffective. To the extent that an Underlying Fund hedges against anticipated currency movements that do not occur, the Underlying Fund may realize losses and decrease its total return as the result of its hedging transactions. Furthermore, an Underlying Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur. In connection with its trading in forward foreign currency contracts, an Underlying Fund will contract with a foreign or domestic bank, or foreign or domestic securities dealer, to make or take future delivery of a specified amount of a particular currency. There are no limitations on daily price moves in such forward contracts, and banks and dealers are not required to continue to make markets in such contracts. There have been periods during which certain banks or dealers have refused to quote prices for such forward contracts or have quoted prices with an unusually wide spread between the price at which the bank or dealer is prepared to buy and that at which it is prepared.

Commodity Pool Adviser.

Each Fund is operated by the Adviser in reliance on an exclusion, granted to operators of registered investment companies such as the Funds, from registration as a “commodity pool operator” (“CPO”), with respect to the Fund, under the Commodity Exchange Act (the “CEA”) and, therefore, is not subject to registration or regulation as a CPO under the CEA. The Funds may be limited in their ability to use commodity futures or options thereon, engage in certain swap transactions or make certain other investments (collectively, “commodity interests”) if the Adviser continues to claim the exclusion from the definition of CPO with respect to such Funds. In order for the Adviser to be eligible to continue to claim this exclusion, if a Fund uses commodity interests other than for bona fide hedging purposes (as defined by the Commodity Futures Trading Commission (the “CFTC”)), the aggregate initial margin and premiums required to establish those positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options are “in-the-money” at the time of purchase) may not exceed 5% of the Fund’s NAV, or, alternatively, the aggregate net notional value of those positions, as determined at the time the most recent position was established, may not exceed 100% of the Fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, a Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps markets. Even if a Fund’s direct use of commodity interests complies with the trading limitations described above, the Fund may have indirect exposure to commodity interests in excess of such limitations. Such exposure may result from the Fund’s investment in other investment vehicles, including investment companies that are not managed by the Adviser or one of its affiliates, certain securitized vehicles that may invest in commodity interests and/or non-equity REITs that may invest in commodity interests (collectively, “underlying investment vehicles”). Because the Adviser may have limited or no information as to the commodity interests in which an underlying investment vehicle invests at any given time, the CFTC has issued temporary no-action relief permitting registered investment companies, such as the Funds, to continue to rely on the exclusion from the definition of CPO. The Adviser, on behalf of the Funds, has filed the required notice to claim this no-action relief. In order to rely on the temporary no-action relief, the Adviser must meet certain conditions and the Funds must otherwise comply with the trading and market limitations described above with respect to their direct investments in commodity interests.

Special Situations.

The Underlying Funds may invest in “special situations.” A special situation arises when, in the opinion of the Adviser, the securities of a company will be recognized and appreciate in value due to a specific anticipated development at that company. Such developments might include a new product, a management change, an acquisition or a technological advancement. The risk of investing in special situations is that the anticipated development does not occur or its impact is not what the Adviser expected.

Use of Segregated and Other Special Accounts.

Many hedging transactions require, among other things, that the Underlying Funds segregate liquid assets with their custodian to the extent Fund obligations are not otherwise “covered” through ownership of the underlying security or instrument. In general, either the full amount of any obligation by the Underlying Funds to pay or deliver securities or assets must be covered at all times by the securities or instruments required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them.

International Sanctions.

From time to time, certain of the companies in which an Underlying Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company which operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As an investor in such companies, the Underlying Fund will be indirectly subject to those risks.

Executive Order on Securities Investments that Finance Communist Chinese Military Companies

On November 12, 2020, the former President of the United States issued an Executive Order (the “Order”) to prohibit, beginning January 11, 2021, U.S. persons (which includes the Funds) from transacting in certain securities and derivatives of publicly traded securities of any of 31 companies designated as a “Communist Chinese military company” (a “CCMC” and such securities collectively with securities of certain subsidiaries of such companies and related depositary receipts that may be covered by the Order, “CCMC Securities”) by the U.S. Department of Defense (the “DOD”) or the U.S. Department of the Treasury’s Office of Foreign Assets Control (“OFAC”). In the weeks following the issuance of the Order, the DOD designated an additional 13 companies as CCMCs, bringing the current total to 44 companies designated to date. Also subsequent to issuance of the Order, OFAC extended the effective date of the trading ban from January 11, 2021 to January 28, 2021 for publicly-traded securities of companies with a name that “closely matches the name” of a designated CCMC but that have not been designated as CCMC Securities. In addition, U.S. persons also are prohibited from transacting in newly-designated CCMC Securities 60 days after such designation. As clarified by an amendment to the Order dated January 13, 2021, and subsequent guidance from OFAC, U.S. persons may divest their holdings in the 31 initially-designated CCMCs at any time through November 11, 2021 (and have 365 days from date of designation to divest their holdings in other CCMCs).

OFAC subsequently published, on several occasions, guidance regarding compliance with the Order, including several “Frequently Asked Questions” (FAQs)-style publications addressing the scope of, and interpretive matters regarding, compliance with the Order, as well as the Order’s application to U.S. funds that hold CCMC Securities (i.e., including mutual funds that hold CCMC Securities regardless of the size of the position relative to a fund’s total assets). Certain interpretive issues related to compliance with the Order remain open, including to what extent a U.S. person could be held liable for failing to identify an unlisted entity whose name “close matches the name” of an entity designated as a CCMC.

A Fund’s holdings in CCMC Securities may adversely impact the Fund’s performance. The extent of any impact will depend on future developments, including the Fund’s ability to sell the CCMC Securities, valuation of the CCMC Securities, modifications to the Order, the issuance of additional or different interpretive guidance regarding compliance with the Order, and the duration of the Order, all of which are highly uncertain. Fund management will continue to monitor developments relating to the Order.

Share Classes.

The Fund offers three classes of shares, Retail Shares, Institutional Shares and TA Shares, which differ only in their ongoing fees and eligibility requirements. Retail Shares are available to all investors but are not available directly through the Fund’s transfer agent, and account minimums range from $500 to $2,000, depending on the account type. TA Shares are available only to investors who purchase shares of the Fund directly through the Fund’s transfer agent. TA Shares do not charge a 12b-1 fee or make revenue sharing payments, to include payments for sub-transfer agency or record-keeping services. Investment minimums for TA Shares range from $500 to $2000 depending on the account type. TA Shares are not currently available to financial intermediaries. Institutional Shares are for accounts in the amount of $1,000,000. Institutional Shares are intended for certain financial intermediaries that offer shares of the Fund through fee-based platforms, retirement platforms or other platforms for which the financial intermediary provides services and is not compensated by the Fund for those services. Shareholders meeting the eligibility requirements for the Institutional Shares may also purchase Institutional Shares directly without paying a sales charge or any other additional fees. Employees/Directors of the Adviser and its affiliates and Trustees of the Baron Funds® are not subject to the eligibility requirements for Institutional Shares. For more information, please see the “How to Purchase Shares” section on pages 32-34 of the Prospectus. The Fund reserves the right, without prior notice, to change the eligibility requirements of its share classes, including the types of investors who are eligible to purchase each share class.

Fund Policies.

The Fund has adopted investment restrictions, described below, which are fundamental policies of the Fund and may not be changed without the approval by a majority of the Fund’s shareholders or at least two-thirds of a quorum of a majority of the shareholders. Unless otherwise noted, all percentage restrictions are measured as of the time of the purchase.

The Fund may not:

1.

Issue senior securities or borrow money in excess of amounts permitted by law (which currently requires asset coverage of 300% immediately after such borrowing, subject to exceptions for borrowings of up to 5% for short-term purposes.

2.	Purchase or sell commodities or commodity contracts unless in conformity with regulations of the Commodities Futures Trading Commission;

3.

Purchase or sell oil and gas interests or real estate. Securities issued by companies engaged in the oil, gas or real estate business or secured by oil and gas or real estate are not considered oil or gas interests or real estate for purposes of this restriction;

4.	Underwrite securities of other issuers insofar as the Fund is the seller of such securities;

5.

Make loans, except to the extent that the purchase of debt obligations of any type (including loan participations, repurchase agreements and corporate commercial paper) are considered loans, and except that the Fund may lend portfolio securities in compliance with requirements established from time to time by the SEC;

6.	Mortgage, pledge or hypothecate any of its assets, except in connection with borrowings, loans of portfolio securities or other permitted transactions; or

7.	Invest 25% or more of the value of its total assets in any particular GICS Sub-Industry. For the purpose of this restriction, the percentage will be measured at the time of purchase.

As a non-fundamental policy, the Fund may not invest more than 15% of its respective net assets in restricted or illiquid securities, including repurchase agreements maturing in more than seven days.

Temporary Defensive Position.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political, or other conditions. In such circumstances, the Adviser may invest all or a portion of the Fund’s assets in cash or cash equivalents, such as money market instruments, which include U.S. Government securities, certificates of deposit, short-term investment grade corporate bonds and other short term debt instruments, and repurchase agreements. Taking such a temporary defensive position may cause the Fund not to achieve its investment goals.

Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron Health Care Fund, Baron FinTech Fund, Baron New Asia Fund, Baron Technology Fund and Baron WealthBuilder Fund of Baron Select Funds and Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund of Baron Investment Funds Trust have entered into a committed line of credit facility with State Street Bank and Trust Company (“SSBT”) as lender pursuant to which the Fund and the Underlying Funds may borrow up to $200 million in order to provide them with temporary liquidity on a first-come, first-served basis. Interest is charged to the borrowing fund at a rate equal to the higher of (a) Overnight Bank Funding Rate plus 0.10% and (b) Overnight Federal Funds Rate plus 0.10%; plus the applicable margin of 1.00%. An upfront fee of 0.05% is incurred on the commitment amount and a commitment fee of 0.20% per annum is incurred on the unused portion of the line of credit. Both fees are allocated to the Fund and the Underlying Funds based on their relative net assets.

Baron Partners Fund participates in a committed syndicated line of credit agreement with State Street in the amount of $1 billion. Depending on the outstanding loan amount, a commitment fee of 0.15% or 0.25% per annum is incurred on the unused portion of the line of credit. The line of credit is used for investment purposes. Baron Partners Fund may borrow the maximum amount under the 1940 Act, the limitations included in Baron Partners Fund’s Prospectus, or any limit or restriction under any law or regulation to which Baron Partners Fund is subject or any agreement to which Baron Partners Fund is a party. Interest is charged to Baron Partners Fund, based on its borrowings, at a rate per annum equal to the higher of one month LIBOR or the effective federal funds rate plus a margin of 0.85%. An upfront fee of 0.05% is incurred on the commitment amount.

Portfolio Turnover.

Portfolio turnover rates fluctuate depending on market conditions. The turnover rate for the Fund for the years ended December 31, 2020 and December 31, 2019 were 6.65% and 22.48%, respectively.

Disclosure of Portfolio Holdings.

The Board has adopted policies and procedures governing the disclosure of the Fund’s portfolio holdings.

Quarterly: The Fund posts on the Baron Funds® website, usually on the fifth business day after the quarter end, the top ten long positions held by the Fund, stated as a percentage of net assets. In addition, the Fund posts on the Baron Funds® website, usually on the fifth business day after the quarter end, all long securities positions of the Fund’s net assets and the cash position at the most recent quarter end. All of this information will remain on the Baron Funds® website until the next quarter end’s information is posted.

Monthly: In addition, the Fund posts on the Baron Funds® website, usually the tenth business day after month end, the ten largest long positions of the Fund, stated as a percentage of net assets. This information will remain on the Baron Funds® website until the next month end’s information is posted.

The Fund discloses portfolio holdings in connection with the day-to-day operations and management of the Fund, including to the Fund’s custodian (daily) and auditors (annually). Portfolio holdings may also be disclosed to other service providers of the Fund, including pricing services (daily), portfolio management and trading systems (daily) and proxy voting systems (quarterly). In these situations, the Fund, the Adviser or the Fund’s distributor, Baron Capital, Inc. (“BCI” or the “Distributor”), have entered into agreements with service providers whereby they agree to keep the information confidential and to refrain from trading on the basis of the information. When engaged in purchasing and selling securities for the Fund through brokers, dealers or other financial intermediaries, the Fund discloses certain information about one or more of the securities positions it own. The Fund does not have separate non-disclosure agreements with these entities, but the Fund would immediately cease doing business with any entity that the Adviser believes is misusing the information.

Other information of the Underlying Funds that may be of interest to investors, such as industry breakdowns and a historical analysis of security impact, may be available on the Baron Funds® website. The website address is www.BaronFunds.com. The link to Fund information is www.baronfunds.com/products. Holdings information for the Fund and each Underlying Fund can be accessed from this link.

The Fund may release the portfolio information to persons earlier than the dates stated above only if certain members of senior management of the Fund determine that the release of such information is in the best interest of the Fund’s shareholders, that there is a legitimate business purpose and where the recipient agrees in writing to maintain the confidentiality of the information and not to trade on the information.

If the Fund inadvertently releases the information prior to the dates stated above to any person, and there was no agreement as described, the Fund will promptly post the information to the website. The Fund may also release what the Adviser reasonably believes to be immaterial information as the Adviser deems appropriate.

No employee of the Fund or the Adviser is allowed to accept compensation or consideration in any form with respect to the release of the Fund’s portfolio holdings. “Consideration” includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser. Any exceptions to any of the Fund’s disclosure policies are reported to the Board.

MANAGEMENT OF THE FUND

Board of Trustees and Officers.

The Board’s role in management of the Trust is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust, primarily the Adviser and its affiliates, have responsibility for the day-to-day management of the Fund, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, cybersecurity risk, compliance risk and operational risk). As part of its oversight, the Board, acting at its scheduled meetings, regularly interacts with and receives reports from senior personnel of service providers, including the Adviser. The Board’s Audit Committee (which consists of three trustees who are not affiliated with the Adviser (“Independent Trustees”)) and counsel to the Independent Trustees meet regularly with the Trust’s independent registered public accounting firm and the Trust’s Chief Financial Officer. The Board also receives periodic presentations from senior personnel of the Adviser or its affiliates regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas, such as business continuity, anti-money laundering, personal trading, valuation, credit, investment research and securities lending. The Board has adopted policies and procedures designed to address certain risks to the Fund. In addition, the Adviser and other service providers to the Fund have adopted a variety of policies, procedures and controls designed to address particular risks to the Fund. However, it is not possible to eliminate all of the risks applicable to the Fund. The Board also receives reports from counsel to the Adviser and the Board’s own independent legal counsel regarding regulatory compliance and governance matters. The Board’s oversight role does not make the Board a guarantor of the Trust’s investments or activities.

The 1940 Act requires that at least 40% of the Fund’s trustees not be “interested persons” (as defined in the 1940 Act) of the Fund, and to rely on certain exemptive rules under the 1940 Act, a majority of the Fund’s trustees must not be interested persons of the Fund. For certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Trustees who are Independent Trustees. Currently, seven of the Trustees are not interested persons of the Trust (as such, the Trustees are not affiliated with the Adviser). The Chairman of the Board, Linda Martinson, is an interested person of the Trust (“Interested Trustee”), and the Independent Trustees have designated a lead Independent Trustee who chairs meetings or executive sessions of the Independent Trustees, reviews and comments on Board meeting agendas, represents the views of the Independent Trustees to management and facilitates communication among the Independent Trustees and their independent legal counsel. The Board has determined that its leadership structure, in which the Independent Trustees have designated a lead Independent Trustee to function as described above is appropriate in light of the services that the Adviser and its affiliates provide to the Trust and potential conflicts of interest that could arise from these relationships.

Trustees of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships and affiliations for the past five years, are shown below. Each Trustee serves as Trustee of a Fund until its termination; until the Trustee’s retirement, resignation or death; or as otherwise specified in the Trust’s organizational documents. Unless otherwise noted, the address of each Executive Officer and Trustee is Baron Select Funds, 767 Fifth Avenue, 49th Floor, New York, NY 10153. All Trustees listed below, whether Interested or Independent, serve as Trustees for the Trust.

Name, Address & Age	Position(s) Held With the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees
Ronald Baron(1),(2) 767 Fifth Avenue New York, NY 10153 Age: 77	Chief Executive Officer, Trustee and Portfolio Manager	18 years	Director, Chairman and CEO: the Firm* (1982-Present); Trustee: Baron Investment Funds Trust (1987-Present); Trustee: Baron Select Funds (2003-Present); Portfolio Manager: Baron USA Partners Fund, Ltd. (2003-Present).	18	None

Name, Address & Age	Position(s) Held With the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Linda S. Martinson(1),(2) 767 Fifth Avenue New York, NY 10153 Age: 66	Chairman, President, Chief Operating Officer and Trustee	18 years	Director: the Firm* (2003-Present); President: the Firm* (2007-Present); Chief Operating Officer: the Firm (2006-present); Chairman (2010-Present), President (2007-Present), Trustee (1987-Present): Baron Investment Funds Trust; Chairman (2010-Present), President (2007-Present), Trustee (2003-Present): Baron Select Funds; Director: Baron USA Partners Fund, Ltd. (2006-Present); Baron Emerging Markets Fund Ltd. (2016-Present).	18	None
Independent Trustees

Thomas J. Folliard(4),(5) 767 Fifth Avenue New York, NY 10153 Age: 56	Trustee	3 years	Non-Executive Chair of the Board: CarMax, Inc. (2016-Present); President and Chief Executive Officer: CarMax, Inc. (2006-2016); Trustee: Baron Investment Funds Trust (2017-Present), Baron Select Funds (2017-Present).	18	Director: PulteGroup, Inc. (2012-Present).

Raymond Noveck(3),(4),(5) 767 Fifth Avenue New York, NY 10153 Age: 77	Lead Trustee	18 years	Private Investor (1999-Present); Trustee: Baron Investment Funds Trust (1987-Present), Baron Select Funds (2003-Present). Founder and President of Strategic Systems, Inc., provider of “The Medical Information Line” (1989-1999); Executive Vice President, Lifetime Corporation (1987-1989).	18	None

Anita Rosenberg(4),(5) 767 Fifth Avenue New York, NY 10153 Age: 57	Trustee	7 years	Advisory Board Member: Impala Capital Management, LLC (2014-Present); Advisory Board Member: ValueAct Capital, LLC (2014-Present); Senior Advisor: Magnetar Capital (2011-2012); Trustee: Baron Investment Funds Trust, Baron Select Funds (2013-Present).	18	Director: Golub Capital BDC, Inc. (2011-Present).

David A. Silverman, MD(4),(5) 767 Fifth Avenue New York, NY 10153 Age: 71	Trustee	18 years	Physician and Faculty: New York University School of Medicine (1976-Present); Trustee: Baron Investment Funds Trust (1987-Present), Baron Select Funds (2003-Present).	18	None
Alex Yemenidjian(4),(5) 767 Fifth Avenue New York, NY 10153 Age: 65	Trustee	14 years	Chairman and CEO: Tropicana Las Vegas (gaming) (2009-2015); Chairman and CEO: Armenco Holdings, LLC (investment company) (2005-Present); Managing Partner: Armenco Capital LLC (investment company) (2013-Present); Trustee: Baron Investment Funds Trust (2006-Present), Baron Select Funds (2006-Present).	18	Director: Guess?, Inc. (2005-Present); Director: Green Thumb Industries, Inc. (2019-Present)

Abraham (Avi) Nachmany 767 Fifth Avenue New York, NY 10153 Age: 68	Trustee	1 year	Independent mutual fund industry consultant (2016-Present); Director of Research, E.V.P., Co-Founder: Strategic Insight (1986-2015); Advisory Board Member: Baron Investment Funds Trust and Baron Select Funds (5/2019-Present). Trustee: Baron Investment Funds Trust and Baron Select Funds (5/2020-Present).	18	None.

Name, Address & Age	Position(s) Held With the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Marvelle Sullivan 767 Fifth Avenue New York, NY 10153 Age: 42	Trustee	1 year	Founder and CEO: Marvelle Co. LLC (4/2019-Present); Managing Director: J.P. Morgan (2017-2019); Global Head of M&A: Novartis (2009-2017); Advisory Board Member: Baron Investment Funds Trust and Baron Select Funds (2/2020-Present). Trustee: Baron Investment Funds Trust and Baron Select Funds (5/2020-Present).	18	Director: GSK/Novartis Joint Venture (2014-2017)

Errol Taylor(4),(5) 767 Fifth Avenue New York, NY 10153 Age: 65	Trustee	<1 year	Partner: Milbank LLP (2003-Present); Partner and Member Executive Committee (1987-2003); Senior Research Associate: Bristol-Myers Squibb Company (1977-1987). Trustee: Baron Investment Funds Trust and Baron Select Funds (11/2020-Present).	18	Trustee: New York Law School (2014-Present); Trustee: Clark Atlanta University (2017-Present).
Additional Officers of the Fund
Louis Beasley 767 Fifth Avenue New York, NY 10153 Age: 50	Vice President and Chief Compliance Officer	6 years	Chief Compliance Officer: Baron Capital Group, Inc., BAMCO, Inc., Baron Capital Management Inc., Baron Investment Funds Trust, Baron Select Funds, Baron USA Partners Fund, Ltd (2014-Present); Baron Emerging Markets Fund Ltd. (2016-Present) Vice President: the Firm* (2014-Present); Principal and Director of Investment Management Compliance and Risk Management: Bessemer Trust (2006-2014).	N/A	N/A

Clifford Greenberg 767 Fifth Avenue New York, NY 10153 Age: 62	Senior Vice President, Co-Chief Investment Officer	18 years	Director, Senior Vice President and co-Chief Investment Officer: the Firm*; Senior Vice President: Baron Investment Funds Trust, Baron Select Funds; Portfolio Manager: Baron Small Cap Fund.	N/A	N/A

Patrick M. Patalino 767 Fifth Avenue New York, NY 10153 Age: 52	Vice President, General Counsel and Secretary	13 years	Vice President, General Counsel and Secretary: the Firm*, Baron Investment Funds Trust, Baron Select Funds; General Counsel: Baron USA Partners Fund, Ltd.	N/A	N/A

Andrew Peck 767 Fifth Avenue New York, NY 10153 Age: 52	Senior Vice President, Co-Chief Investment Officer	18 years	Director, Senior Vice President and co-Chief Investment Officer: the Firm*, Baron Investment Funds Trust, Baron Select Funds; Portfolio Manager: Baron Asset Fund.	N/A	N/A

Peggy C. Wong 767 Fifth Avenue New York, NY 10153 Age: 60	Treasurer and Chief Financial Officer	18 years	Chief Financial Officer and Treasurer: the Firm*, Baron Investment Funds Trust, Baron Select Funds; Baron USA Partners Fund Ltd.; Baron Emerging Markets Fund Ltd.	N/A	N/A

*	The “Firm” means Baron Capital Group, Inc. (“BCG”) along with its subsidiaries BCI, Baron Capital Management, Inc. (“BCM”) and BAMCO, Inc. (“BAMCO”).
(1)	Trustees deemed to be “Interested Trustees” by reason of their employment with the Adviser and BCI.

(2)	Members of the Executive Committee, which is empowered to exercise all of the powers, including the power to declare dividends, of the full Board when the full Board is not in session.
(3)	Members of the Audit Committee.
(4)	Members of the Nominating Committee.
(5)	Members of the Independent Trustees Committee.

Each Trustee, except for Anita Rosenberg who was appointed as a Trustee in May of 2013, Thomas J. Folliard who was appointed as Trustee in August of 2017, Abraham (Avi) Nachmany and Marvelle Sullivan, who were appointed as Trustees in May of 2020, and Errol Taylor, who was appointed as Trustee in December of 2020, has been a Board member of the Trust and other Baron mutual funds for at least 15 years. In addition, the following are among some of the specific experiences, qualifications, attributes or skills that each Trustee possesses supplementing the information provided in the table above. The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Trustee, or particular factor, being indicative of Board effectiveness. However, the Board believes that Trustees need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Adviser and Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties; the Board believes that its members satisfy this standard. Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional practice (e.g., medicine, accounting or law), public service or academic positions; experience from service as a board member (including the Board of the Trust) or executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences. The charter for the Board’s Nominating Committee contains certain other factors considered by the Committee in identifying and evaluating potential Board member nominees. To assist them in evaluating matters under federal and state law, the Trustees are counseled by their own independent legal counsel, who participates in Board meetings and interacts with the Adviser, and also may benefit from information provided by the Trust’s or the Adviser’s counsel; counsel to the Independent Trustees have significant experience advising funds and fund board members. The Audit Committee of the Board meets regularly with the Trust’s independent registered public accounting firm, and the Board and its committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.

Ronald Baron—In addition to his tenure as a Trustee of the Trust, Mr. Baron is the Chief Executive Officer of the Trust, having served as Chief Investment Officer of the Trust since its inception in April 2003 to February 2020, as well as the portfolio manager of Baron WealthBuilder Fund, Baron Partners Fund and Baron Focused Growth Fund, each a series of the Trust, and Baron Growth Fund, a series of Baron Investment Funds Trust. Mr. Baron was also the portfolio manager of Baron Asset Fund from its inception until 2003 and then the co-portfolio manager of Baron Asset Fund from 2003 until January of 2008. Mr. Baron has over 50 years of experience as a Wall Street analyst and has managed money for others for over 45 years.

Linda S. Martinson—In addition to serving as Chairman of the Board of Trustees of the Trust, Ms. Martinson is the President and Chief Operating Officer of the Trust. She has been with the Adviser for over 34 years, initially serving as the Adviser’s General Counsel until 2007 and its Corporate Secretary until 2008.

Thomas J. Folliard—Mr. Folliard has been a Trustee of the Trust and the Board of the mutual funds of Baron Investment Funds Trust for two years. In addition to his tenure as a Trustee of the Baron mutual funds, Mr. Folliard has served as the non-executive chair of the CarMax, Inc. board of directors since August 2016. He joined CarMax in 1993 as senior buyer and became director of purchasing in 1994. He was promoted to vice president of merchandising in 1996, senior vice president of store operations in 2000 and executive vice president of store operations in 2001. Mr. Folliard served as president and chief executive officer of CarMax from 2006 to February 2016 and retired as chief executive officer in August 2016. Mr. Folliard has served on the board of PulteGroup, Inc. from 2012 to the present.

Raymond Noveck—Mr. Noveck has been a Trustee of the Trust for over 18 years and of the Board of the mutual funds of the Baron Investment Funds Trust for over 34 years. Mr. Noveck currently serves as the lead Independent Trustee of the Board. Mr. Noveck was also employed by the Firm as a Managing Director from 1985 to 1987. From 1988 through 1989, Mr. Noveck was Executive Vice President of Lifetime Corp., one of America’s largest providers of home health care personnel, and from 1990 until his retirement in 1998, he was the founder, President and Chief Operating Officer of Strategic Systems. Inc., provider of The Medical Information Line, an automated nationwide provider of consumer health information via touch tone telephone networks. Mr. Noveck is a CPA and has experience preparing, auditing, analyzing and evaluating financial statements. He also served on the Board of NYSE listed Horizon/CMS Healthcare, from 1987 until its 1998 merger with Healthsouth and, as a CPA, has audited public companies including mutual funds and brokerage firms.

Anita Rosenberg—Ms. Rosenberg has been a Trustee of the Trust and the Board of the mutual funds of Baron Investment Funds Trust for over seven years. In addition to her tenure as a Trustee of the Baron mutual funds, Ms. Rosenberg serves on the board of the Golub Capital BDC, Inc. She also serves as an Advisory Board member of Impala Capital Management, LLC and Value Act Capital, LLC. Ms. Rosenberg was a senior advisor to Magnetar Capital, a multi-strategy hedge fund. Ms. Rosenberg was a partner and portfolio manager of Harris Alternatives, LLC, and its predecessor, Harris Alternatives, L.P., from 1999 until her retirement in 2009.

David A. Silverman, MD—Dr. Silverman has been a Trustee of the Trust for over 18 years and of the Board of the mutual funds of Baron Investment Funds Trust for over 34 years. In addition to his tenure as a Trustee of the Baron mutual funds, Dr. Silverman has been a Director of the New York Blood Center from 1999 to the present. He has also been a Physician and Faculty of New York University School of Medicine from 1976 to the present.

Alex Yemenidjian—Mr. Yemenidjian has been a Trustee of the Trust for over 14 years and the Board of the mutual funds of Baron Investment Funds Trust for over 15 years. In addition to his tenure as a Trustee of the Baron mutual funds, Mr. Yemenidjian is Chairman of the Board and Chief Executive Officer of Oshidori International Development Ltd., is Non-Executive Chairman of the Board of Oshidori International Holdings, Ltd, is Non-Executive Chairman of the Board and chairman of the compensation committee of Guess?, Inc. (clothing retailer) and serves on the board of Green Thumb Industries, Inc. (Cannabis producer and retailer), both public companies. He served as a Director of Regal Entertainment Group (movie theatre operator), a public company, from 2005 to 2018, and was the Chairman and CEO of Tropicana Las Vegas, a hotel and casino company, from 2009 to 2015. Mr. Yemenidjian is a CPA and has experience preparing, auditing, analyzing, and evaluating financial statements.

Abraham (Avi) Nachmany—Mr. Nachmany was an Advisory Board Member of the Trust and the Board of the Baron mutual funds of Baron Investment Funds Trust from May of 2019 to May of 2020 and has been a Trustee of the Trust and the Board of the Baron mutual funds of Baron Investment Funds Trust since May of 2020. In addition to his tenure as a Trustee of the Baron mutual funds, Mr. Nachmany is currently an independent mutual fund industry consultant and advisor. He co-founded Strategic Insight, a thought leadership and business intelligence firm for industry leaders, where he served in various capacities until his retirement in 2015 (including Director of Research for over 20 years).

Marvelle Sullivan—Mrs. Sullivan was an Advisory Board Member of the Trust and the Board of the Baron mutual funds of Baron Investment Funds Trust from February of 2020 to May of 2020 and has been a Trustee of the Trust and the Board of the Baron mutual funds of Baron Investment Funds since May of 2020. In addition to her tenure as a Trustee of the Baron mutual funds, Ms. Sullivan is the founder Trust and Trust CEO of Marvelle Co., a global firm that specializes in activating strategic imperatives and transformative growth through business model innovation and sophisticated deal-making, with a focus on healthcare and technology. Prior to launching MCo, Marvelle was a Managing Director at J.P. Morgan in New York, where she forged the U.S. healthcare venture, Haven, among J.P. Morgan, Berkshire Hathaway and Amazon. She previously spent over a decade with

Novartis at its headquarters in Switzerland, where, as Global Head of M&A, she was responsible for over $100 billion of transactions, including Novartis’ large-scale and multi-transaction Portfolio Transformation, and represented Novartis on the Board of its Consumer Health JV with GSK. Earlier in her career, Marvelle specialized in capital markets and M&A as an associate at the London office of the “magic circle” law firm, Allen & Overy. Marvelle also currently serves as a Board member of the London School of Economics (LSE) North American Advisory Board.

Errol Taylor—Mr. Taylor has been a Trustee of the Trust and the Board of mutual funds of the Baron Investment Funds Trust since December of 2020. Mr. Taylor is a former Partner of Milbank LLP and an adjunct professor at New York Law School. Prior to joining Milbank LLP, Mr. Taylor was a Partner and Executive Committee Member at Fitzpatrick, Cella, Harper & Scinto from 1987 to 2003. From 1977 to 1987, Mr. Taylor was a Senior Research Associate at Bristol-Myers Squibb Company.

The Board believes that the foregoing specific experiences, qualifications, attributes and skills of each Trustee have prepared them to be effective Trustees. The Board also believes that such qualities demonstrate that its members have the ability to exercise effective business judgment in the performance of their duties.

Compensation.

Baron Select Funds and Baron Investment Funds Trust (the “Fund Complex”) pay each Independent Trustee annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Board. Specifically, each Independent Trustee receives an annual base compensation of $172,000 with the lead Independent Trustee receiving an additional $20,000. An additional $12,000 each is paid to each Independent Trustee for attendance in person at the quarterly meetings of the Board; $3,500 is paid per quarterly Board meeting, if the Trustee participates by telephone. Mr. Nachmany and Ms. Sullivan, when serving as Advisory Board Members, received the same annual compensation and reimbursement of out-of-pocket expenses in connection with meetings of the Board as the Independent Trustees. Each member of the Audit Committee receives an additional $10,000 in annual compensation for serving on the Audit Committee. An additional $10,000 is paid to the Audit Committee Chairperson. The Interested Trustees and Officers receive no direct remuneration in such capacity from the Fund.

The Trustees of the Funds received the following compensation from the Funds for the fiscal year ended December 31, 2020 and from the Fund Complex for the calendar year ended December 31, 2020:

Name	Aggregate Compensation From the Funds	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex Paid to Trustees

Interested Trustees:		N/A	N/A

Ronald Baron	$—	N/A	N/A	$—

Linda S. Martinson	$—	N/A	N/A	$—

Independent Trustees:

Norman Edelcup*	$32,295	N/A	N/A	$89,708

Harold Milner*	$30,495	N/A	N/A	$84,708

Raymond Noveck	$89,010	N/A	N/A	$247,250

Anita Rosenberg	$74,610	N/A	N/A	$207,250

David Silverman	$74,610	N/A	N/A	$207,250

Name	Aggregate Compensation From the Funds	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex Paid to Trustees

Alex Yemenidjian	$76,800	N/A	N/A	$213,333

Thomas Folliard	$76,800	N/A	N/A	$213,333

Abraham (Avi) Nachmany**	$74,610	N/A	N/A	$207,250

Marvelle Sullivan**	$69,340	N/A	N/A	$192,611

Errol Taylor***	N/A	N/A	N/A	N/A

*	Norman Edelcup and Harold Milner retired from the Board of Trustees in May 2020.
**

Abraham (Avi) Nachmany served as Advisory Board Member from May 2019 until May 2020 when he was appointed as Trustee. Marvelle Sullivan served as Advisory Board Member from February 2020 until May 2020 when she was appointed as Trustee.

***	Errol Taylor was appointed Trustee in December of 2020.

Board Committees.

The Board has established four committees: Audit; Executive; Nominating; and Independent. The Audit Committee recommends to the full Board the engagement or discharge of the Fund’s independent accountants; directs investigations into matters within the scope of the independent accountants’ duties; reviews with the independent accountants the results of the audit; and reviews the independence of the independent accountants. The Audit Committee is currently comprised of the following members: Raymond Noveck, Alex Yemenidjian and Thomas Folliard. The Audit Committee met twice during the fiscal year ended December 31, 2020.

The Executive Committee is empowered to exercise all of the powers, including the power to declare dividends, of the full Board when the full Board is not in session. The Executive Committee is currently comprised of the following members: Ronald Baron and Linda Martinson. Members of the Executive Committee serve on the committee without compensation. The Executive Committee met four times during the fiscal year ended December 31, 2020.

The Nominating Committee recommends to the full Board those persons to be nominated for election as Trustees by shareholders and selects and proposes nominees for election by Trustees between shareholders’ meeting. The Nominating Committee does not normally consider candidates proposed by shareholders for election as Trustees. The Nominating Committee is currently comprised of all Independent Trustees. Members of the Nominating Committee serve on the committee without compensation. There was one meeting of the Nominating Committee during the fiscal year ended December 31, 2020.

The Independent Committee discusses various Fund matters, including the advisory agreement and distribution plan. The Independent Committee is comprised of all Independent Trustees of the Funds. Members of the Independent Committee serve on the committee without compensation. The Independent Committee met four times during the fiscal year ended December 31, 2020.

Trustee Ownership of Fund Shares.

The following table shows the dollar range of shares beneficially owned by each Trustee as of December 31, 2020:

Name of Trustee		Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies

Interested Trustees:
Ronald Baron	Baron WealthBuilder Fund	>$100,000	>$100,000
Linda S. Martinson	Baron WealthBuilder Fund	$0	>$100,000

Independent Trustees:
Raymond Noveck	Baron WealthBuilder Fund	>$100,000	>$100,000
Anita Rosenberg	Baron WealthBuilder Fund	$0	>$100,000
David Silverman	Baron WealthBuilder Fund	$0	>$100,000
Alex Yemenidjian	Baron WealthBuilder Fund	>$100,000	>$100,000
Thomas Folliard	Baron WealthBuilder Fund	>$100,000	>$100,000
Abraham (Avi) Nachmany	Baron WealthBuilder Fund	>$100,000	>$100,000
Marvelle Sullivan	Baron WealthBuilder Fund	$0	$0
Errol Taylor	Baron WealthBuilder Fund	$0	$0

The Independent Trustees do not own any securities of the Adviser, the Distributor or any other entity controlling, controlled by or under common control with the Adviser or Distributor.

Code of Ethics.

The Fund, the Adviser and the Distributor have adopted a written Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Code of Ethics prohibits employees from investing in securities held by the Underlying Funds.

Proxy Voting Policies and Procedures.

The Fund has delegated all decision making on proxy voting to the Adviser. The Adviser makes its own independent voting decisions, although it may consider recommendations from third parties in its decision-making process. The Adviser makes voting decisions solely in the best interests of the Fund and their shareholders. It is the policy of the Adviser in voting proxies to vote each proposal with the goal of maximizing long-term investment returns for the Fund.

The Adviser uses guidelines which are reviewed quarterly by a Proxy Review Committee established by the Adviser. While the Adviser makes investment decisions based, in part, on the strength of a company’s management team, it will not automatically support management proposals if such proposals are inconsistent with the Adviser’s Proxy Voting Policies and Procedures.

If it is determined that there is a potential material conflict of interest between the interests of the Adviser and the interests of the Fund, the Proxy Review Committee will review the matter and may either (i) request that the Fund consent to the Adviser’s vote, (ii) vote in accordance with the published recommendations of an independent proxy voting service or (iii) appoint an independent third party to vote.

A full copy of the Adviser’s Proxy Voting Policies and Procedures is available on the Baron Funds® website, www.BaronFunds.com under “Legal Notices” link at the bottom left corner of the homepage. The Fund’s most current Proxy Voting Record on Form N-PX for the twelve months ended June 30, 2020 is also available on the Baron Funds® website or on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Principal Holders.

As of March 31, 2021, the following persons were known to the Fund to be the record owners of 5% or more of a class of the voting securities of the Fund:

	Record Holders
	Baron WealthBuilder Fund (Retail Class)	Baron WealthBuilder Fund (Institutional Class)	Baron WealthBuilder Fund (TA Class)
Charles Schwab & Co., Inc., San Francisco, CA	37.05%	9.72%	—
National Financial Services Corp., New York, NY	33.08%	13.69%	—
Pershing LLC, Jersey City, NJ	6.15%	—	—
JP Morgan Securities LLC, Brooklyn, NY	—	6.52%	—
BAMCO, Inc., New York, NY	—	7.87%	—
TD Ameritrade Inc FEBO Clients, Omaha, NE	14.18%	—	—
Ronald Baron and related family accounts, New York, NY	—	7.67%	—
G. Fellows, Jupiter, FL	—	—	6.97%
Moelis Dynasty Investments LLC, Los Angeles, CA	—	7.48%	—
L. Bromley, Northbrook, IL	—	11.86%	—
E. Weymouth, New York, NY	—	7.70%	—
B. Sternlicht, Miami Beach, FL	—	—	6.94%
R. Berger, New York, NY	—	—	6.97%
S. Berger, New York, NY	—	—	6.79%

As of March 31, 2021, the following person was known to the Fund to be the beneficial owner of 5% or more of a class of the voting securities of the Fund:

	Beneficial Holders
	Baron WealthBuilder Fund (Retail Class)	Baron WealthBuilder Fund (Institutional Class)	Baron WealthBuilder Fund (TA Class)
Ronald Baron and related family accounts, New York, NY	—	14.77%	—

Management Ownership.

Except for Mr. Baron and related family accounts, BAMCO, G. Fellows, Moelis Dynasty Investments LLC, L. Bromley, E. Weymouth, B. Sternlicht, R. Berger and S. Berger, the above record owners are brokerage firms or other financial institutions that hold stock for the benefit of their respective customers. As of March 31, 2021, all of the Officers, Trustees and portfolio managers of Baron WealthBuilder Fund as a group beneficially owned directly or indirectly 13.00% of the Fund’s outstanding shares.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser.

The Adviser to the Fund, BAMCO, is a New York corporation with its principal offices at 767 Fifth Avenue, New York, NY 10153 and a subsidiary of BCG. Mr. Baron is the controlling stockholder of BCG. Mr. Baron has over 50 years of experience as a Wall Street analyst and has managed money for others for over 45 years. Mr. Baron is the portfolio manager for Baron Partners Fund, Baron Focused Growth Fund and Baron WealthBuilder Fund and was the portfolio manager for the predecessor partnership of Baron Partners Fund since its inception in 1992 and for the predecessor partnership of Baron Focused Growth Fund since its inception in 1996. Mr. Baron is also the lead portfolio manager of Baron Growth Fund, a series of Baron Investment Funds Trust.

The Adviser will not be paid a management fee for performing investment management services for the Fund. However, the Adviser receives management fees for managing the Underlying Funds. See the Underlying Funds’ prospectuses or Statements of Additional Information for specific fees.

The Adviser is contractually obligated to reimburse certain expenses of the Fund so that its net annual operating expenses (exclusive of portfolio transaction costs, interest, dividend, acquired fund fees and expenses and extraordinary expenses) are limited to 0.30% of average daily net assets of Retail Shares, 0.05% of average daily net assets of Institutional Shares and 0.05% of average daily net assets of TA Shares.

The Adviser will determine how the Fund’s assets are invested consistent with the investment objectives and policies of the Fund described in this Prospectus and procedures and guidelines established by the Board. The Board oversees the allocations and the basis upon which such allocations were made or maintained.

Under the Fund’s Advisory Agreements, the Adviser, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the Fund, and pays the salaries and fees of all Officers and Trustees who are interested persons of the Adviser. The Adviser also uses a portion of its assets to pay all or a portion of the charges of third parties that distribute shares of the Fund to their customers.

The Fund pays all operating and other expenses not borne by the Adviser such as: audit, accounting and legal fees; custodian fees; expenses of registering and qualifying their shares with federal and state securities commissions; expenses in preparing shareholder reports and proxy solicitation materials; expenses associated with the Fund’s shares, such as dividend disbursing, transfer agent and registrar fees; certain insurance expenses; compensation of Independent Trustees and other miscellaneous business expenses. The Fund also pay the expenses of offering the shares of the Fund, including the registration and filing fees, legal and accounting fees and costs of printing the Prospectus and related documents. The Fund also pays all taxes imposed on it and all brokerage commissions and expenses incurred in connection with its portfolio transactions.

The Adviser utilizes the staffs of BCG and its subsidiary BCM to provide research. Directors, Officers or employees of the Adviser and/or its affiliates may also serve as Officers or Trustees of the Fund or of other funds managed by the Adviser. BCM is an investment adviser to institutional and individual accounts. Clients of BCM and the other funds managed by the Adviser have investment goals which may or may not vary from those of each other and of the Fund. BCM and the Adviser invest in substantially similar or the same securities as the Underlying Funds, other client accounts and in the accounts of principals and employees of BCM and its affiliates. When the same securities are purchased for or sold by the Underlying Funds and any of such other accounts, it is the policy of the Adviser and BCM to allocate such transactions in a manner deemed equitable by the Adviser. All personal trading by employees is subject to the Code of Ethics of the Fund and the Adviser. In certain circumstances, the Adviser may make investments for the Underlying Funds that conflict with investments being made by BCM. The Adviser may also make investment decisions for the Underlying Funds that are inconsistent with the investment decisions for other Underlying Funds it manages.

The Advisory Agreement provides that the Fund may use “Baron” as part of its name for so long as the Adviser serves as the investment adviser to the Fund. The Fund acknowledge that the word “Baron” in its name is derived from the name of the entities controlling, directly or indirectly, the Adviser, which derive their name from Ronald Baron, that such name is the property of the Adviser and its affiliated companies for copyright and/or other purposes, and that if for any reason the Adviser ceases to be the Fund’s investment adviser, the Fund will promptly take all steps necessary to change its name to one that does not include “Baron,” unless they receive the Adviser’s written consent to continue using the name.

The Advisory Agreement provides that the Adviser shall have no liability to the Fund or its shareholders for any error of judgment or mistake of law or for any loss suffered by the Fund on account of any action taken in good faith, provided that the Adviser shall not be protected against liabilities arising by virtue of willful misfeasance, bad faith or gross negligence, or reckless disregard of the Adviser’s obligations under the Advisory Agreement.

The Advisory Agreement is terminable without penalty by the Fund (when authorized by a majority vote of the shareholders or the Trustees) or the Adviser on 60 days’ written notice. The Advisory Agreement shall automatically terminate in the event of its “assignment” (as defined by the 1940 Act).

Principal Underwriter.

The Fund has a distribution agreement with BCI with its principal offices located at 767 Fifth Avenue, New York, NY 10153. BCI is an affiliate of BAMCO.

Distribution and Servicing Agreements.

The Fund and/or the Distributor have agreements with various financial intermediaries pursuant to which various services may be provided to the Fund or their shareholders. See “Distribution and Servicing Arrangements” in the Prospectus.

12b-1 Plan.1

The Distributor does not receive underwriting commissions, but the Fund’s distribution and servicing plan for Retail Shares adopted pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) authorizes the Fund to pay the Distributor a distribution and servicing fee equal to 0.25% per annum of the Fund’s average daily net assets attributable to the Retail Shares. The 12b-1 fees are paid to the Distributor in connection with (a) activities and expenses primarily intended to result in the sale of Retail Shares and/or the servicing of Retail Shares shareholder accounts and/or (b) providing services to holders of Retail Shares of the Fund and/or maintaining accounts in the Retail Shares of the Fund, including, but not limited to, (i) compensation to financial intermediaries (as described in the Prospectus) that have entered into an agreement with the Distributor; (ii) compensation to and expenses of registered representatives and/or employees of the Distributor who engage in or support distribution of Retail Shares or who service shareholder accounts; and (iii) printing of prospectuses and reports for other than existing holders of Retail Shares; preparation, printing and distribution of sales literature and advertising materials for Retail Shares; and telephone expenses and other identifiable expenses in connection with the foregoing. The total amount of the 12b-1 fee is payable to the Distributor, regardless of the actual expenses incurred, which expenses may be more or less than the 12b-1 fees received by the Distributor.

The 12b-1 Plan requires that the Trust will cause to be provided to the Board a written report, at least quarterly, of the amounts of all expenditures pursuant to the 12b-1 Plan and related agreements, and the purposes for which such expenditures were made for the preceding fiscal quarter.

For the fiscal year ended December 31, 2020, the Fund paid distribution and servicing fees of $43,189 attributable to Retail Shares to the Distributor under the 12b-1 Plan.

The following table shows the principal types of activities for which payments are or will be made, including the dollar amount and the manner in which amounts were paid by the Distributor under the 12b-1 Plan for the fiscal year ended December 31, 2020.

Distribution and Service Fees Paid to Third Parties . . . . . . . . . . . .	$43,189

$43,189

The Independent Trustees have no direct or indirect financial interest in the operation of the 12b-1 Plan or any agreement thereunder. The Interested Trustees have such an interest.

The 12b-1 Plan has been approved by the Board, including a majority of the Independent Trustees. In approving the 12b-1 Plan, the Board considered various factors and determined that there is a reasonable likelihood that the 12b-1 Plan will benefit the Fund and its Retail Shares shareholders. The anticipated benefits include the following: (i) the likelihood of attracting and retaining investments in the Retail Shares; (ii) the potential benefits of a larger asset base, including reduced expenses; and (iii) potential benefits to investors in the Retail Shares of the services to be provided pursuant to the 12b-1 Plan.

Unless terminated in accordance with its terms, the 12b-1 Plan will continue in effect for a one year period, and from year to year thereafter if such continuance is specifically approved at least annually by the Board and by the Independent Trustees, with such votes being cast in person at a meeting called for the purpose of such vote.

The 12b-1 Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of a majority of the outstanding Retail Shares. The 12b-1 Plan may not be amended to increase materially the amount of payments to be made without the approval of holders of the Fund’s Retail Shares. All material amendments must be approved by a vote of the Board and of the Independent Trustees, with such votes being cast in person at a meeting called for the purpose of such vote. If the 12b-1 Plan is terminated, the Fund will owe no payments to the Distributor, other than any unpaid portion of the 12b-1 fee accrued through the effective date of termination.

Other Service Providers.

Custodian.

State Street, One Lincoln Street, Boston, MA 02111, serves as the custodian for the Fund’s cash and securities.

State Street provides certain accounting and bookkeeping services to include maintaining the books of the Fund, calculating daily the income and net asset value per share of the Fund and assisting in the preparation of tax returns and reports to shareholders. State Street is compensated for fund accounting based on a percentage of the Fund’s net assets, subject to certain minimums plus fixed annual fees for the administrator services. For the fiscal year ended December 31, 2020, $49,817 was incurred for such services.

Transfer Agent and Dividend Agent.

DST Systems, Inc., 430 West 7th Street, Kansas City, MO 64105, is the Transfer Agent and Dividend Agent for the Fund.

Independent Registered Public Accounting Firm.

[                                ], 300 Madison Avenue, New York, NY 10017, is the independent registered public accounting firm for the Fund.

These institutions are not responsible for investment decisions of the Fund.

PORTFOLIO MANAGER

Ronald Baron is the portfolio manager of Baron WealthBuilder Fund.

Other Accounts Managed.

As of December 31, 2020:

Portfolio Manager	Type of Account	Number of Additional Accounts	Total Assets (millions)	Number of Additional Accounts Subject to a Performance Fee	Total Assets Subject to a Performance Fee
Ronald Baron	Registered Investment Companies	4	$10,530	0	$0
	Other pooled investment vehicles	3	$230	0	$0
	Other Accounts	27	$1,438	0	$0

Michael Baron(1)	Registered Investment Companies	0	$—	0	$0
	Other pooled investment vehicles	0	$—	0	$0
	Other Accounts	2	$173	0	$0

(1)	Michael Baron has been the co-manager since December 8, 2020.

Potential Conflicts of Interest.

Conflicts of interest could arise in connection with managing the Fund along with other Baron Funds® and the accounts of other clients of the Adviser and of clients of the Adviser’s affiliated investment adviser, BCM. Because of market conditions, client investment restrictions, Adviser imposed investment guidelines and the consideration of factors such as cash availability and diversification considerations, not all investment opportunities will be available to the Underlying Funds and all clients at all times. The Adviser has joint trading policies and procedures designed to ensure that no Fund or client is systematically given preferential treatment over time. The Fund’s Chief Compliance Officer monitors allocations for consistency with this policy and reports to the Board annually. Because an investment opportunity may be suitable for multiple accounts, the Underlying Funds may not be able to take full advantage of that opportunity because the opportunity may be allocated among many or all of the Underlying Funds and accounts of clients managed by the Adviser and its affiliate.

To the extent that the Fund’s portfolio manager has responsibilities for managing other client accounts, the portfolio manager may have conflicts of interest with respect to his time and attention among relevant accounts. In addition, differences in the investment restrictions or strategies among an Underlying Fund and other accounts may cause the portfolio manager to take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by the portfolio manager may provide more revenue to the Adviser. While this may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities, the Adviser takes all necessary steps to ensure that the portfolio manager endeavors to exercise his discretion in a manner that is equitable to the Fund and other accounts.

The Fund’s portfolio manager may be involved in determining the Fund’s allocation among the Underlying Funds. Because of the structure of the Fund, the potential conflicts of interest for the portfolio manager may be different than the potential conflicts of interest for portfolio managers who manage other Baron Funds®. The Adviser and its affiliates may receive higher compensation as a result of allocations to Underlying Funds with higher fees.

In addition to the management of the Fund, the portfolio manager may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Fund. The Fund’s portfolio manager also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could exist in managing the Fund and other accounts.

The Adviser believes that it has policies and procedures in place that address the Fund’s potential conflicts of interest. Such policies and procedures address, among other things, trading practices (e.g., brokerage commissions, cross trading, aggregation and allocation of transactions, sequential transactions, allocations of orders for execution to brokers and portfolio performance dispersion review), disclosure of confidential information and employee trading.

Compensation.

Mr. Ronald Baron has an employment agreement that includes a fixed base salary and a performance bonus, the ultimate amount of which is determined by the Compensation Committee of the BCG Board of Directors, in its sole discretion. The terms of his contract are based on Mr. Ronald Baron’s role as the Firm’s Founder and Chief Executive Officer and his position as portfolio manager for the majority of the Firm’s assets under management. Consideration is given to Mr. Ronald Baron’s reputation, the long-term performance records of the Underlying Funds under his management and the profitability of the Firm. The compensation for Mr. Michael Baron includes a base salary and an annual bonus that is based, in part, on the amount of assets he manages, as well as his individual long-term investment performance, his overall contribution to the Firm and the Firm’s profitability.

Ownership of Portfolio Manager.

As of December 31, 2020, the portfolio manager ownership of Fund shares was:

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned
Ronald Baron	Baron WealthBuilder Fund	Over $1,000,000
Michael Baron	Baron WealthBuilder Fund	Over $1,000,000

BROKERAGE ALLOCATION AND OTHER PRACTICES

Since the Fund invests solely in the securities of a select number of Underlying Funds, no commissions will be paid by the Fund.

The Adviser is responsible for placing the portfolio brokerage business of the Underlying Funds. Purchase and sale orders are placed with brokers that the Adviser believes will achieve “best execution” of such orders. Best execution involves consideration of a number of factors, including direct net economic results to the Underlying Funds, the efficiency with which the transaction is executed, the ability to effect the transaction in the size and price range requested, the ability to effect the transaction with minimum impact on the market, the financial strength and stability of the broker, the broker’s familiarity with a particular security, the broker’s commitment of resources to executing the transaction and past experience with a broker.

Under the Advisory Agreements and as permitted by Section 28(e) of the Securities and Exchange Act of 1934, the Adviser may cause the Underlying Funds to pay a broker that provides brokerage and research services to the Adviser an amount of commission for effecting a securities transaction for the Underlying Funds in excess of the amount that other brokers would have charged for the transaction, if the Adviser determines in good faith that the greater commission is consistent with the Underlying Funds’ policies and is reasonable in relation to the value of the brokerage and research services provided by the executing broker or third party pursuant to a Commission Sharing Arrangement viewed in terms of either a particular transaction or the Adviser’s overall responsibilities to the Underlying Funds or to its other clients. The term “brokerage and research services” includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries and securities, economic factors and trends, portfolio strategy and the performance of accounts and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement. Such services may be used by the Adviser or its affiliate to supplement the services it is required to perform pursuant to the Advisory Agreements in serving the Underlying Funds and/or other advisory clients of the affiliate.

Brokers may be willing to furnish statistical research and other factual information or services to the Adviser for no consideration other than brokerage or underwriting commissions. Research provided by brokers is used for the benefit of all of the Adviser’s or its affiliate’s clients and not solely or necessarily for the benefit of the Underlying Funds. The Adviser’s investment management personnel attempt to evaluate the quality of research provided by brokers. Results of this effort may be used by the Adviser as a consideration in the selection of brokers to execute portfolio transactions.

Investment decisions for the Underlying Funds and for other client accounts managed by BCM and the Adviser are made independent of each other in light of differing considerations for the various accounts. The same investment decision may, however, be made for two or more of the Adviser’s and/or BCM’s accounts. When this occurs, simultaneous transactions are inevitable. Purchases and sales are averaged as to price where possible and allocated to accounts in a manner deemed equitable by the Adviser in conjunction with BCM. This procedure could have a detrimental or beneficial effect upon the price or value of the security for the Underlying Funds, depending upon market conditions.

CAPITAL STOCK AND OTHER SECURITIES

Baron Select Funds is an open-end investment company organized as a series fund under the statutory trust law of the State of Delaware. The series currently available are: Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron Health Care Fund, Baron FinTech Fund, Baron New Asia Fund, Baron Technology Fund and Baron WealthBuilder Fund. Shares entitle their holders to one vote per share on all matters submitted to a vote of shareholders. The Trust’s Declaration of Trust provides that no matters need be submitted to shareholders except as required by the 1940 Act. Consequently, matters such as mergers, acquisitions and sales of assets may not require shareholder approval. In the election of Trustees, shares have non-cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees and, in such event, the holders of the remaining shares voting for the election of Trustees will not be able to elect any person or persons as Trustees. Shares have no preemptive or subscription rights and are transferable.

Under Delaware law, shareholders have no liability for any liabilities of the Trust or any of its series. Under the Trust’s Declaration of Trust, all liabilities and assets of the Trust are allocated among its various series and no series (and no creditor or shareholder of any series) participates in or is subject to the assets or liabilities of any other series.

PURCHASE, REDEMPTION AND PRICING OF SHARES

The Fund expects to make all redemptions in cash but reserve the right to make payment, in whole or in part, in portfolio securities. Payment will be made other than all in cash if the Board determines that economic conditions exist that would make a cash payment detrimental to the Fund’s best interests. Portfolio securities to be so distributed, if any, would be selected at the discretion of the Board and priced as described under “How Your Shares are Priced” in the Prospectus.

Net Asset Value.

As more fully set forth in the Prospectus under “How Your Shares are Priced,” the net asset value per share (“NAV”) of the Fund is calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Fund’s NAV is calculated (the “NAV Calculation Time”)) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. The Exchange is open all weekdays that are not holidays. Annually, the Exchange publishes the holidays on which it will be closed. The most recent announcement states it will not be open on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

Securities held by the Underlying Funds traded on more than one national securities exchange are valued at the last sale prices of the day as of which such value is being determined as reflected at the close of the exchange that is the principal market for such securities. For Securities traded on NASDAQ, the Underlying Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day.

U.S. Government obligations, money market instruments, and other debt instruments held by the Underlying Funds having 60 days or less remaining until maturity generally are valued at amortized cost. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from an independent pricing service or at the mean between the bid and ask prices from a dealer maintaining an active market in that security. The value of the Underlying Funds’ investments in convertible bonds is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities held by the Underlying Funds are valued on the basis of their most recent closing market prices and translated into U.S. dollars at the NAV Calculation Time except under the circumstances described below. Most foreign markets close before the NAV Calculation Time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at the NAV Calculation Time. As a result, the Adviser uses a third-party pricing service to assist in determining fair value of foreign securities. This service utilizes a systematic methodology in making fair value estimates. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Underlying Funds are open. The Adviser cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and the adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

TAXATION OF THE FUND

The Prospectus contains information about the U.S. federal income tax consequences of ownership of shares. Certain supplementary information is presented below.

U.S. Federal Income Taxation.

The following information is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Regulations, administrative rulings and judicial decisions as of the date hereof, all of which may be changed either retroactively or prospectively. This discussion does not address all aspects of U.S. federal income taxation that may be relevant to shareholders in light of their particular circumstances (such as alternative minimum tax consequences or Medicare contribution tax consequences) or to shareholders subject to special treatment under U.S. federal income tax laws (such as certain financial intermediaries, insurance companies, dealers in stock or securities, tax-exempt organizations, persons who have entered into hedging transactions with respect to shares of the Fund and persons who borrow in order to acquire shares). Prospective shareholders should consult their tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

This discussion addresses only shareholders who hold Fund shares as capital assets within the meaning of Section 1221 of the Code (generally, for investment). Except where specifically addressing foreign shareholders, this discussion assumes that the shareholder is (i) an individual who is a citizen or resident of the United States; (ii) a corporation, or other entity treated as a corporation for U.S. federal income tax purposes, that was created or organized in or under the laws of the United States, any state therein or the District of Columbia; or (iii) an estate or trust the income of which is subject to U.S. federal income taxation regardless of its source. If an entity that is classified as a partnership for U.S. federal income tax purposes holds shares of the Fund, the U.S. federal income tax treatment of a partner will generally depend on the status of the partner and the activities of the partnership. Partnerships holding Fund shares and partners in such partnerships should consult their tax advisors as to the particular U.S. federal income tax consequences to them of holding and disposing of such shares.

Tax Status of the Fund.

The Fund has elected to qualify, and intends to remain qualified, as a regulated investment company under Subchapter M of the Code. Qualification as a regulated investment company requires, among other things, that (a) at least 90% of the Fund’s annual gross income be derived from interest; dividends; payments with respect to certain securities loans; gains from the sale or other disposition of stock, securities or foreign currencies; other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and net income from interests in “qualified publicly traded partnerships,” as defined in the Code (any such income “Qualifying Income”); and (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash and cash items. U.S. government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), of two or more issuers (other than other regulated investment companies) that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or of one or more “qualified publicly traded partnerships.”

Qualification and election as a regulated investment company involve no supervision of investment policy or management by any government agency. As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on income that is distributed to shareholders, provided that the Fund distributes to its shareholders at least the sum of 90% of its “investment company taxable income” (determined prior to the deduction for dividends paid by the Fund) and 90% of its net tax-exempt interest income for each taxable year. The Fund’s “investment company taxable income” for any taxable year is its taxable income, determined without regard to net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) for such taxable year and with certain other adjustments. Assuming that the Fund meets the 90% distribution requirement, it will generally be subject to tax at regular U.S. federal corporate income tax rates only on any income or gain that it does not distribute in a timely manner.

The Fund intends to make sufficient distributions in a timely manner in order to ensure that it will not be subject to the nondeductible 4% U.S. federal excise tax that is imposed on certain undistributed income of regulated investment companies. In general, in order for the Fund to avoid the 4% U.S. federal excise tax, the Fund must distribute in each calendar year at least (i) 98% of its ordinary income for the calendar year, (ii) 98.2% of its capital gain net income for the one-year period ending on October 31 of the calendar year and (iii) any ordinary income and capital gains for previous years that were not distributed during those years. For purposes of determining whether the Fund has met this distribution requirement, (i) certain ordinary gains and losses that would otherwise be taken into account for the portion of the calendar year after October 31 will be treated as arising on January 1 of the following calendar year and (ii) the Fund will be deemed to have distributed any income or gains on which it has paid U.S. federal income tax.

If for any taxable year the Fund did not qualify for the special U.S. federal income tax treatment afforded to regulated investment companies (for example, by not meeting the 90% distribution requirement described above), all of its taxable income would be subject to U.S. federal income tax at regular corporate rates (without any deduction for distributions to its shareholders) and all distributions out of its current or accumulated earnings and profits would be taxable as dividend income. In such event, provided that a shareholder satisfied the applicable holding period and other requirements with respect to his shares, dividend distributions would be eligible for the dividends-received deduction in the case of a corporate shareholder, and if received by a non-corporate shareholder would be taxable to the shareholder as “qualified dividend income,” which is subject to tax at the rates applicable to long-term capital gain (currently, a maximum rate of 20%). In addition, the Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying for taxation as a regulated investment company. However, if the Fund fails to satisfy the income test or diversification test described above, the Fund may be able to avoid losing its status as a regulated investment company by timely providing notice of such failure to the Internal Revenue Service (the “IRS”), curing such failure and possibly paying an additional tax.

Distributions.

Distributions to shareholders of the Fund’s investment company taxable income (other than “qualified dividend income”), including distributions of net short-term capital gains, will be taxable as ordinary income to shareholders. Distributions (or deemed distributions, as described below) of the Fund’s net capital gains will be taxable to shareholders as long-term capital gains, regardless of the length of time the shares have been held by a shareholder. Long-term capital gains recognized by individuals and other non-corporate shareholders are currently subject to U.S. federal income tax at lower rates than the rates applicable to ordinary income. Distributions in excess of the Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of such shareholder’s adjusted basis in his shares, and as a capital gain thereafter. The ultimate tax characterization of the Fund’s distributions made in a taxable year cannot be determined until after the end of the taxable year. As a result, there is a possibility that the Fund may make total distributions during a taxable year in an amount that exceeds the current and accumulated earnings and profits of the Fund.

Provided that the shareholder satisfies the applicable holding period and other requirements with respect to his shares, (i) distributions of the Fund’s “qualified dividend income” will be treated as “qualified dividend income” received by an individual or other non-corporate shareholder and will therefore be subject to U.S. federal income tax at the rates applicable to long-term capital gain and (ii) shareholders that are corporations may be entitled to claim a dividends-received deduction for the portion of Fund distributions that is attributable to certain dividend income received by the Fund.

If the Fund retains any net capital gains for reinvestment, it may elect to treat such capital gains as having been distributed to its shareholders. If the Fund makes such an election, each shareholder will be required to include its share of such undistributed net capital gain in income as long-term capital gain and will be entitled to claim its share of the U.S. federal income taxes paid by the Fund on such undistributed net capital gain as a credit against its own U.S. federal income tax liability, if any, and to claim a refund on a properly-filed U.S. federal income tax return to the extent that the credit exceeds such liability. In addition, each shareholder will be entitled to increase the adjusted tax basis of its Fund shares by the difference between its share of such undistributed net capital gain and the related credit. There can be no assurance that the Fund will make this election if it retains all or a portion of its net capital gain for a taxable year. A shareholder’s tax liability for such distributions will depend on the shareholder’s particular tax situation.

Shareholders who instruct the Fund to reinvest distributions in additional shares will be treated for U.S. federal income tax purposes as receiving the relevant distributions and using them to purchase shares. Thus, distributions of investment company taxable income and net capital gains, whether received in cash or reinvested, must be reported by the shareholder on his U.S. federal income tax return.

Distributions by the Fund result in a reduction in the net asset value of the Fund’s shares. Should a distribution reduce the net asset value below a shareholder’s adjusted tax basis, such distribution could nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. Although the price of shares purchased at the time will include the amount of the forthcoming distribution, the distribution will nevertheless be taxable to the purchaser.

The Fund did not have capital loss carryforwards as of December 31, 2019.

Capital loss carryforwards realized in taxable years beginning after December 22, 2010 will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law.

Sale or Redemption of Shares.

A shareholder will recognize a taxable gain or loss, if any, if the shareholder sells or redeems his shares. Such gain or loss will be equal to the difference between his adjusted tax basis in the shares sold or redeemed and the amount of the cash or the fair market value of other property (including securities distributed by the Fund) received by him in payment therefor.

Any gain or loss arising from the sale or redemption of shares will be treated as capital gain or loss, and will generally be long-term capital gain or loss if the shareholder’s holding period for the shares is more than one year and short-term capital gain or loss if it is one year or less. Long-term capital gains recognized by individuals and other non-corporate shareholders on a sale or redemption of shares generally will be taxed at a maximum rate of 20%. Any loss realized on a sale or redemption will be disallowed to the extent the shares that were sold or redeemed are replaced (including pursuant to our dividend reinvestment program) with substantially identical shares within a period beginning 30 days before and ending 30 days after the sale or redemption of the shares. In such a case, the tax basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss arising from the sale or redemption of shares for which the shareholder has a holding period of six months or less will be treated for U.S. federal tax purposes as a long-term capital loss to the extent of any amount of capital gain dividends received by the shareholder with respect to such shares. For purposes of determining a shareholder’s holding period of shares, the holding period will be suspended for any periods during which the shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.

A shareholder who recognizes a loss on a sale or other disposition of shares will be required to report the sale or other disposition on IRS Form 8886 if the loss exceeds an applicable threshold amount. Failure to comply with the reporting requirements gives rise to substantial penalties. Certain states, including New York, may also have similar disclosure requirements. Shareholders should consult their tax advisors to determine whether they are required to file IRS Form 8886 in connection with a sale or other disposition of shares.

Exchange or Conversion of Shares.

You may exchange all or a portion of your shares in the Fund for shares in another Fund. Exchanges will be executed on the basis of the relative net asset value of the shares exchanged. An exchange will be considered a sale for U.S. federal income tax purposes, and you may therefore realize a gain or loss for U.S. federal income tax purposes as a result of an exchange. The Fund offers three classes of shares, Retail Shares, Institutional Shares and TA Shares, which differ only in their ongoing fees and eligibility requirements. You may convert Retail Shares into Institutional Shares if the value of your investment in the Fund is at least $1,000,000. If the value of your investment in the Fund falls below $1,000,000 because of redemptions, the Fund may convert your Institutional Shares into Retail Shares. Retail Shares and Institutional Shares may be converted into TA Shares in the Adviser’s sole discretion. The transaction will be based on the respective net asset value per share of each class on the trade date for the conversion. For U.S. federal income tax purposes, a conversion of shares of one class for shares of another class issued by the same Fund will not be a taxable event. You should consult your own tax adviser regarding specific questions of federal, state, local or foreign tax law.

Backup Withholding and Information Reporting.

Payments on the shares and proceeds from a redemption or other disposition of shares will generally be subject to information reporting. Such amounts will be subject to backup withholding, currently at the rate of 24%, if payable to shareholders who fail to provide the Fund (or other payor) with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain types of shareholders are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Foreign Shareholders.

A “foreign shareholder” is an investor that, for U.S. federal income tax purposes, is a nonresident alien individual, a foreign corporation, or a foreign estate or trust. This disclosure assumes that (i) a foreign shareholder’s ownership of shares in the Fund is not effectively connected with a trade or business conducted by such foreign shareholder in the United States, (ii) the foreign shareholder is not an expatriate of the United States, (iii) the foreign shareholder does not own, and has not owned, actually or constructively, more than 5% of the Fund’s shares and (iv) the foreign shareholder is not an individual who is present in the United States for 183 days or more in any taxable year. A distribution of the Fund’s investment company taxable income to a foreign shareholder, including a deemed distribution as a consequence of a Fund’s election to pass through foreign taxes paid by the Fund, will generally be subject to withholding tax at a 30% rate or such lower rate as may be specified by an applicable income tax treaty. Provided that certain requirements are satisfied, this withholding tax will not be imposed on dividends paid by the Fund to the extent that the underlying income out of which the dividends are paid consists of U.S.-source interest income or short-term capital gains that would not have been subject to U.S. withholding tax if received directly by the foreign shareholder (“interest-related dividends” and “short-term capital gain dividends,” respectively).

Foreign shareholders may be subject to an increased U.S. federal income tax on their income resulting from a Fund’s election (described above) to “pass-through” amounts of foreign taxes paid by the Fund, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign taxes treated as having been paid by them.

Information returns will be filed with the IRS in connection with certain payments on the shares. A foreign shareholder may be subject to U.S. backup withholding on distributions that are otherwise exempt from withholding tax or on the proceeds from a redemption or other disposition of shares if such foreign shareholder does not certify its non-U.S. status under penalties of perjury or otherwise establish an exemption. Backup withholding is not an additional tax. Any amounts withheld pursuant to the backup withholding rules will be allowed as a credit against the foreign shareholder’s U.S. federal income tax liability, if any, and may entitle the foreign shareholder to a refund, provided that the required information is furnished to the IRS on a timely basis.

In order to qualify for the exemption from U.S. withholding tax on “interest-related dividends” and “short-term capital gain dividends” (if any), to qualify for an exemption from U.S. backup withholding and to qualify for a reduced rate of U.S. withholding tax on Fund dividends under an income tax treaty, a foreign shareholder must generally deliver to the relevant Fund or other withholding agent a properly executed IRS form (generally, Form W-8BEN or Form W-8BEN-E, as applicable). In order to claim a refund of any Fund-level taxes imposed on undistributed net capital gains, any U.S. withholding taxes or any backup withholding on Fund distributions, a foreign shareholder must obtain a U.S. taxpayer identification number and file a U.S. federal income tax return (which may entail significant administrative burden).

The Fund does not expect to be a “United States real property holding corporation” for U.S. federal income tax purposes. Foreign shareholders should consult their tax advisors regarding the potential tax consequences to them if any relevant Fund is or was a “United States real property holding corporation.”

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

Under Sections 1471 through 1474 of the Code (“FATCA”), a withholding tax at the rate of 30% will generally be imposed on payments to certain foreign entities (including financial intermediaries) of dividends on Fund shares and, for dispositions after December 31, 2018, on gross proceeds from the sale or other disposition made to a foreign entity unless the foreign entity provides the withholding agent with certifications and other information (which may include information relating to ownership by U.S. persons of interests in, or accounts with, the foreign entity). If FATCA withholding is imposed, a beneficial owner of shares that is not a foreign financial institution (as specifically defined for purposes of FATCA) generally may obtain a refund of any amounts withheld by filing a U.S. federal income tax return (which may entail significant administrative burden). Foreign shareholders should consult their tax advisors regarding the possible implications of FATCA on their investment in the Fund.

State, Local and Foreign Taxes.

In addition to federal income taxes, shareholders of the Fund may be subject to state, local or foreign taxes on distributions from the Fund and on repurchases or redemptions of shares. Shareholders should consult their tax advisors as to the application of such taxes and as to the tax status of distributions from the Fund and repurchases or redemptions of shares in their own states and localities.

Tax Basis Information.

The Fund is required to report the adjusted tax and holding period of your shares, and your gain or loss, to the IRS on Form 1099 when “covered” shares of the Fund are redeemed. Covered shares are any shares acquired (including shares acquired through reinvestment of the Fund’s distributions) on or after January  1, 2012. The Fund has chosen the “average basis” method as its default method for reporting the adjusted tax basis of covered shares. The Fund will use this method for purposes of reporting your adjusted tax basis unless you instruct the Fund in writing to use a different calculation method. You may choose a method different from the Fund’s default method if you provide the Fund with timely notice. Please consult your tax advisor with regard to your particular circumstances.

UNDERWRITERS

BCI is the principal underwriter responsible for distributing the Fund’s securities. The Fund’s public offering of their securities is continuous, and BCI is obligated to distribute the Fund’s securities on a best efforts basis. BCI does not receive underwriting commissions from the Fund. The 12b-1 Plan authorizes the Fund to pay the Distributor a distribution fee equal to 0.25% per annum of the Fund’s average daily net assets attributable to the Retail Shares.

Compensation Table.

The following table discloses compensation received by BCI from the Fund for the year ended December 31, 2020.

Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation*
$—	$—	$—	$43,189

*	Fees received pursuant to the 12b-1 Plan.

FINANCIAL STATEMENTS

The Fund’s audited financial statements for the year ended December 31, 2020 and the report thereon of [                        ], independent registered public accounting firm, appearing therein is incorporated by reference into this SAI.

PART C: OTHER INFORMATION

Item 28. Exhibits

a.	Amended and Restated Agreement and Declaration of Trust of Registrant, dated November 3, 2015. Filed on January 28, 2016 as Exhibit a. to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

b.	By-Laws of Registrant, Revised and Restated as of November 3, 2015. Filed on January 28, 2016 as Exhibit b. to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

c.	Not applicable.

d.1	Investment Advisory Agreement between Baron Partners Fund and BAMCO, Inc., dated April 30, 2003, and as amended and restated as of August 29, 2011. Filed on December 22, 2011 as Exhibit d.1 to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

d.2	Investment Advisory Agreement between Baron Focused Growth Fund (formerly known as Baron Retirement Income Fund) and BAMCO, Inc., dated May 20, 2008, and as amended and restated as of August 29, 2011. Filed on December 22, 2011 as Exhibit d.2 to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

d.3	Investment Advisory Agreement between Baron International Growth Fund and BAMCO, Inc., dated October 27, 2008, and as amended and restated as of August 29, 2011. Filed on December 22, 2011 as Exhibit d.3 to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

d.4	Investment Advisory Agreement between Baron Real Estate Fund and BAMCO, Inc., dated October 26, 2009, and as amended and restated as of August 29, 2011. Filed on December 22, 2011 as Exhibit d.4 to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

d.5	Investment Advisory Agreement between Baron Emerging Markets Fund and BAMCO, Inc., dated October 25, 2010, and as amended and restated as of August 29, 2011. Filed on December 22, 2011 as Exhibit d.5 to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

d.6	Investment Advisory Agreement between Baron Energy and Resources Fund and BAMCO, Inc., dated August 11, 2011, and as amended and restated as of August 29, 2011. Filed on December 22, 2011 as Exhibit d.6 to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

d.7	Investment Advisory Agreement between Baron Global Advantage Fund and BAMCO, Inc., dated February 14, 2012, and as amended and restated as of May 8, 2012. Filed on April 26, 2012 as Exhibit d.7 to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

d.8	Investment Advisory Agreement between Baron Real Estate Income Fund and BAMCO, Inc., dated November 13, 2017. Filed on December 29, 2017 as Exhibit d.8 to Post-Effective Amendment No. 52 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

d.9	Investment Advisory Agreement between Baron WealthBuilder Fund and BAMCO, Inc., dated November 13, 2017. Filed on December 29, 2017 as Exhibit d.9 to Post-Effective Amendment No. 52 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

d.10	Investment Advisory Agreement between Baron Health Care Fund and BAMCO, Inc., dated February 22, 2018. Filed on April 30, 2018 as Exhibit d.10 to Post Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

d.11	Investment Advisory Agreement between Baron FinTech Fund and BAMCO, Inc. dated October 28, 2019. Filed on December 23, 2019 as Exhibit d.11 to Post Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated by reference thereto.

d.12	Fee Waiver Agreement between Registrant and BAMCO, Inc. as amended on December 1, 2017. Filed on December 29, 2017 as Exhibit d.10 to Post-Effective Amendment No. 52 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

d.13	Amended and Restated Schedule A, dated February 22, 2018 to Fee Waiver Agreement between Registrant and BAMCO, Inc., dated December 1, 2017. Filed on April 30, 2018 as Exhibit d.12 to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

d.14	Amended and Restated Schedule A dated October 28, 2019 to Fee Waiver Agreement between Registrant and BAMCO, Inc. dated December 1, 2017. Filed on December 23, 2019 as Exhibit d.14 to Post Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated by reference thereto.

d.15	Amended and Restated Schedule A dated October 28, 2019 to Fee Waiver Agreement between Registrant and BAMCO, Inc. dated December 1, 2017, Filed herewith.

e.	Distribution Agreement between Registrant and Baron Capital, Inc., dated February 28, 2018. Filed on April 30, 2018 as Exhibit e. to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

f.	Not applicable.

g.1	Master Custodian Agreement among Registrant, Baron Investment Funds Trust and State Street Bank and Trust Company, dated April 13, 2007. Filed on May 1, 2007 as Exhibit g.1 to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

g.2	Fee Schedule to Master Custodian Agreement, dated March 21, 2007. Filed on July 20, 2007 to Registrant’s Form 497 (File No. 333-103025) and incorporated herein by reference thereto.

g.3	Administration Agreement among Registrant, Baron Investment Funds Trust and State Street Bank and Trust Company, dated April 13, 2007. Filed on July 20, 2007 to Registrant’s Form 497 (File No. 333-103025) and incorporated herein by reference thereto.

g.4	Amendment to Administrative Agreement among Registrant, Baron Investment Funds Trust and State Street Bank and Trust Company, dated September 23, 2015. Filed on January 28, 2016 as Exhibit g.4 to Post-Effective Amendment No. 52 to Baron Investment Funds Trust’s Registration Statement on Form N-1A (File No. 033-12112) and incorporated herein by reference thereto.

g.5	Fee Schedule, dated September 23, 2015 to Administration Agreement. Filed on January 28, 2016 as Exhibit g.5 to Post-Effective Amendment No. 52 to Baron Investment Funds Trust’s Registration Statement on Form N-1A (File No. 033-12112) and incorporated herein by reference thereto.

g.6	Additional Series Letter for Master Custodian Agreement and Administration Agreement, dated June 11, 2008. Filed on June 16, 2008 as Exhibit g.5 to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

g.7	Additional Series Letter for Master Custodian Agreement and Administration Agreement, dated October 28, 2010. Filed on December 1, 2008 as Exhibit g.6 to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

g.8	Additional Series Letter for Master Custodian Agreement and Administration Agreement, dated October 26, 2009. Filed on December 14, 2009 as Exhibit g.7 to Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

g.9	Additional Series Letter for Master Custodian Agreement and Administration Agreement, dated December 22, 2010. Filed on December 23, 2010 as Exhibit g.8 to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

g.10	Additional Series Letter for Master Custodian Agreement and Administration Agreement, dated August 16, 2011. Filed on December 22, 2011 as Exhibit g.9 to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

g.11	Additional Series Letter for Master Custodian Agreement and Administration Agreement, dated March 6, 2012. Filed on April 26, 2012 as Exhibit g.10 to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

g.12	Additional Series Letter for Master Custodian Agreement and Administration Agreement, dated September 19, 2013. Filed on September 30, 2013 as Exhibit g.11 to Post-Effective Amendment No. 45 to Baron Investment Funds Trust’s Registration Statement on Form N-1A (File No. 033-12112) and incorporated herein by reference thereto.

g.13	Additional Series Letter for Master Custodian Agreement and Administration Agreement, dated December 15, 2017. Filed on December 29, 2017 as Exhibit g.13 to Post-Effective Amendment No. 52 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

g.14	Additional Series Letter for Master Custodian Agreement and Administration Agreement, dated April 30, 2018. Filed on April 30, 2018 as Exhibit g.14 to Post Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated by reference thereto.

g.15	Additional Series Letter for Master Custodian Agreement and Administration Agreement, dated December 31, 2019. Filed on December 23, 2019 as Exhibit g.15 to Post Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated by reference thereto.

g.16	Additional Series Letter for Master Custodian Agreement and Administration Agreement, dated April 30, 2021, Filed herewith.

h.1	Transfer Agency Agreement between Registrant and DST Systems, Inc. Filed on April 11, 2003 as Exhibit h.1 to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

h.2	Fee Proposal to Transfer Agency Agreement. Filed on April 20, 2011 as Exhibit h.2 to Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

h.3	Amended and Restated Security Agreement among Baron Select Funds, on behalf of its series Baron Partners Fund and State Street Bank and Trust Company, dated September 25, 2009. Filed on October 15, 2008 as Exhibit h.4 to Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

h.4	Amendment Agreement No. 1 to Amended and Restated Security Agreement among Baron Select Funds, on behalf of its series Baron Partners Fund and State Street Bank and Trust Company, dated May 19, 2010. Filed on October 15, 2010 as Exhibit h.7 to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

h.5	Second Amended and Restated Security Agreement among Baron Select Funds, on behalf of its series Baron Partners Fund and State Street Bank and Trust Company, dated November 5, 2015. Filed on January 28, 2016 as Exhibit h.6 to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

h.6	Reimbursement Agreement among BAMCO, Inc., Baron Capital Management, Inc. and Baron Select Funds on behalf of its series Baron Partners Fund, dated October 31, 2008. Filed on December 1, 2008 as Exhibit h.9 to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

h.7	Amended and Restated Reimbursement Agreement among BAMCO, Inc., Baron Capital Management, Inc. and Baron Select Funds on behalf of its series Baron Partners Fund, dated January 14, 2009. Filed on April 20, 2009 as Exhibit h.6 to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

h.8	Form of Financial Intermediary Agreement. Filed on April 30, 2014 as Exhibit h.15 to Post- Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

h.9	Amended and Restated Credit Agreement among Baron Select Funds, on behalf of its series Baron Partners Fund, State Street Bank and Trust Company, Bank of America, N.A., and Banc of America Securities LLC, dated September 26, 2008. Filed on October 15, 2008 as Exhibit h.3 to Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

h.10	Amendment Agreement No. 1 among Baron Select Funds, on behalf of its series Baron Partners Fund and State Street Bank and Trust Company, dated September 26, 2009. Filed on October 15, 2009 as Exhibit h.5 to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

h.11	Amendment Agreement No. 2 and Joinder among Baron Select Funds, on behalf of its series Baron Partners Fund, State Street Bank and Trust Company and the Bank of Nova Scotia, New York Agency, dated May 19, 2010. Filed on October 15, 2010 as Exhibit h.6 to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

h.12	Amendment Agreement No. 3 among Baron Select Funds, on behalf of its series Baron Partners Fund, State Street Bank and Trust Company and the Bank of Nova Scotia, New York Agency, dated September 24, 2010. Filed on October 15, 2010 as Exhibit h.8 to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

h.13	Amendment Agreement No. 4 among Baron Select Funds, on behalf of its series Baron Partners Fund, State Street Bank and Trust Company and the Bank of Nova Scotia, New York Agency, dated September 23, 2011. Filed on December 22, 2011 as Exhibit h.11 to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

h.14	Amendment Agreement No. 5 among Baron Select Funds, on behalf of its series Baron Partners Fund and State Street Bank and Trust Company, dated September 21, 2012. Filed on April 26, 2013 as Exhibit h.12 to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

h.15	Amendment Agreement No. 6 among Baron Select Funds, on behalf of its series Baron Partners Fund and State Street Bank and Trust Company, dated May 7, 2013. Filed on April 30, 2014 as Exhibit h.13 to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

h.16	Amendment Agreement No. 7 among Baron Select Funds, on behalf of its series Baron Partners Fund and State Street Bank and Trust Company, dated September 20, 2013. Filed on April 30, 2014 as Exhibit h.14 to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

h.17	Amendment Agreement No. 8 among Baron Select Funds, on behalf of its series Baron Partners Fund and State Street Bank and Trust Company, dated September 19, 2014. Filed on April 30, 2015 as Exhibit h.15 to Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

h.18	Amendment Agreement No. 9 among Baron Select Funds, on behalf of its series Baron Partners Fund and State Street Bank and Trust Company, dated September 18, 2015. Filed on January 28, 2016 as Exhibit h.18 to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

h.19	Amendment Agreement No. 10 among Baron Select Funds, on behalf of its series Baron Partners Fund and State Street Bank and Trust Company, dated October 19, 2015. Filed on January 28, 2016 as Exhibit h.19 to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

h.20	Amendment Agreement No. 11 among Baron Select Funds, on behalf of its series Baron Partners Fund and State Street Bank and Trust Company, dated October 30, 2015. Filed on January 28, 2016 as Exhibit h.20 to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

h.21	Second Amended and Restated Credit Agreement among Baron Select Funds, on behalf of its series Baron Partners Fund, State Street Bank and Trust Company, and The Bank of Nova Scotia, dated November 5, 2015. Filed on January 28, 2016 as Exhibit h.4 to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

h.22	Amendment Agreement No. 1 to Second Amended and Restated Credit Agreement among Baron Select Funds, on behalf of its series Baron Partners Fund, State Street Bank and Trust Company, and The Bank of Nova Scotia, dated November 3, 2016. Filed on April 28, 2017 as Exhibit h.22 to Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

h.23	Amendment Agreement No. 2 to Second Amended and Restated Credit Agreement among Baron Select Funds, on behalf of its series Baron Partners Fund, State Street Bank and Trust Company, and The Bank of Nova Scotia, dated November 2, 2017. Filed on December 29, 2017 as Exhibit h.23 to Post-Effective Amendment No. 52 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

h.24	Amendment Agreement No. 3 to Second Amended and Restated Credit Agreement among Baron Select Funds, on behalf of its Series Baron Partners Fund, State Street Bank and Trust Company, and The Bank of Nova Scotia, dated November 1, 2018. Filed on April 30, 2019 as Exhibit h.24 to Post-Effective Amendment No. to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

h.25

Amendment Agreement No. 4 to Second Amended and Restated Agreement among Baron Select Funds on behalf of its series Baron Partners Fund, State Street Bank and Trust Company, and The Bank of Nova Scotia, dated November 4, 2019. Filed on April 30, 2020 as Exhibit h.25 to Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporate by reference thereto.

h.26	Line of Credit Agreement among Registrant, Baron Investment Funds Trust and State Street Bank and Trust Company, dated July 20, 2007, and as amended and restated as of January 28, 2015. Filed on January 28, 2015 as Exhibit h.9 to Post-Effective Amendment No. 49 to Baron Investment Funds Trust’s Registration Statement on Form N-1A (File No. 033-12112) and incorporated herein by reference thereto.

h.27	First Amendment to Committed Line of Credit, dated July 10, 2015. Filed on January 28, 2016 as Exhibit h.10 to Post-Effective Amendment No. 52 to Baron Investment Funds Trust’s Registration Statement on Form N-1A (File No. 033-12112) and incorporated herein by reference thereto.

h.28	Second Amendment to Committed Line of Credit, dated July 8, 2016. Filed on August 31, 2016 as Exhibit h.11 to Post-Effective Amendment No. 54 to Baron Investment Funds Trust’s Registration Statement on Form N-1A (File No. 033-12112) and incorporated herein by reference thereto.

h.29	Third Amendment to Committed Line of Credit, dated July 7, 2017. Filed on December 29, 2017 as Exhibit h.27 to Post-Effective Amendment No. 52 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

h.30	Fourth Amendment to Committed Line of Credit, dated April 30, 2018. Filed on April 30, 2018 as Exhibit h.28 to Post-Effective Amendment No. 57 to Baron Select Fund’s Registration Statement on Form N-1A (File No. 3331-103025) and incorporated by reference thereto.

h.31	Fifth Amendment to Committed Line of Credit, dated July 6, 2018. Filed on January 28, 2019 as Exhibit h.14 to Post-Effective Amendment No. 50 to Baron Investment Funds Trusts’ Registration Statement on Form N-1A (File No. 033-12112) and incorporated herein by reference thereto.

h.32	Sixth Amendment to Committed Line of Credit, dated July 5, 2019. Filed on December 23, 2019 as Exhibit h.31 to Post Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated by reference thereto.

h.33	Seventh Amendment to Committed Line of Credit, dated December 16, 2019. Filed on December 23, 2019 as Exhibit h.32 to Post Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated by reference thereto.

h.34	Eight Amendment to Committed Line of Credit, dated July 2, 2020, Filed herewith.

h.35	Ninth Amendment to Committed Line of Credit, dated December 15, 2020, Filed herewith.

i.1	Opinion and consent of counsel. Filed on April 30, 2003 as Exhibit i. to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

i.2	Opinion and consent of counsel. Filed on January 28, 2016 as Exhibit i.2 to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

i.3	Opinion and consent of counsel. Filed on December 29, 2017 as Exhibit i.3 to Post-Effective Amendment No. 52 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

j.	Consent of independent registered public accounting firm, PricewaterhouseCoopers LLP. Filed herewith.

k.1	Omitted Financial Statements of Baron Capital Partners, L.P. Filed on April 1, 2003 to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

k.2	Omitted Financial Statements of Baron Investment Partners, L.P. Filed on June 16, 2008 as Exhibit k.2 to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

l.	Not applicable.

m.	Plan of Distribution Pursuant to Rule 12b-1. Filed on January 28, 2014 as Exhibit m. to Post-Effective Amendment No. 47 to Baron Investment Funds Trust’s Registration Statement on Form N-1A (File No. 033-12112) and incorporated herein by reference thereto.

n.	Multi-Class Plan adopted pursuant to Rule 18f-3. Filed on December 31, 2019 as Exhibit n. to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

o.	Not applicable.

p.	Amended and Restated Code of Ethics, dated March 2, 2017. Filed on April 28, 2017 as Exhibit p. to Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

p.1	Amended and Restated Code of Ethics, dated January 23, 2018. Filed on April 30, 2018 as Exhibit h.28 to Post-Effective Amendment No. 57 to Baron Select Fund’s Registration Statement on Form N-1A (File No. 3331-103025) and incorporated by reference thereto.

p.2	Amended and Restated Code of Ethics, dated August 28, 2018. Filed on January 28, 2019 as Exhibit p.1 to Post-Effective Amendment No. 62 to Baron Investment Funds Trusts’ Registration Statement on Form N-1A (File No. 033-12112) and incorporated herein by reference thereto.

p.3	Amended and Restated Code of Ethics, dated October 1, 2019, Filed herewith.

q.	Power of Attorney. Filed on April 8, 2008 as Exhibit j.2 to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A (File No. 333-103025) and incorporated herein by reference thereto.

q.1	Power of Attorney. Filed on July 15, 2013 as Exhibit q.1 to Post-Effective Amendment No. 44 to Baron Investment Funds Trust’s Registration Statement on Form N-1A (File No. 033-12112) and incorporated herein by reference thereto.

q.2	Power of Attorney. Filed on October 13, 2017 as Exhibit q.2 to Post-Effective Amendment No. 58 to Baron Investment Funds Trust’s Registration Statement on Form N-1A (File No. 033-12112) and incorporated herein by reference thereto.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

Item 29. Persons Controlled by or Under Common Control with the Fund

The following diagram indicates the persons under common control with Registrant, all of which are incorporated in New York.

Ronald Baron controls:	Baron Capital Group, Inc.

which owns 100% of:	Baron Capital, Inc.
BAMCO, Inc.
Baron Capital Management, Inc.

Baron Capital, Inc. serves as distributor of Registrant’s shares. BAMCO, Inc. serves as investment adviser to Registrant. Baron Capital Management, Inc. is an affiliated investment adviser. All of the above corporate entities file consolidated financial statements. Ronald Baron, Chairman and CEO of Registrant, is the controlling shareholder of Baron Capital Group, Inc. and serves as Chairman and CEO of all the above entities.

Item 30. Indemnification

Article IV of Registrant’s Declaration of Trust states as follows:

Section 4.1 No Personal Liability of Shareholders, Trustees, etc.

No Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Series Property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the general corporation law of the State of Delaware.

No Trustee, officer, employee or agent of the Trust or any Series of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person, other than the Trust or the respective Series or the Shareholders, in connection with Series Property or the affairs of the Trust or the respective Series, save only liability to the Trust or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the Series Property of the affected Series for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee or officer, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception regarding Trustees and officers, he shall not, on account thereof, be held to any personal liability. Any repeal or modification of this Section 4.1 shall not adversely affect any right or protection of a Trustee or officer of the Trust existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

Section 4.2 MANDATORY INDEMNIFICATION. The Trust hereby agrees, solely out of the assets of the affected Series, to indemnify each Person who at any time serves as Trustee or officer of the Trust (each such Person being an “indemnitee”) against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth above in this Article IV by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or the respective Series of the Trust and furthermore, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any Person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position. Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee was (1) authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in this Declaration shall continue as to a Person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any Person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

(b) Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (1) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (2) in the absence of such a decision, by (i) a majority vote of a quorum (being one-third of such Trustees) of those Trustees who are neither Interested Persons of the Trust nor parties to the proceeding (“Disinterested Non-Party Trustees”), that the indemnitee is entitled to indemnification hereunder, or (ii) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion conclude that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.

(c) The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee’s good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that indemnitee is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (1) the indemnitee shall provide adequate security for his undertaking, (2) the Trust shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so directs, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(d) The rights accruing to any indemnitee under these provisions shall not exclude any other right to which he or she may be lawfully entitled.

(e) Subject to any limitations provided by the 1940 Act and this Declaration, the Trust shall have the power and authority, solely out of the assets of the affected Series, to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Trust or serving in any capacity at the request of the Trust to the full extent as corporations organized under the Delaware General Corporation Law may indemnify or provide for the advance payment of expenses for such Persons provided that such indemnification has been approved by a majority of the Trustees.

Section 4.3 NO DUTY OF INVESTIGATION; NOTICE IN TRUST INSTRUMENTS, ETC.

No purchaser, lender, transfer agent or other Person dealing with the Trustees or with any officer, employee or agent of the Trust or any Series of the Trust or Class thereof shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, undertaking, instrument, certificate, Share, other security of the Trust or any Series of the Trust, and every other act or thing whatsoever executed in connection with the Trust or any Series of the Trust shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust. The Trustees may maintain insurance for the protection of the Series Property, the Shareholders of each Series, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible liability, and such other insurance as the Trustees in their sole judgment shall deem advisable or is required by the 1940 Act.

Section 4.4 Reliance on Experts, etc. Each Trustee and officer or employee of the Trust or any Series of the Trust shall, in the performance of his duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust or any Series of the Trust or Class thereof, upon an opinion of counsel, or upon reports made to the Trust or any Series thereof by any of the Trust’s officers or employees or by any advisor, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or other expert may also be a Trustee.

Insofar as the indemnification for liabilities arising under the Securities Act of 1933, as amended, (the “1933 Act”) may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Advisor

The business and other connections of BAMCO, Inc. are summarized under “Management of the Fund” in the Prospectus constituting Part A of the Registration Statement, which summary is incorporated herein by reference.

The business and other connections of the officers and directors of BAMCO, Inc. are currently listed in the investment adviser registration on Form ADV for BAMCO, Inc. (File No. 801-29080) and are incorporated herein by reference.

Item 32. Principal Underwriters

(a) Baron Investment Funds Trust

(b)

(1) NAME AND PRINCIPAL BUSINESS ADDRESS	(2) POSITIONS AND OFFICES WITH UNDERWRITER	(3) POSITIONS AND OFFICES WITH REGISTRANT

Ronald Baron 767 Fifth Avenue New York, N.Y. 10153	Director, Chairman and Chief Executive Officer	Trustee, Chief Executive Officer and Portfolio Manager

Linda S. Martinson 767 Fifth Avenue New York, N.Y. 10153	Director, President and Chief Operating Officer	Chairman, Trustee, President, and Chief Operating Officer

Clifford Greenberg 767 Fifth Avenue New York, N.Y. 10153	Director, Senior Vice President and co-Chief Investment Officer	Senior Vice President, Portfolio Manager and co-Chief Investment Officer

Louis Beasley 767 Fifth Avenue New York, N.Y. 10153	Vice President and Chief Compliance Officer	Chief Compliance Officer and Vice President

Patrick M. Patalino 767 Fifth Avenue New York, N.Y. 10153	Vice President, General Counsel and Secretary	Vice President, General Counsel and Secretary

Andrew Peck 767 Fifth Avenue New York, N.Y. 10153	Director, Senior Vice President and co-Chief Investment Officer	Senior Vice President, Portfolio Manager and co-Chief Investment Officer

Susan Robbins 767 Fifth Avenue New York, N.Y. 10153	Vice President and Senior Analyst	Vice President

Peggy Wong 767 Fifth Avenue New York, N.Y. 10153	Vice President, Treasurer and Chief Financial Officer	Treasurer and Chief Financial Officer

(c) Inapplicable.

Item 33. Location of Accounts and Records

Certain accounts, books and other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant, BAMCO, Inc. and Baron Capital, Inc., 767 Fifth Avenue, New York, NY 10153. Records relating to the duties of the Registrant’s transfer agent are maintained by DST Systems, Inc., 330 West 9th Street, Pointdexter 1, Kansas City, MO 64105 and on or about May 11, 2007, of the Registrant’s custodian are maintained by State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111.

Item 34. Management Services

Inapplicable.

Item 35. Undertakings

Inapplicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized in the City of New York, and the State of New York, on this 15th day of October, 2021.

BARON SELECT FUNDS

By:	/s/ RONALD BARON
Ronald Baron, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A has been signed below by the following persons, in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

/s/ RONALD BARON	Chief Executive Officer & Trustee	October 15, 2021
Ronald Baron

/s/ LINDA S. MARTINSON	Chairman, President, Chief Operating Officer and Trustee	October 15, 2021
Linda S. Martinson

/s/ PATRICK M. PATALINO	Vice President, General Counsel and Secretary	October 15, 2021
Patrick M. Patalino

*/s/ RAYMOND NOVECK	Trustee	October 15, 2021
Raymond Noveck

*/s/ DAVID A. SILVERMAN	Trustee	October 15, 2021
David A. Silverman

/s/ PEGGY WONG	Treasurer and Chief Financial Officer	October 15, 2021
Peggy Wong

/*s/ ALEX YEMENIDJIAN	Trustee	October 15, 2021
Alex Yemenidjian

/*s/ ANITA ROSENBERG	Trustee	October 15, 2021
Anita Rosenberg

/*s/ THOMAS J. FOLLIARD	Trustee	October 15, 2021
Thomas J. Folliard

/*s/ ABRAHAM NACHMANY	Trustee	October 15, 2021
Abraham Nachmany

/*s/ MARVELLE SULLIVAN	Trustee	October 15, 2021
Marvelle Sullivan

/*s/ ERROL TAYLOR	Trustee	October 15, 2021
Errol Taylor

By:	/S/ PATRICK M. PATALINO
Patrick M. Patalino (Attorney-in-fact)

*Attorney-in-fact pursuant to a power of attorney previously filed.

Dated: October 15, 2021